UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1.	Schedule of Investments.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 51.5%
Federal Farm Credit Bank (1 Mo. LIBOR - 0.09%)
$1,000,000	1.877	%(a)	03/28/19	$ 1,000,000
Federal Farm Credit Bank (3 Mo. LIBOR - 0.14%)
1,800,000	2.168	(a)	09/30/19	1,799,880
Federal Farm Credit Bank (3 Mo. LIBOR - 0.26%)
250,000	2.078	(a)	07/10/19	250,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)(a)
850,000	1.969		11/29/19	850,000
650,000	1.974		02/18/20	650,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)(a)
700,000	1.979		10/18/19	699,971
750,000	1.979		12/26/19	749,953
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)(a)
700,000	1.994		02/19/19	699,960
900,000	1.989		07/05/19	899,980
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.20%)
17,000,000	2.104	(a)	11/14/18	17,017,729
Federal Farm Credit Bank (Prime Rate - 2.88%)
1,000,000	1.870	(a)	05/07/20	999,847
Federal Farm Credit Bank (Prime Rate - 2.90%)
600,000	1.850	(a)	01/30/20	600,000
Federal Farm Credit Bank (Prime Rate - 2.96%)
200,000	1.790	(a)	03/13/20	199,733
Federal Farm Credit Bank (Prime Rate - 3.08%)(a)
250,000	1.670		06/27/19	249,986
1,600,000	1.670		07/17/19	1,599,820
Federal Farm Credit Bank (Prime Rate - 3.12%)
1,000,000	1.630	(a)	01/24/19	999,928
Federal Home Loan Bank (1 Mo. LIBOR - 0.05%)
6,000,000	1.873	(a)	10/07/19	6,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.08%)
14,000,000	1.868	(a)	03/19/19	14,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.09%)
1,050,000	1.828	(a)	01/14/19	1,050,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.10%)
5,900,000	1.840	(a)	04/18/19	5,900,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.14%)
7,000,000	1.808	(a)	10/19/18	7,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.15%)(a)
9,300,000	1.831		08/30/18	9,300,000
7,600,000	1.762		09/04/18	7,600,000
15,500,000	1.772		09/04/18	15,500,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.17%)(a)
2,500,000	1.774		08/17/18	2,500,000
1,300,000	1.783		08/20/18	1,300,000
3,700,000	1.796		08/23/18	3,700,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.18%)(a)
16,000,000	1.748		06/06/18	16,000,000
4,000,000	1.748		06/07/18	4,000,000
9,500,000	1.748		06/08/18	9,500,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.01%)(a)
4,800,000	1.958		06/19/18	4,800,000
3,270,000	1.978		06/28/18	3,270,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.16%)
7,000,000	1.846	(a)	06/01/18	7,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.22%)(a)
700,000	2.111		07/09/18	699,996
1,100,000	2.119		07/12/18	1,099,994
Federal Home Loan Bank (3 Mo. LIBOR - 0.26%)(a)
1,500,000	2.071		10/07/19	1,500,000
3,500,000	2.077		10/11/19	3,500,000
Federal Home Loan Bank Discount Notes
50,000,000	1.717		06/08/18	49,983,686
7,400,000	1.785		06/20/18	7,393,192
1,600,000	1.841		06/20/18	1,598,484

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank Discount Notes – (continued)
$6,200,000	1.787%		06/22/18	$ 6,193,696
20,000,000	1.797		06/22/18	19,979,525
7,540,000	1.896		07/12/18	7,524,114
9,400,000	1.939		08/10/18	9,365,455
1,600,000	1.927		08/15/18	1,593,607
18,500,000	1.964		08/24/18	18,417,379
4,700,000	1.950		08/27/18	4,678,419
25,000,000	1.962		08/29/18	24,881,828
2,500,000	1.930	(b)	08/31/18	2,487,860
2,100,000	1.976		09/06/18	2,089,108
1,100,000	1.976		09/07/18	1,094,236
1,500,000	1.967		09/14/18	1,491,622
1,300,000	1.984		09/17/18	1,292,473

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$314,551,461

U.S. Treasury Obligations – 48.5%
United States Treasury Bills
$1,400,000	1.688%		06/14/18	$ 1,399,166
35,580,000	1.693		06/14/18	35,558,736
20,900,000	1.825		06/21/18	20,879,332
1,600,000	1.830		06/21/18	1,598,413
400,000	1.744		07/05/18	399,358
900,000	1.784		07/05/18	898,521
1,400,000	1.800		07/05/18	1,397,679
400,000	1.793		07/12/18	399,203
3,100,000	1.892	(b)	08/09/18	3,089,038
4,900,000	1.897		08/09/18	4,882,625
2,700,000	1.902		08/09/18	2,690,400
4,800,000	1.908		08/09/18	4,782,888
300,000	1.827		08/16/18	298,873
100,000	1.834		08/16/18	99,623
100,000	1.875		08/16/18	99,615
60,000	1.880		08/16/18	59,768
400,000	1.897		08/16/18	398,438
1,900,000	1.929		08/16/18	1,892,459
200,000	1.937		08/16/18	199,204
1,900,000	1.871		08/23/18	1,892,027
4,600,000	1.890		08/23/18	4,580,486
100,000	1.895		08/23/18	99,575
5,200,000	1.882		08/30/18	5,176,210
200,000	1.886		08/30/18	199,082
100,000	1.887		08/30/18	99,541
500,000	1.934		08/30/18	497,644
14,900,000	1.882		09/06/18	14,826,531
200,000	1.956		09/06/18	198,973
1,300,000	1.961		09/06/18	1,293,310
600,000	1.951		09/13/18	596,707
11,100,000	2.007		09/20/18	11,033,261
800,000	1.944		09/27/18	795,044
11,000,000	2.059		11/08/18	10,902,222
9,900,000	2.096		11/15/18	9,806,543
1,100,000	2.085		11/29/18	1,088,801
14,000,000	2.090		11/29/18	13,857,111
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
1,400,000	1.952	(a)	10/31/19	1,401,210
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
16,700,000	1.964	(a)	07/31/19	16,720,337
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
5,700,000	1.974	(a)	04/30/19	5,704,998
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
19,000,000	2.044	(a)	01/31/19	19,025,951

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Notes (3 Mo. U.S. T-Bill MMY + 0.17%)(a)
$82,200,000	2.078%	07/31/18	$ 82,232,621
12,800,000	2.074	10/31/18	12,811,401
United States Treasury Notes
400,000	0.750	07/31/18	399,294
300,000	1.375	07/31/18	299,770

TOTAL U.S. TREASURY OBLIGATIONS			$296,561,989

TOTAL INVESTMENTS – 100.0%			$611,113,450

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			144,404

NET ASSETS – 100.0%			$611,257,854

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2018.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
Prime	— Federal Reserve Bank Prime Loan Rate US
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 26.7%
Federal Farm Credit Bank (1 Mo. LIBOR - 0.09%)
$148,000,000	1.877	%(a)	03/28/19	$ 148,000,000
Federal Farm Credit Bank (3 Mo. LIBOR - 0.14%)
246,500,000	2.168	(a)	09/30/19	246,483,580
Federal Farm Credit Bank (3 Mo. LIBOR - 0.26%)
24,500,000	2.078	(a)	07/10/19	24,500,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)(a)
198,700,000	1.969		11/20/19	198,691,268
98,500,000	1.969		11/29/19	98,500,000
98,700,000	1.974		02/18/20	98,700,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)(a)
120,500,000	1.979		10/18/19	120,495,008
98,600,000	1.979		12/26/19	98,593,852
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)(a)
98,500,000	1.994		02/19/19	98,494,315
118,700,000	1.989		07/05/19	118,697,402
Federal Farm Credit Bank (Prime Rate - 2.88%)
148,000,000	1.870	(a)	05/07/20	147,977,273
Federal Farm Credit Bank (Prime Rate - 2.90%)
88,800,000	1.850	(a)	01/30/20	88,800,000
Federal Farm Credit Bank (Prime Rate - 2.96%)
24,600,000	1.790	(a)	03/13/20	24,567,161
Federal Farm Credit Bank (Prime Rate - 3.08%)(a)
36,500,000	1.670		06/27/19	36,498,010
216,800,000	1.670		07/17/19	216,775,539
Federal Farm Credit Bank (Prime Rate - 3.12%)
123,000,000	1.630	(a)	01/24/19	122,991,180
Federal Home Loan Bank (1 Mo. LIBOR - 0.05%)(a)
497,200,000	1.868		07/13/18	497,200,000
988,000,000	1.873		10/07/19	988,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.08%)
1,900,000,000	1.868	(a)	03/19/19	1,900,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.09%)
147,750,000	1.828	(a)	01/14/19	147,750,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.10%)
903,750,000	1.840	(a)	04/18/19	903,750,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.14%)
1,235,000,000	1.808	(a)	10/19/18	1,235,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.15%)(a)
248,500,000	1.798		08/20/18	248,500,000
1,480,700,000	1.831		08/30/18	1,480,700,000
1,234,100,000	1.762		09/04/18	1,234,100,000
1,721,400,000	1.772		09/04/18	1,721,400,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.17%)(a)
494,500,000	1.774		08/17/18	494,500,000
247,100,000	1.783		08/20/18	247,100,000
741,500,000	1.796		08/23/18	741,500,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.18%)(a)
835,000,000	1.748		06/06/18	835,000,000
492,500,000	1.748		06/07/18	492,500,000
1,145,500,000	1.748		06/08/18	1,145,500,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.01%)(a)
741,200,000	1.958		06/19/18	741,200,000
494,020,000	1.978		06/28/18	494,020,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.16%)
993,000,000	1.846	(a)	06/01/18	993,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.22%)(a)
98,700,000	2.111		07/09/18	98,699,463
148,100,000	2.119		07/12/18	148,099,162
Federal Home Loan Bank (3 Mo. LIBOR - 0.26%)(a)
247,000,000	2.071		10/07/19	247,000,000
556,400,000	2.077		10/11/19	556,400,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank Discount Notes
$962,100,000	1.841%		06/20/18	$ 961,188,544
1,027,100,000	1.787		06/22/18	1,026,055,696
141,870,000	1.896		07/12/18	141,571,088
983,000,000	1.939		08/10/18	979,387,475
197,000,000	1.927		08/15/18	196,212,821
491,500,000	1.950		08/27/18	489,243,196
267,000,000	1.930	(b)	08/31/18	265,703,485
485,400,000	1.976		09/06/18	482,882,324
246,400,000	1.976		09/07/18	245,108,795
369,500,000	1.967		09/14/18	367,436,189
147,600,000	1.984		09/17/18	146,745,396
Overseas Private Investment Corp. (3 Mo. U.S. T-Bill + 0.00%)(a)
175,347,139	1.890		06/07/18	175,347,139
74,600,000	1.900		06/07/18	74,600,000
63,395,494	1.910		06/07/18	63,395,494
333,989,430	1.940		06/07/18	333,989,431

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$25,428,550,286

U.S. Treasury Obligations – 22.9%
United States Treasury Bills
$127,200,000	1.892	%(b)	08/09/18	$ 126,750,189
2,880,000	1.921		08/09/18	2,869,678
20,100,000	1.897		08/16/18	20,021,498
630,100,000	1.871		08/23/18	627,456,031
44,600,000	1.890		08/23/18	44,410,797
21,500,000	1.895		08/23/18	21,408,544
629,500,000	1.882		08/30/18	626,620,037
35,000,000	1.886		08/30/18	34,839,438
17,600,000	1.887		08/30/18	17,519,260
46,800,000	1.934		08/30/18	46,579,455
3,602,600,000	1.882		09/06/18	3,584,836,173
30,600,000	1.956		09/06/18	30,442,933
158,700,000	1.961		09/06/18	157,883,268
98,500,000	1.951		09/13/18	97,959,344
1,639,700,000	2.007		09/20/18	1,629,841,307
111,800,000	1.944		09/27/18	111,107,399
2,483,300,000	2.059		11/08/18	2,461,226,225
2,466,700,000	2.096		11/15/18	2,443,413,999
275,000,000	2.080		11/29/18	272,207,069
2,125,000,000	2.090		11/29/18	2,103,311,419
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
6,935,000,000	1.952	(a)	10/31/19	6,936,078,556
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
165,000,000	2.074	(a)	10/31/18	165,152,133
United States Treasury Notes
121,600,000	0.750		07/31/18	121,385,711
42,300,000	1.375		07/31/18	42,267,642

TOTAL U.S. TREASURY OBLIGATIONS				$21,725,588,105

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$47,154,138,391

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – 48.2%
BNP Paribas
$187,900,000	1.790%		06/01/18	$ 187,900,000
Maturity Value: $187,909,343

Collateralized by Federal Farm Credit Bank, 3.050%, due 09/05/30, Federal Home Loan Bank, 0.875% to 4.000%, due 08/05/19 to 10/24/29, Federal Home Loan Mortgage Corp., 4.000%, due 06/01/42, Federal National Mortgage Association, 3.000% to 6.500%, due 01/01/19 to 05/01/56, a U.S. Treasury Bond, 9.000%, due 11/15/18, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/21 and U.S. Treasury Notes, 0.875% to 1.875%, due 10/15/18 to 10/15/20. The aggregate market value of the collateral, including accrued interest, was $192,568,580.

1,000,000,000	1.790		06/01/18	1,000,000,000
Maturity Value: $1,000,049,722
Collateralized by a U.S. Treasury Note, 1.250%, due 07/15/20. The market value of the collateral, including accrued interest, was $1,020,000,000.
1,400,000,000	1.790		06/01/18	1,400,000,000
Maturity Value: $1,400,069,611
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/23. The market value of the collateral, including accrued interest, was $1,428,000,000.
1,700,000,000	1.730	(d)	06/04/18	1,700,000,000
Maturity Value: $1,702,695,919
Settlement Date: 05/02/18

Collateralized by U.S. Treasury Bills, 0.000%, due 07/12/18 to 01/31/19, a U.S. Treasury Bond, 2.500%, due 02/15/46, U.S. Treasury Inflation-Indexed Bonds, 0.875% to 3.875%, due 01/15/25 to 02/15/47, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 07/15/18 to 01/15/23, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/31 to 02/15/32, U.S. Treasury Notes, 1.125% to 3.750%, due 11/15/18 to 10/31/22 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/24. The aggregate market value of the collateral, including accrued interest, was $1,733,999,999.

690,000,000	1.730	(d)	06/07/18	690,000,000
Maturity Value: $691,127,384
Settlement Date: 05/11/18

Collateralized by U.S. Treasury Bills, 0.000%, due 09/27/18 to 11/08/18, U.S. Treasury Bonds, 4.500% to 7.875%, due 02/15/21 to 02/15/36, a U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 07/15/21 to 01/15/23, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/29 and U.S. Treasury Notes, 1.125% to 2.750%, due 12/31/18 to 05/31/23. The aggregate market value of the collateral, including accrued interest, was $703,799,999.

1,240,000,000	1.740	(d)	06/07/18	1,240,000,000
Maturity Value: $1,241,857,932
Settlement Date: 05/14/18

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 01/01/26 to 04/01/48, Federal National Mortgage Association, 2.500% to 7.500%, due 01/01/19 to 05/01/56, Government National Mortgage Association, 3.000% to 7.000%, due 10/15/26 to 04/20/48, U.S. Treasury Bills, 0.000%, due 06/14/18 to 07/19/18, a U.S. Treasury Inflation-Indexed Bond, 2.500%, due 01/15/29, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 04/15/19 to 01/15/27 and U.S. Treasury Notes, 2.750%, due 02/15/19 to 02/28/25. The aggregate market value of the collateral, including accrued interest, was $1,276,679,181.

330,000,000	1.790	(d)	06/07/18	330,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
Maturity Value: $331,378,299
Settlement Date: 03/22/18

Collateralized by a U.S. Treasury Bill, 0.000%, due 09/27/18, a U.S. Treasury Bond, 3.125%, due 02/15/43, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.875%, due 01/15/25 to 02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 01/15/20 to 01/15/23, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/24 to 08/15/36, U.S. Treasury Notes, 1.125% to 2.625%, due 11/30/19 to 08/15/27 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/41. The aggregate market value of the collateral, including accrued interest, was $336,600,003.

$500,000,000	1.800	%(d)	06/07/18	$ 500,000,000
Maturity Value: $502,100,000
Settlement Date: 03/22/18

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 02/01/26 to 11/01/47, Federal National Mortgage Association, 3.000% to 7.500%, due 11/01/18 to 02/01/57, Government National Mortgage Association, 2.500% to 4.500%, due 09/15/24 to 04/20/48, a U.S. Treasury Bill, 0.000%, due 07/19/18, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/19 and U.S. Treasury Notes, 1.625% to 3.750%, due 11/15/18 to 02/28/22. The aggregate market value of the collateral, including accrued interest, was $514,768,754.

BNP Paribas (Overnight MBS + 0.02%)
500,000,000	1.810	(a)(d)	06/01/18	500,000,000
Maturity Value: $521,192,093
Settlement Date: 02/23/16

Collateralized by Federal Home Loan Bank, 3.050%, due 07/27/28, Federal Home Loan Mortgage Corp., 2.500% to 7.500%, due 01/01/28 to 06/01/47, Federal National Mortgage Association, 1.200% to 7.000%, due 11/01/18 to 03/01/48, Government National Mortgage Association, 2.500% to 6.500%, due 09/15/27 to 04/20/48, U.S. Treasury Bills, 0.000%, due 07/19/18 to 08/30/18, a U.S. Treasury Bond, 7.875%, due 02/15/21, a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/19 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/24. The aggregate market value of the collateral, including accrued interest, was $513,970,484.

550,000,000	1.810	(a)(d)	06/01/18	550,000,000
Maturity Value: $573,117,732
Settlement Date: 02/23/16

Collateralized by Federal Home Loan Bank, 4.000%, due 05/18/33, Federal Home Loan Mortgage Corp., 0.000% to 7.500%, due 12/11/25 to 10/01/47, Federal Home Loan Mortgage Corp. Stripped Security, 0.000%, due 07/15/32, Federal National Mortgage Association, 2.500% to 7.500%, due 01/01/26 to 06/01/48, Federal National Mortgage Association Stripped Security, 0.000%, due 03/23/28, Government National Mortgage Association, 2.500% to 8.500%, due 12/15/22 to 04/20/48, U.S. Treasury Bills, 0.000%, due 07/19/18 to 01/03/19, a U.S. Treasury Inflation-Indexed Bond, 2.500%, due 01/15/29 and U.S. Treasury Notes, 1.250% to 2.500%, due 02/29/20 to 05/31/22. The aggregate market value of the collateral, including accrued interest, was $564,988,620.

CIBC Wood Gundy Securities
600,000,000	1.780		06/01/18	600,000,000
Maturity Value: $600,029,667

Collateralized by U.S. Treasury Bonds, 2.875% to 3.625%, due 08/15/43 to 05/15/47, a U.S. Treasury Inflation-Indexed Bond, 3.625%, due 04/15/28, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 01/15/27 and U.S. Treasury Notes, 1.375% to 2.125%, due 11/30/20 to 07/31/24. The aggregate market value of the collateral, including accrued interest, was $612,000,015.

2,500,000,000	1.790		06/01/18	2,500,000,000

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
CIBC Wood Gundy Securities – (continued)
Maturity Value: $2,500,124,306

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 05/01/28 to 03/01/48, Federal National Mortgage Association, 2.500% to 6.000%, due 01/01/19 to 07/01/56, Government National Mortgage Association, 3.000%, due 10/20/46 and U.S. Treasury Notes, 1.375% to 3.125%, due 01/31/21 to 07/31/24. The aggregate market value of the collateral, including accrued interest, was $2,573,673,552.

Citibank N.A.
$1,000,000,000	1.770%		06/07/18	$ 1,000,000,000
Maturity Value: $1,000,344,167

Collateralized by Federal Farm Credit Bank, 1.750% to 3.550%, due 11/12/20 to 06/01/37, Federal Home Loan Bank, 1.625% to 5.250%, due 06/14/19 to 12/09/22, Federal Home Loan Mortgage Corp., 3.000% to 11.000%, due 06/01/19 to 01/01/48, Federal National Mortgage Association, 2.500% to 11.000%, due 06/01/18 to 04/01/48, Government National Mortgage Association, 2.500% to 9.500%, due 11/15/18 to 03/20/48, Tennessee Valley Authority, 3.500%, due 12/15/42, U.S. Treasury Bills, 0.000%, due 08/23/18 to 04/25/19, U.S. Treasury Bonds, 2.250% to 7.625%, due 11/15/22 to 08/15/46, U.S. Treasury Floating Rate Notes, 1.904% to 2.074%, due 10/31/18 to 01/31/20, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.875%, due 04/15/29 to 02/15/47, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.125%, due 04/15/20 to 07/15/27 and U.S. Treasury Notes, 0.750% to 3.750%, due 06/30/18 to 02/15/28. The aggregate market value of the collateral, including accrued interest, was $1,019,999,988.

Citigroup Global Markets, Inc.
317,900,000	1.790		06/01/18	317,900,000
Maturity Value: $317,915,807

Collateralized by Federal Farm Credit Bank, 1.948%, due 10/20/20, Federal National Mortgage Association, 0.000% to 6.500%, due 10/09/19 to 05/01/48, Government National Mortgage Association, 2.500% to 10.000%, due 12/15/21 to 05/20/48, U.S. Treasury Bonds, 2.250% to 8.750%, due 08/15/19 to 08/15/46, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 07/15/22 to 04/15/23, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/28 to 05/15/39, U.S. Treasury Notes, 1.125% to 2.625%, due 12/31/19 to 05/31/23 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/44 to 11/15/47. The aggregate market value of the collateral, including accrued interest, was $324,257,998.

Credit Agricole Corporate and Investment Bank
700,000,000	1.790		06/01/18	700,000,000
Maturity Value: $700,034,806

Collateralized by Federal Home Loan Bank, 0.000%, due 06/25/18, Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 02/01/47 to 12/01/47 and Federal National Mortgage Association, 3.500% to 4.000%, due 09/01/45 to 09/01/47. The aggregate market value of the collateral, including accrued interest, was $720,059,980.

420,000,000	1.730	(d)	06/07/18	420,000,000
Maturity Value: $420,484,400
Settlement Date: 05/21/18

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/19/18, U.S. Treasury Notes, 1.375% to 4.000%, due 08/15/18 to 11/15/26 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/44. The aggregate market value of the collateral, including accrued interest, was $428,400,093.

250,000,000	1.740	(d)	06/07/18	250,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Credit Agricole Corporate and Investment Bank – (continued)
Maturity Value: $250,290,000
Settlement Date: 05/21/18

Collateralized by Federal Home Loan Mortgage Corp., 3.750%, due 03/27/19, Federal National Mortgage Association, 3.500% to 4.000%, due 11/01/44 to 07/01/47 and Government National Mortgage Association, 3.000% to 3.500%, due 01/20/46 to 02/20/48. The aggregate market value of the collateral, including accrued interest, was $257,132,361.

Daiwa Capital Markets America, Inc.
$156,617,646	1.790%	06/01/18	$ 156,617,646
Maturity Value: $156,625,433
Collateralized by a U.S. Treasury Bond, 3.375%, due 05/15/44. The market value of the collateral, including accrued interest, was $159,749,999.
243,823,284	1.790	06/01/18	243,823,284
Maturity Value: $243,835,407
Collateralized by a U.S. Treasury Note, 2.000%, due 04/30/24. The market value of the collateral, including accrued interest, was $248,699,750.
249,437,928	1.790	06/01/18	249,437,928
Maturity Value: $249,450,331
Collateralized by a U.S. Treasury Note, 2.125%, due 03/31/24. The market value of the collateral, including accrued interest, was $254,426,687.
289,308,820	1.790	06/01/18	289,308,820
Maturity Value: $289,323,205
Collateralized by a U.S. Treasury Note, 1.125%, due 09/30/21. The market value of the collateral, including accrued interest, was $295,094,996.
327,696,075	1.790	06/01/18	327,696,075
Maturity Value: $327,712,369
Collateralized by a U.S. Treasury Note, 1.750%, due 05/15/23. The market value of the collateral, including accrued interest, was $334,249,997.
336,368,871	1.790	06/01/18	336,368,871
Maturity Value: $336,385,596
Collateralized by a U.S. Treasury Note, 0.875%, due 04/15/19. The market value of the collateral, including accrued interest, was $343,096,248.
405,914,208	1.790	06/01/18	405,914,208
Maturity Value: $405,934,391
Collateralized by a U.S. Treasury Note, 1.500%, due 12/31/18. The market value of the collateral, including accrued interest, was $414,032,492.
490,833,168	1.790	06/01/18	490,833,168
Maturity Value: $490,857,573
Collateralized by a U.S. Treasury Note, 1.000%, due 03/15/19. The market value of the collateral, including accrued interest, was $500,649,831.

Fixed Income Clearing Corp.
50,000,000	1.720	06/01/18	50,000,000
Maturity Value: $50,002,389
Collateralized by a U.S. Treasury Note, 2.000%, due 12/31/21. The market value of the collateral, including accrued interest, was $51,000,048.
8,700,000,000	1.790	06/01/18	8,700,000,000
Maturity Value: $8,700,432,583

Collateralized by U.S. Treasury Bills, 0.000%, due 11/29/18 to 05/23/19, U.S. Treasury Bonds, 3.000% to 3.625%, due 02/15/44 to 11/15/45, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/19 and a U.S. Treasury Note, 2.875%, due 05/31/25. The aggregate market value of the collateral, including accrued interest, was $8,874,000,011.

150,000,000	1.800	06/01/18	150,000,000
Maturity Value: $150,007,500
Collateralized by U.S. Treasury Notes, 1.625% to 2.750%, due 04/30/23 to 11/15/27. The aggregate market value of the collateral, including accrued interest, was $153,000,052.
300,000,000	1.800	06/01/18	300,000,000
Maturity Value: $300,015,000
Collateralized by U.S. Treasury Notes, 2.000% to 2.875%, due 12/31/21 to 05/31/25. The aggregate market value of the collateral, including accrued interest, was $306,000,054.
200,000,000	1.810	06/01/18	200,000,000

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Fixed Income Clearing Corp. – (continued)
Maturity Value: $200,010,056
Collateralized by U.S. Treasury Notes, 1.750% to 1.875%, due 03/31/22 to 05/31/22. The aggregate market value of the collateral, including accrued interest, was $204,000,015.
$700,000,000	1.810%		06/01/18	$ 700,000,000
Maturity Value: $700,035,194
Collateralized by U.S. Treasury Notes, 1.125% to 2.250%, due 12/31/18 to 01/31/24. The aggregate market value of the collateral, including accrued interest, was $714,000,040.
400,000,000	1.850		06/01/18	400,000,000
Maturity Value: $400,020,556
Collateralized by a U.S. Treasury Note, 2.250%, due 11/15/27. The market value of the collateral, including accrued interest, was $408,000,006.

HSBC Bank PLC
1,900,000,000	1.790		06/01/18	1,900,000,000
Maturity Value: $1,900,094,472

Collateralized by U.S. Treasury Bonds, 0.875% to 8.125%, due 08/15/19 to 05/15/47 and U.S. Treasury Notes, 0.375% to 3.625%, due 09/30/18 to 11/15/27. The aggregate market value of the collateral, including accrued interest, was $1,938,000,005.

ING Financial Markets LLC
100,000,000	1.773		06/01/18	100,000,000
Maturity Value: $100,290,596
Settlement Date: 04/03/18

Collateralized by Federal Home Loan Mortgage Corp., 4.000%, due 09/01/44 to 10/01/47 and Federal National Mortgage Association, 2.536% to 4.500%, due 02/01/33 to 02/01/48. The aggregate market value of the collateral, including accrued interest, was $101,999,999.

300,000,000	1.790		06/01/18	300,000,000
Maturity Value: $300,014,917

Collateralized by Federal Home Loan Mortgage Corp., 2.782% to 4.500%, due 09/01/30 to 01/01/48 and Federal National Mortgage Association, 2.000% to 6.000%, due 06/01/20 to 06/01/48. The aggregate market value of the collateral, including accrued interest, was $305,999,998.

300,000,000	1.840	(e)	06/14/18	300,000,000
Maturity Value: $301,288,000
Settlement Date: 03/22/18

Collateralized by Federal Home Loan Mortgage Corp., 2.267% to 5.000%, due 06/01/28 to 08/01/47, Federal National Mortgage Association, 2.000% to 6.000%, due 04/01/26 to 02/01/48 and Government National Mortgage Association, 2.500% to 3.000%, due 08/20/41 to 05/20/45. The aggregate market value of the collateral, including accrued interest, was $306,000,002.

375,000,000	1.840	(e)	06/14/18	375,000,000
Maturity Value: $376,610,000
Settlement Date: 03/22/18

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 04/01/26 to 08/01/47, Federal National Mortgage Association, 2.500% to 6.500%, due 11/01/24 to 01/01/48 and Government National Mortgage Association, 2.750% to 3.125%, due 08/20/41 to 06/20/45. The aggregate market value of the collateral, including accrued interest, was $382,499,999.

400,000,000	1.840	(e)	06/14/18	400,000,000
Maturity Value: $401,717,333
Settlement Date: 03/22/18

Collateralized by Federal Home Loan Mortgage Corp., 2.122% to 5.500%, due 06/01/28 to 11/01/47 and Federal National Mortgage Association, 2.000% to 7.000%, due 10/01/18 to 02/01/48. The aggregate market value of the collateral, including accrued interest, was $408,000,001.

500,000,000	1.990	(e)	07/27/18	500,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
ING Financial Markets LLC – (continued)
Maturity Value: $501,741,250
Settlement Date: 05/25/18

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 03/01/26 to 02/01/48, Federal National Mortgage Association, 2.000% to 6.500%, due 05/01/23 to 03/01/48, a U.S. Treasury Bill, 0.000%, due 02/28/19 and a U.S. Treasury Note, 1.250%, due 10/31/18. The aggregate market value of the collateral, including accrued interest, was $510,000,056.

Joint Repurchase Agreement Account I
$893,200,000	1.780%	06/01/18	$ 893,200,000
Maturity Value: $893,244,164

Joint Repurchase Agreement Account III
2,795,200,000	1.790	06/01/18	2,795,200,000
Maturity Value: $2,795,338,984

Merrill Lynch, Pierce, Fenner & Smith, Inc.
104,300,000	1.790	06/01/18	104,300,000
Maturity Value: $104,305,186
Collateralized by Government National Mortgage Association, 3.500% to 5.000%, due 08/15/45 to 05/20/48. The aggregate market value of the collateral, including accrued interest, was $107,429,002.
149,100,000	1.790	06/01/18	149,100,000
Maturity Value: $149,107,414
Collateralized by Government National Mortgage Association, 3.500% to 4.000%, due 06/15/44 to 02/20/48. The aggregate market value of the collateral, including accrued interest, was $153,573,001.

Mitsubishi UFJ Securities (USA), Inc.
800,000,000	1.790	06/01/18	800,000,000
Maturity Value: $800,039,778

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 08/01/24 to 04/01/48, Federal National Mortgage Association, 2.500% to 5.000%, due 05/01/22 to 05/01/48 and Government National Mortgage Association, 2.500% to 7.000%, due 06/15/18 to 05/20/48. The aggregate market value of the collateral, including accrued interest, was $823,999,992.

Mizuho Securities USA LLC
350,000,000	1.780	06/01/18	350,000,000
Maturity Value: $350,017,306
Collateralized by a U.S. Treasury Note, 2.125%, due 11/30/24. The market value of the collateral, including accrued interest, was $357,000,044.
250,000,000	1.790	06/01/18	250,000,000
Maturity Value: $250,012,431

Collateralized by Federal Home Loan Mortgage Corp., 4.000%, due 01/01/48 to 06/01/48, Federal National Mortgage Association, 4.000%, due 02/01/48 to 05/01/48 and Government National Mortgage Association, 4.000% to 5.500%, due 09/20/47 to 04/20/48. The aggregate market value of the collateral, including accrued interest, was $257,500,002.

Natixis-New York Branch
500,000,000	1.780	06/01/18	500,000,000
Maturity Value: $500,024,722

Collateralized by Federal National Mortgage Association, 2.500%, due 06/01/31, Government National Mortgage Association, 5.000%, due 05/20/48, U.S. Treasury Bills, 0.000%, due 11/08/18 to 05/23/19, U.S. Treasury Bonds, 2.750% to 6.875%, due 08/15/25 to 08/15/47, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/25, U.S. Treasury Inflation-Indexed Notes, 1.125% to 2.125%, due 07/15/18 to 01/15/21 and U.S. Treasury Notes, 0.875% to 3.625%, due 02/28/19 to 11/15/25. The aggregate market value of the collateral, including accrued interest, was $510,048,883.

1,000,000,000	1.790	06/01/18	1,000,000,000

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Natixis-New York Branch – (continued)
Maturity Value: $1,000,049,722

Collateralized by Federal National Mortgage Association, 3.000% to 6.000%, due 04/01/31 to 02/01/47, Government National Mortgage Association, 4.000%, due 04/15/44 to 02/20/48, U.S. Treasury Bills, 0.000%, due 09/20/18 to 11/08/18, U.S. Treasury Bonds, 2.750% to 8.750%, due 05/15/20 to 08/15/47, a U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/42, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/22 and U.S. Treasury Notes, 1.375% to 3.625%, due 11/30/19 to 08/15/25. The aggregate market value of the collateral, including accrued interest, was $1,021,353,996.

Nomura Securities International, Inc.
$500,000,000	1.800%		06/01/18	$ 500,000,000
Maturity Value: $500,025,000

Collateralized by Federal Farm Credit Bank, 2.630%, due 02/24/25, Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 02/01/19 to 12/01/47, Federal National Mortgage Association, 2.500% to 8.500%, due 02/01/19 to 02/01/57, Federal National Mortgage Association Stripped Security, 0.000%, due 05/15/29, Government National Mortgage Association, 3.000% to 9.000%, due 08/15/19 to 05/20/48, U.S. Treasury Bonds, 4.375% to 8.125%, due 05/15/21 to 05/15/40, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 01/15/27 and a U.S. Treasury Note, 1.375%, due 11/30/18. The aggregate market value of the collateral, including accrued interest, was $514,600,410.

1,700,000,000	1.800		06/01/18	1,700,000,000
Maturity Value: $1,700,085,000

Collateralized by Federal Farm Credit Bank, 3.150%, due 04/03/28, Federal Home Loan Mortgage Corp., 1.250% to 9.500%, due 06/01/18 to 05/01/48, Federal National Mortgage Association, 1.500% to 9.500%, due 06/01/18 to 02/01/57, Government National Mortgage Association, 2.100% to 9.500%, due 06/15/18 to 05/20/48, Tennessee Valley Authority, 0.000% to 3.500%, due 07/15/29 to 12/15/42, a U.S. Treasury Bill, 0.000%, due 08/23/18, a U.S. Treasury Bond, 6.000%, due 02/15/26, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 0.875%, due 02/15/42 to 02/15/47, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/35 and a U.S. Treasury Note, 1.625%, due 05/15/26. The aggregate market value of the collateral, including accrued interest, was $1,750,502,300.

Norinchukin Bank
200,000,000	1.800	(e)	06/14/18	200,000,000
Maturity Value: $200,700,000
Settlement Date: 04/05/18

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29, U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27 and a U.S. Treasury Note, 2.000%, due 11/15/26. The aggregate market value of the collateral, including accrued interest, was $204,000,063.

420,000,000	1.840	(e)	06/14/18	420,000,000
Maturity Value: $421,803,200
Settlement Date: 03/22/18

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29, U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27 and a U.S. Treasury Note, 2.000%, due 11/15/26. The aggregate market value of the collateral, including accrued interest, was $428,400,053.

Northwestern Mutual Life Insurance Company
673,750,000	1.800		06/01/18	673,750,000
Maturity Value: $673,783,688
Collateralized by a U.S. Treasury Note, 1.750%, due 11/15/20. The market value of the collateral, including accrued interest, was $687,790,422.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Prudential Insurance Company of America (The)
$67,218,750	1.800%		06/01/18	$ 67,218,750
Maturity Value: $67,222,111
Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $68,563,125.
151,250,000	1.800		06/01/18	151,250,000
Maturity Value: $151,257,563
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.000%, due 08/15/27. The market value of the collateral, including accrued interest, was $154,275,000.
192,750,000	1.800		06/01/18	192,750,000
Maturity Value: $192,759,638
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $196,605,000.

Royal Bank of Canada-New York Branch
3,400,000,000	1.740	(d)	06/07/18	3,400,000,000
Maturity Value: $3,405,587,329
Settlement Date: 05/11/18

Collateralized by Federal Home Loan Bank, 2.500%, due 08/25/31, Federal Home Loan Mortgage Corp., 2.000% to 6.000%, due 03/01/26 to 05/01/48, Federal National Mortgage Association, 2.000% to 7.000%, due 11/01/18 to 01/01/57 and Government National Mortgage Association, 3.500% to 5.000%, due 06/20/41 to 05/20/48. The aggregate market value of the collateral, including accrued interest, was $3,468,000,000.

Wells Fargo Securities LLC
350,000,000	1.730		06/01/18	350,000,000
Maturity Value: $350,016,819

Collateralized by U.S. Treasury Bills, 0.000%, due 07/19/18 to 05/23/19, U.S. Treasury Bonds, 2.875% to 6.375%, due 08/15/27 to 05/15/48, U.S. Treasury Floating Rate Notes, 1.974% to 2.044%, due 01/31/19 to 04/30/19, a U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/42, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 04/15/19 to 01/15/25 and U.S. Treasury Notes, 0.750% to 3.750%, due 08/31/18 to 01/31/25. The aggregate market value of the collateral, including accrued interest, was $357,000,096.

500,000,000	1.790		06/01/18	500,000,000
Maturity Value: $500,024,861

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 11/01/32 to 02/01/48 and Federal National Mortgage Association, 3.500%, due 12/01/47 to 01/01/48. The aggregate market value of the collateral, including accrued interest, was $515,000,000.

TOTAL REPURCHASE AGREEMENTS				$45,757,568,750

TOTAL INVESTMENTS – 97.8%				$92,911,707,141

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%				2,052,770,217

NET ASSETS – 100.0%				$94,964,477,358

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2018.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2018. Additional information on Joint Repurchase Agreement Accounts I and III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

(e) Security has been determined to be illiquid by the Investment Adviser. At May 31, 2018, these securities amounted to $2,195,000,000 or approximately 2.3% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
Prime	— Federal Reserve Bank Prime Loan Rate US
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Paper and Corporate Obligations – 32.4%
Albion Capital LLC
$80,000,000	1.811%	06/01/18	$ 79,996,111
53,987,000	2.208	07/25/18	53,819,978
Alpine Securitization LLC
40,000,000	2.410	08/30/18	40,012,889
40,000,000	2.330	09/27/18	40,023,865
Alpine Securitization Ltd.
14,000,000	2.430	07/25/18	13,954,613
Atlantic Asset Securitization LLC
30,000,000	2.408	07/05/18	29,941,900
27,250,000	2.367	09/04/18	27,081,486
Banque et Caisse d’Epargne de l’Etat, Luxembourg
25,000,000	2.006	07/13/18	24,941,920
Barclays Bank PLC
33,000,000	2.408	08/27/18	32,806,561
Barclays US CCP Funding LLC
25,000,000	2.398	09/04/18	24,844,667
Barton Capital S.A.
17,500,000	2.419	07/09/18	17,461,420
15,000,000	2.429	07/09/18	14,966,931
39,000,000	2.345	08/21/18	38,800,036
Bedford Row Funding Corp.
55,000,000	2.476	09/11/18	54,638,227
BNP Paribas-New York Branch
21,542,000	2.474	09/10/18	21,401,252
BNZ International Funding Ltd.
60,000,000	2.442	08/17/18	59,722,840
BPCE
55,000,000	2.494	08/06/18	54,787,806
35,000,000	2.623	10/31/18	34,635,562
CAFCO, LLC
25,000,000	2.377	07/13/18	24,941,323
38,500,000	2.357	07/24/18	38,383,345
Cancara Asset Securitisation LLC
40,000,000	2.366	06/18/18	39,962,380
Chariot Funding LLC
48,200,000	2.313	06/20/18	48,149,845
CHARTA, LLC
45,000,000	2.377	06/25/18	44,940,094
China Construction Bank Corp.
25,000,000	2.259	06/28/18	24,960,333
CNPC Finance (HK) Ltd.
60,000,000	2.486	06/01/18	59,997,083
Collateralized Commercial Paper Co., LLC
25,250,000	2.442	09/05/18	25,093,112
CRC Funding, LLC
25,000,000	2.573	10/01/18	24,802,431
Danske Bank A/S
50,000,000	2.356	07/18/18	49,864,267
DBS Bank Ltd.
65,000,000	2.356	07/23/18	64,802,391
DNB Bank ASA
60,000,000	2.364	09/04/18	59,647,040
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
23,000,000	2.304	08/03/18	22,916,055
Fairway Finance Company, LLC
7,000,000	2.355	07/18/18	6,980,699
First Abu Dhabi Bank P.J.S.C.
19,460,000	2.312	07/20/18	19,402,971
15,007,000	2.312	07/27/18	14,955,035
51,000,000	2.471	08/02/18	50,800,348
Gotham Funding Corp.
27,554,000	2.356	07/31/18	27,455,207
J.P. Morgan Securities LLC
25,000,000	1.670	09/05/18	24,837,862

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Paper and Corporate Obligations – (continued)
Kells Funding LLC
$55,000,000	2.346%	07/17/18	$ 54,853,158
55,000,000	2.335	07/19/18	54,846,160
32,000,000	2.335	07/20/18	31,909,952
Landesbank Hessen-Thueringen Girozentrale
45,000,000	2.377	06/19/18	44,957,321
Liberty Street Funding LLC
37,000,000	2.398	06/21/18	36,959,380
37,250,000	2.400	09/20/18	36,978,936
LMA-Americas LLC
35,000,000	2.283	06/11/18	34,980,750
13,025,000	2.388	07/19/18	12,988,568
35,000,000	2.377	08/08/18	34,856,240
Matchpoint Finance PLC
3,750,000	2.418	06/20/18	3,745,931
25,000,000	2.408	07/13/18	24,937,142
35,000,000	2.408	07/23/18	34,888,958
10,000,000	2.431	09/05/18	9,935,711
Mitsubishi UFJ Trust and Banking Corp.
26,800,000	2.387	07/06/18	26,748,866
8,200,000	2.398	07/11/18	8,181,967
30,000,000	2.430	07/13/18	29,930,447
50,000,000	2.387	07/30/18	49,831,666
Nederlandse Waterschapsbank N.V.
35,000,000	1.811	06/06/18	34,989,179
40,000,000	1.811	06/07/18	39,985,533
NRW.Bank
90,000,000	1.796	06/01/18	89,995,585
Old Line Funding Corp.
30,000,000	2.273	06/19/18	29,970,423
40,000,000	2.388	08/02/18	39,851,460
Santander UK PLC
50,000,000	2.422	09/14/18	49,662,125
Sheffield Receivables Company LLC
40,000,000	2.409	07/12/18	39,904,613
Societe Generale
53,000,000	2.420	07/31/18	52,816,168
Standard Chartered Bank
45,000,000	2.377	06/20/18	44,953,750
40,000,000	2.399	07/09/18	39,916,540
United Overseas Bank Ltd.
30,000,000	2.377	07/10/18	29,933,333
25,000,000	2.395	09/17/18	24,821,437
Versailles Commercial Paper LLC
50,000,000	2.378	09/04/18	49,692,667
10,950,000	2.388	09/04/18	10,882,694
Victory Receivables Corp.
54,750,000	2.398	07/16/18	54,610,573
47,500,000	2.366	08/01/18	47,326,491

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (Cost $2,547,137,465)			$2,547,573,609

Certificates of Deposit-Eurodollar – 0.9%
Mitsubishi UFJ Trust and Banking Corp.
$25,000,000	2.404%	07/27/18	$ 24,918,212
Sumitomo Mitsui Trust Bank Ltd.
50,000,000	2.394	08/29/18	49,705,866

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR (Cost $74,621,621)			$ 74,624,078

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Certificates of Deposit-Yankeedollar – 6.6%
Banco Del Estado De Chile (1 Mo. LIBOR + 0.34%)
$15,000,000	2.268	%(c)	11/08/18	$ 15,007,646
Bank of Montreal
50,000,000	2.250		08/30/18	50,000,587
Bank of Montreal (1 Mo. LIBOR + 0.28%)
18,000,000	2.203	(c)	11/08/18	18,002,772
Barclays Bank PLC
50,000,000	2.430		08/01/18	50,015,568
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
30,000,000	2.240		07/20/18	30,008,927
Mizuho Bank, Ltd.
50,000,000	2.340		07/05/18	50,019,796
Mizuho Bank, Ltd.-New York Branch
15,000,000	2.190		06/14/18	14,999,939
National Bank of Kuwait
20,000,000	2.450		07/05/18	20,008,719
20,000,000	2.450		07/13/18	20,009,434
36,000,000	2.450		08/10/18	36,013,747
50,000,000	2.500	(a)	10/01/18	50,000,000
Norinchukin Bank (The)
45,000,000	2.300		06/21/18	45,010,894
Oversea-Chinese Banking Corp., Ltd.
60,000,000	2.200		06/08/18	60,005,168
35,000,000	2.120		07/05/18	35,004,546
Toronto-Dominion Bank (The)
25,000,000	1.600		08/22/18	24,963,267

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR (Cost $519,000,000)				$ 519,071,010

Fixed Rate Municipal Debt Obligation – 0.5%
ABN AMRO Bank NV
$39,525,000	2.500	%(a)(b)	10/30/18	$ 39,518,015
(Cost $39,525,134)

Time Deposits – 6.4%
Australia & New Zealand Banking Group Ltd.
$130,000,000	1.760%		06/06/18	$ 130,010,229
70,000,000	1.760		06/07/18	70,006,371
Credit Industriel et Commercial
150,000,000	1.770		06/07/18	150,013,944
HSBC Bank PLC
150,000,000	1.850		06/01/18	150,000,000

TOTAL TIME DEPOSITS (Cost $500,000,000)				$ 500,030,544

U.S. Treasury Obligations – 3.5%
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
$131,500,000	1.904	%(c)	01/31/20	$ 131,461,131
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
146,500,000	1.937	(c)	04/30/20	146,500,652

TOTAL U.S. TREASURY OBLIGATIONS (Cost $277,961,637)				$ 277,961,783

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Municipal Debt Obligations(d) – 2.5%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$15,000,000	1.830%		06/07/18	$ 15,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
66,500,000	1.850		06/01/18	66,500,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
4,950,000	1.850		06/01/18	4,950,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	1.850		06/01/18	29,110,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
65,400,000	1.860		06/07/18	65,400,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)
14,895,000	1.880		06/07/18	14,895,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS (Cost $195,855,000)				$ 195,855,000

Variable Rate Obligations(c) – 23.7%
Australia & New Zealand Banking Group Ltd. (1 Mo. LIBOR + 0.15%)
$25,000,000	2.098	%(b)	07/19/18	$ 25,007,255
Banco Del Estado De Chile (3 Mo. LIBOR + 0.09%)
30,000,000	2.433		11/15/18	30,001,233
Banco Del Estado De Chile (3 Mo. LIBOR + 0.08%)
23,000,000	2.436		12/27/18	22,998,762
Banco Del Estado De Chile (1 Mo. LIBOR + 0.50%)
24,000,000	2.468		09/28/18	24,024,130
Bank of America N.A. (3 Mo. LIBOR + 0.10%)
50,000,000	2.480		11/14/18	49,999,257
Bank of Montreal (1 Mo. LIBOR + 0.24%)
15,000,000	2.179		10/17/18	15,001,202
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.45%)
11,150,000	2.768		11/30/18	11,169,108
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.10%)
75,000,000	2.482		03/25/19	75,008,983
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.23%)
10,000,000	2.169		09/17/18	10,002,253
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.28%)
34,000,000	2.482		03/20/19	34,042,569
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.83%)
23,000,000	3.178		01/15/19	23,113,730
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.22%)
12,000,000	2.138	(b)	07/12/18	12,004,226
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.11%)
50,000,000	2.435		10/09/18	50,010,159
BNZ International Funding Ltd. (3 Mo. LIBOR + 0.25%)
22,171,000	2.575		04/05/19	22,181,872
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.26%)
20,000,000	2.178		11/13/18	20,001,469
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.23%)
27,000,000	2.178		09/21/18	27,004,944
Collateralized Commercial Paper Co., LLC (1 Mo. LIBOR + 0.21%)
30,000,000	2.171		07/23/18	30,011,554
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.07%)
35,000,000	2.433		11/01/18	34,998,438
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.09%)
45,000,000	2.427		10/11/18	44,998,385
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.23%)
15,000,000	2.407		06/01/18	15,000,134

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(c) – (continued)
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.18%)
$22,000,000	2.141	%(b)	08/23/18	$ 22,006,274
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.17%)
20,000,000	2.093		09/07/18	20,003,285
5,000,000	2.088		09/14/18	5,000,374
Cooperatieve Rabobank U.A. (3 Mo. LIBOR + 0.20%)
30,000,000	2.271		03/12/19	30,025,124
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.18%)
29,000,000	2.089		08/03/18	29,010,407
Credit Agricole Corporate and Investment Bank (3 Mo. LIBOR + 0.06%)
50,000,000	2.469		12/14/18	49,997,387
Credit Industriel et Commercial (1 Mo. LIBOR + 0.38%)
55,000,000	2.298		10/12/18	55,037,699
Dexia Credit Local (3 Mo. LIBOR + 0.50%)
45,000,000	2.843	(a)(b)	02/15/19	45,127,402
DNB Bank ASA (3 Mo. LIBOR + 0.16%)
40,000,000	2.077		09/04/18	40,006,809
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 Mo. LIBOR + 0.37%)
16,000,000	2.701		08/16/18	16,007,887
Erste Abwicklungsanstalt (1 Mo. LIBOR + 0.34%)
50,000,000	2.279		10/17/18	50,028,015
HSBC Bank PLC (1 Mo. LIBOR + 0.16%)
20,000,000	2.067	(b)	08/01/18	20,006,390
ING (U.S.) Funding LLC (1 Mo. LIBOR + 0.19%)
20,000,000	2.099		07/03/18	20,005,968
13,000,000	2.118		07/09/18	13,004,081
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.16%)
71,000,000	2.515		01/07/19	70,995,585
Lloyds Bank PLC (1 Mo. LIBOR + 0.30%)
80,000,000	2.207		11/01/18	80,021,906
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.27%)
30,000,000	2.189		08/15/18	30,009,603
Nordea Bank AB (3 Mo. LIBOR + 0.20%)
40,000,000	2.325		03/15/19	40,021,496
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.17%)
50,000,000	2.529		04/18/19	50,004,070
Royal Bank of Canada (3 Mo. LIBOR + 0.17%)
43,000,000	2.539		06/07/19	42,999,477
Royal Bank of Canada (1 Mo. LIBOR + 0.21%)
10,000,000	2.138		08/09/18	10,004,013
Skandinaviska Enskilda Banken AB (1 Mo. LIBOR + 0.24%)
39,500,000	2.205		12/27/18	39,483,708
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.30%)
29,000,000	2.248		08/21/18	29,010,322
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.67%)
19,250,000	3.025	(a)	10/19/18	19,295,953
Sumitomo Mitsui Trust Bank Ltd. (3 Mo. LIBOR + 0.11%)
40,000,000	2.452		10/12/18	40,009,848
Sumitomo Mitsui Trust Bank Ltd. (1 Mo. LIBOR + 0.24%)
15,000,000	2.193		06/01/18	14,999,987
Sumitomo Mitsui Trust Bank Ltd. (1 Mo. LIBOR + 0.25%)
40,000,000	2.185		11/19/18	39,996,316
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.23%)
26,000,000	2.178		11/19/18	26,004,117
Svenska Handelsbanken AB (3 Mo. LIBOR + 0.20%)
40,000,000	2.531		04/09/19	40,036,603
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.17%)
35,000,000	2.525		04/17/19	35,008,838
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.04%)
50,000,000	2.423		12/21/18	49,997,406
Toronto-Dominion Bank (The) (1 Mo. LIBOR + 0.23%)
8,000,000	2.153		12/06/18	8,000,338
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
15,000,000	2.435		11/06/18	14,999,364

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(c) – (continued)
Toyota Finance Australia Limited (1 Mo. LIBOR + 0.20%)
$9,000,000	2.118%		09/07/18	$ 9,002,218
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.23%)
10,000,000	2.178		08/20/18	10,004,103
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.13%)
43,000,000	2.425		09/28/18	43,010,659
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.25%)
15,000,000	2.581		04/05/19	15,009,838
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.21%)
50,000,000	2.565		04/18/19	50,004,041
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.19%)
6,000,000	2.113		06/11/18	6,000,614
Westpac Banking Corp. (1 Mo. LIBOR + 0.19%)
29,605,000	2.138	(b)	08/20/18	29,614,913
Westpac Banking Corp. (3 Mo. LIBOR + 0.74%)
18,100,000	3.070		11/23/18	18,157,634

TOTAL VARIABLE RATE OBLIGATIONS (Cost $1,853,137,951)				$1,853,549,735

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost $6,007,238,808)				$6,008,183,774

Repurchase Agreements(e) – 25.5%
BNP Paribas (OBFR + 0.20%)
$50,000,000	1.900	%(c)	06/07/18	$ 50,000,000
Maturity Value: $51,163,750
Settlement Date: 03/24/17

Collateralized by various asset-backed obligations, 0.000% to 11.035%, due 06/16/25 to 01/28/70 and various corporate security issuers, 4.375% to 10.500%, due 07/15/19 to 04/19/28. The aggregate market value of the collateral, including accrued interest, was $59,911,077.

Citigroup Global Markets Inc.
51,000,000	2.919	(f)	07/16/18	51,000,000
Maturity Value: $51,392,853
Settlement Date: 04/12/18

Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 7.950%, due 07/15/21 to 11/25/47, Federal National Mortgage Association, 3.195% to 6.000%, due 06/17/28 to 06/25/40, mortgage-backed obligations, 5.169% to 7.294%, due 05/08/30 to 07/15/36 and various corporate security issuers, 0.000% to 14.000%, due 06/08/18 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $55,442,945.

Credit Suisse Securities (USA) LLC (1 Mo. LIBOR + 0.50%)
30,000,000	2.480	(c),(f)	07/05/18	30,001,331
Maturity Value: $30,899,112
Settlement Date: 04/27/17
Collateralized by various corporate security issuers, 4.622% to 9.750%, due 04/24/19 to 09/15/49. The aggregate market value of the collateral, including accrued interest, was $33,003,594.

HSBC Bank PLC
70,000,000	1.900		06/01/18	69,999,958
Maturity Value: $70,003,694
Collateralized by Exchange-Traded Funds and various equity securities. The aggregate market value of the collateral, including accrued interest, was $75,600,027.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Repurchase Agreements(e) – (continued)
Joint Repurchase Agreement Account III
$1,756,700,000	1.790%		06/01/18	$1,756,693,588
Maturity Value: $1,756,787,347

Mizuho Securities USA LLC (3 Mo. LIBOR + 0.95%)
9,000,000	3.313	(c),(f)	08/29/18	9,000,000
Maturity Value: $9,396,747
Settlement Date: 05/08/17
Collateralized by various corporate security issuers, 2.598% to 5.375%, due 07/15/19 to 04/22/39. The aggregate market value of the collateral, including accrued interest, was $9,461,438.

Wells Fargo Securities LLC
40,000,000	1.800		06/01/18	39,999,865
Maturity Value: $40,002,000
Collateralized by various corporate security issuers, 0.000%, due 06/15/18 to 07/02/18. The aggregate market value of the collateral, including accrued interest, was $42,000,001.

TOTAL REPURCHASE AGREEMENTS (Cost $2,006,700,000)				$2,006,694,742

TOTAL INVESTMENTS – 102.0% (Cost $8,013,938,808)				$8,014,878,516

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%				(154,222,336)

NET ASSETS – 100.0%				$7,860,656,180

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2018, these securities amounted to $264,734,475 or approximately 3.4% of net assets.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2018.

(d)	Rate shown is that which is in effect on May 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on May 31, 2018. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(f)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2018, these securities amounted to $90,001,331 or approximately 1.1% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MMY	— Money Market Yield
OBFR	— Overnight Bank Funding Rate
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
T-Bill	— Treasury Bill
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Paper and Corporate Obligations – 36.9%
Albion Capital LLC
$40,000,000	1.811%	06/01/18	$ 39,998,056
25,000,000	2.208	07/25/18	24,922,656
Alpine Securitization LLC
20,000,000	2.410	08/30/18	20,006,445
25,000,000	2.442	09/20/18	24,816,133
10,000,000	2.330	09/27/18	10,005,966
Alpine Securitization Ltd.
5,250,000	2.430	07/25/18	5,232,980
Atlantic Asset Securitization LLC
11,900,000	2.398	06/21/18	11,886,936
22,136,000	2.399	08/14/18	22,034,082
Banque et Caisse d’Epargne de l’Etat, Luxembourg
15,000,000	2.006	07/13/18	14,965,152
Barclays Bank PLC
15,000,000	2.408	08/27/18	14,912,073
Barclays US CCP Funding LLC
10,000,000	2.397	08/27/18	9,949,237
Barton Capital S.A.
10,000,000	2.419	07/09/18	9,977,954
20,000,000	2.366	07/23/18	19,938,815
Bedford Row Funding Corp.
20,000,000	2.476	09/11/18	19,868,446
BNZ International Funding Ltd.
20,000,000	2.442	08/17/18	19,907,613
BPCE
15,000,000	2.494	08/06/18	14,942,129
15,000,000	2.452	09/05/18	14,907,324
20,000,000	2.623	10/31/18	19,791,750
CAFCO, LLC
13,550,000	2.357	07/24/18	13,508,944
20,000,000	2.366	07/27/18	19,935,558
Caisse des Depots et Consignations
35,000,000	2.293	08/30/18	34,803,503
Chariot Funding LLC
30,000,000	2.314	08/27/18	29,832,947
12,000,000	2.584	09/24/18	11,909,210
CHARTA, LLC
20,000,000	2.377	07/16/18	19,948,071
12,000,000	2.388	07/18/18	11,967,264
China Construction Bank Corp.
25,000,000	2.259	06/28/18	24,960,333
CNPC Finance (HK) Ltd.
20,000,000	2.486	06/01/18	19,999,028
DBS Bank Ltd.
25,000,000	2.356	07/23/18	24,923,996
DNB Bank ASA
30,000,000	2.369	09/05/18	29,821,601
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
35,000,000	2.283	08/29/18	34,807,500
First Abu Dhabi Bank P.J.S.C.
8,400,000	2.312	07/20/18	8,375,383
8,000,000	2.312	07/27/18	7,972,298
25,000,000	2.471	08/09/18	24,889,313
Gotham Funding Corp.
21,000,000	2.398	06/25/18	20,972,263
J.P. Morgan Securities LLC
6,000,000	1.670	09/05/18	5,961,087
Kells Funding LLC
15,000,000	2.346	07/17/18	14,959,952
20,000,000	2.335	07/19/18	19,944,059
15,000,000	2.335	07/20/18	14,957,790
Landesbank Hessen-Thueringen Girozentrale
20,000,000	2.377	06/19/18	19,981,032

Principal Amount	Interest Rate		Maturity Date	Value
Commercial Paper and Corporate Obligations – (continued)
LMA-Americas LLC
$15,000,000	2.388%		07/19/18	$ 14,958,044
15,000,000	2.377		08/08/18	14,938,389
Matchpoint Finance PLC
10,000,000	2.408		07/13/18	9,974,857
15,000,000	2.408		07/23/18	14,952,410
15,000,000	2.366		08/06/18	14,937,690
15,000,000	2.431		09/05/18	14,903,566
Mitsubishi UFJ Trust and Banking Corp.
13,500,000	2.387		07/06/18	13,474,242
3,500,000	2.398		07/11/18	3,492,303
20,000,000	2.430		07/13/18	19,953,631
Nederlandse Waterschapsbank N.V.
30,000,000	1.791		06/01/18	29,998,475
10,000,000	1.811		06/06/18	9,996,908
20,000,000	1.811		06/07/18	19,992,767
Nieuw Amsterdam Receivables Corp.
35,000,000	2.304		08/28/18	34,804,793
NRW.Bank
30,000,000	1.796		06/01/18	29,998,528
Old Line Funding Corp.
25,000,000	2.388		08/02/18	24,907,163
Santander UK PLC
21,000,000	2.399		07/02/18	20,963,040
5,000,000	2.377		07/05/18	4,990,302
20,000,000	2.422		09/14/18	19,864,850
Sheffield Receivables Company LLC
15,000,000	2.409		07/12/18	14,964,230
30,000,000	2.366		08/15/18	29,860,033
Societe Generale
22,000,000	2.420		07/31/18	21,923,692
Standard Chartered Bank
25,000,000	2.377		06/20/18	24,974,306
Sumitomo Mitsui Banking Corp.
25,000,000	2.419		08/06/18	24,903,874
Thunder Bay Funding, LLC
14,100,000	2.431		08/15/18	14,035,287
United Overseas Bank Ltd.
20,000,000	2.473		07/27/18	19,934,038
12,000,000	2.395		09/17/18	11,914,290
Versailles Commercial Paper LLC
25,000,000	2.396		07/09/18	24,945,211
26,400,000	2.378		09/04/18	26,237,728
Victory Receivables Corp.
25,000,000	2.398		07/16/18	24,936,335
15,000,000	2.366		08/01/18	14,945,207

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (Cost $1,302,963,056)				$1,303,171,068

Certificates of Deposit-Yankeedollar – 7.3%
Banco Del Estado De Chile (1 Mo. LIBOR + 0.34%)
$20,000,000	2.268	%(c)	11/08/18	$ 20,010,194
Bank of Montreal
35,000,000	2.250		08/30/18	35,000,411
Bank of Montreal (1 Mo. LIBOR + 0.28%)
7,000,000	2.203	(c)	11/08/18	7,001,078
Barclays Bank PLC
20,000,000	2.430		08/01/18	20,006,227
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
20,000,000	2.240		07/20/18	20,005,951
Mizuho Bank, Ltd.
20,000,000	2.340		07/05/18	20,007,918

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Certificates of Deposit-Yankeedollar – (continued)
Mizuho Bank, Ltd.-New York Branch
$10,000,000	2.190%		06/14/18	$ 9,999,959
National Bank of Kuwait
10,000,000	2.450		08/10/18	10,003,818
29,000,000	2.500	(a)	10/01/18	29,000,000
National Bank of Kuwait S.A.K.P
20,000,000	2.450		07/30/18	20,009,461
Norinchukin Bank (The)
20,000,000	2.300		06/21/18	20,004,842
Oversea-Chinese Banking Corp., Ltd.
25,000,000	2.120		07/05/18	25,003,247
Toronto-Dominion Bank (The)
13,000,000	1.600		08/22/18	12,980,899

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR (Cost $249,000,000)				$ 249,034,005

Fixed Rate Municipal Debt Obligations – 0.3%
ABN AMRO Bank NV
$8,281,000	2.500	%(a)(b)	10/30/18	$ 8,279,537
ING Bank N.V.
2,914,000	2.050	(b)	08/17/18	2,911,436

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS (Cost $11,193,904)				$ 11,190,973

Time Deposit – 2.7%
Australia & New Zealand Banking Group Ltd.
$55,000,000	1.760%		06/06/18	$ 55,004,328
40,000,000	1.760		06/07/18	40,003,640

TOTAL TIME DEPOSIT (Cost $95,000,000)				$ 95,007,968

U.S. Government Agency Obligation – 0.2%
Overseas Private Investment Corp. (USA) (3 Mo. U.S. T-Bill + 0.00%)
$8,622,391	1.900	%(c)	06/07/18	$ 8,622,391
(Cost $8,622,391)

U.S. Treasury Obligations – 3.6%
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
$61,000,000	1.904	%(c)	01/31/20	$ 60,981,970
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
65,000,000	1.937	(c)	04/30/20	65,000,289

TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,983,513)				$ 125,982,259

Variable Rate Municipal Debt Obligations(d) – 3.1%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$8,000,000	1.830%		06/07/18	$ 8,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
7,000,000	1.850		06/01/18	7,000,000

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Municipal Debt Obligations(d) – (continued)
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
$5,000,000	1.850%		06/01/18	$ 5,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	1.850		06/01/18	30,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
19,300,000	1.860		06/07/18	19,300,000
Providence Health & Services Obligated Group VRDN RB Series 2012-E (U.S. Bank N.A., SBPA)
30,600,000	1.860		06/07/18	30,600,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)
10,000,000	1.880		06/07/18	10,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS (Cost $109,900,000)				$ 109,900,000

Variable Rate Obligations(c) – 21.7%
Australia & New Zealand Banking Group Ltd. (1 Mo. LIBOR + 0.21%)
$4,000,000	2.133%		12/06/18	$ 3,999,755
Australia & New Zealand Banking Group Ltd. (1 Mo. LIBOR + 0.15%)
10,000,000	2.098	(b)	07/19/18	10,002,902
Banco Del Estado De Chile (3 Mo. LIBOR + 0.08%)
17,000,000	2.436		12/27/18	16,999,085
Bank of America N.A. (3 Mo. LIBOR + 0.10%)
20,000,000	2.480		11/14/18	19,999,703
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.45%)
6,000,000	2.768		11/30/18	6,010,282
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.10%)
32,000,000	2.482		03/25/19	32,003,833
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.25%)
6,000,000	2.173		11/06/18	6,000,684
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.23%)
9,000,000	2.169		09/17/18	9,002,028
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.28%)
9,300,000	2.482		03/20/19	9,311,644
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.83%)
10,250,000	3.178		01/15/19	10,300,684
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.22%)
7,000,000	2.138	(b)	07/12/18	7,002,465
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.11%)
20,000,000	2.435		10/09/18	20,004,064
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.04%)
20,000,000	2.444		12/17/18	19,998,956
BNZ International Funding Ltd. (3 Mo. LIBOR + 0.25%)
13,817,000	2.575		04/05/19	13,823,775
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.26%)
6,000,000	2.178		11/13/18	6,000,441
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.23%)
15,000,000	2.178		09/21/18	15,002,747
Collateralized Commercial Paper Co., LLC (1 Mo. LIBOR + 0.21%)
10,000,000	2.171		07/23/18	10,003,851
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.07%)
25,000,000	2.433		11/01/18	24,998,884
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.18%)
13,000,000	2.505	(b)	07/06/18	13,008,181
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.09%)
10,000,000	2.427		10/11/18	9,999,641
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.18%)
10,000,000	2.141	(b)	08/23/18	10,002,852
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.18%)
13,000,000	2.089		08/03/18	13,004,665

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(c) – (continued)
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.17%)
$10,000,000	2.093%		09/07/18	$ 10,001,643
5,000,000	2.088		09/14/18	5,000,374
Credit Agricole Corporate and Investment Bank (3 Mo. LIBOR + 0.06%)
25,000,000	2.469		12/14/18	24,998,694
Credit Industriel et Commercial (1 Mo. LIBOR + 0.38%)
21,000,000	2.298		10/12/18	21,014,394
Dexia Credit Local (3 Mo. LIBOR + 0.50%)
20,050,000	2.843	(a)(b)	02/15/19	20,106,765
Erste Abwicklungsanstalt (1 Mo. LIBOR + 0.34%)
15,000,000	2.279		10/17/18	15,008,405
HSBC Bank PLC (1 Mo. LIBOR + 0.43%)
10,000,000	2.358		10/09/18	10,008,309
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.16%)
25,000,000	2.515		01/07/19	24,998,446
ING (U.S.) Funding LLC (1 Mo. LIBOR + 0.19%)
15,000,000	2.099		07/03/18	15,004,476
8,000,000	2.118		07/09/18	8,002,511
Lloyds Bank PLC (3 Mo. LIBOR + 0.02%)
30,000,000	2.380		10/25/18	29,998,701
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.27%)
12,000,000	2.189		08/15/18	12,003,841
Nordea Bank AB (3 Mo. LIBOR + 0.20%)
20,000,000	2.325		03/15/19	20,010,748
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.17%)
20,000,000	2.529		04/18/19	20,001,628
Oversea-Chinese Banking Corp., Ltd. (1 Mo. LIBOR + 0.19%)
5,000,000	2.113		06/08/18	5,000,385
Royal Bank of Canada (3 Mo. LIBOR + 0.17%)
17,000,000	2.539		06/07/19	16,999,793
Royal Bank of Canada (1 Mo. LIBOR + 0.21%)
5,000,000	2.138		08/09/18	5,002,007
Standard Chartered Bank (3 Mo. LIBOR + 0.04%)
25,000,000	2.409		11/08/18	24,998,831
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.30%)
17,000,000	2.248		08/21/18	17,006,051
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.28%)
4,000,000	2.256		07/30/18	4,001,311
Sumitomo Mitsui Trust Bank Ltd. (3 Mo. LIBOR + 0.11%)
16,000,000	2.452		10/12/18	16,003,939
Sumitomo Mitsui Trust Bank Ltd. (1 Mo. LIBOR + 0.25%)
15,000,000	2.185		11/19/18	14,998,618
Sumitomo Mitsui Trust Bank Ltd. (3 Mo. LIBOR + 0.06%)
15,000,000	2.420		10/25/18	15,001,098
Svenska Handelsbanken AB (3 Mo. LIBOR + 0.20%)
15,000,000	2.531		04/09/19	15,013,726
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
7,000,000	2.435		11/06/18	6,999,703
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.04%)
20,000,000	2.423		12/21/18	19,998,963
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.43%)
5,000,000	2.608		09/19/18	5,005,491
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.17%)
15,000,000	2.525		04/17/19	15,003,788
Toronto-Dominion Bank (The) (1 Mo. LIBOR + 0.23%)
2,000,000	2.153		12/06/18	2,000,084
Toyota Finance Australia Limited (1 Mo. LIBOR + 0.20%)
4,500,000	2.118		09/07/18	4,501,109
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.23%)
5,000,000	2.178		08/20/18	5,002,051
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.24%)
7,000,000	2.147		12/03/18	7,000,204
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.13%)
700,000	2.467		07/11/18	700,452

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(c) – (continued)
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.25%)
$7,000,000	2.581%		04/05/19	$ 7,004,591
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.21%)
25,000,000	2.565		04/18/19	25,002,020
Westpac Banking Corp. (1 Mo. LIBOR + 0.15%)
10,000,000	2.068	(b)	07/13/18	10,002,613
Westpac Banking Corp. (3 Mo. LIBOR + 0.74%)
7,720,000	3.070		11/23/18	7,744,582

TOTAL VARIABLE RATE OBLIGATIONS (Cost $772,483,753)				$ 772,631,467

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost $2,675,146,617)				$2,675,540,131

Repurchase Agreements(e) – 25.8%
BNP Paribas (OBFR + 0.20%)
$20,000,000	1.900	%(c)	06/07/18	$ 20,000,000
Maturity Value: $20,465,500
Settlement Date: 03/24/17

Collateralized by various asset-backed obligations, 0.000% to 11.035%, due 06/16/25 to 01/28/70 and various corporate security issuers, 0.000% to 10.000%, due 03/28/19 to 12/31/49. The aggregate market value of the collateral, including accrued interest, was $24,210,991.

Citigroup Global Markets Inc.
20,000,000	2.919	(f)	07/16/18	20,000,000
Maturity Value: $20,154,060
Settlement Date: 04/12/18

Collateralized by Federal Home Loan Mortgage Corp., 0.000%, due 01/25/46 and a U.S. Treasury Note, 1.625%, due 07/31/19. The aggregate market value of the collateral, including accrued interest, was $20,428,611.

HSBC Bank PLC
30,000,000	1.900		06/01/18	29,999,982
Maturity Value: $30,001,583
Collateralized by an Exchange-Traded Fund and various equity securities. The aggregate market value of the collateral, including accrued interest, was $32,400,012.

Joint Repurchase Agreement Account III
819,500,000	1.790		06/01/18	819,497,009
Maturity Value: $819,540,747

Mizuho Securities USA LLC (3 Mo. LIBOR + 0.95%)
5,000,000	3.313	(c),(f)	08/29/18	5,000,000
Maturity Value: $5,220,415
Settlement Date: 05/08/17
Collateralized by various corporate security issuers, 2.598% to 4.738%, due 07/15/19 to 04/22/39. The aggregate market value of the collateral, including accrued interest, was $5,250,000.

Wells Fargo Securities LLC
15,000,000	1.800		06/01/18	14,999,949
Maturity Value: $15,000,750
Collateralized by various corporate security issuers, 0.000%, due 06/15/18 to 07/02/18. The aggregate market value of the collateral, including accrued interest, was $15,750,002.

TOTAL REPURCHASE AGREEMENTS (Cost $909,500,000)				$ 909,496,940

TOTAL INVESTMENTS – 101.6% (Cost $3,584,646,617)				$3,585,037,071

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%				(57,350,191)

NET ASSETS – 100.0%				$3,527,686,880

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2018, these securities amounted to $93,316,751 or approximately 2.6% of net assets.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2018.

(d)	Rate shown is that which is in effect on May 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on May 31, 2018. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(f)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2018, these securities amounted to $25,000,000 or approximately 0.7% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MMY	— Money Market Yield
OBFR	— Overnight Bank Funding Rate
RB	— Revenue Bond
RMKT	— Remarketed
SBPA	— Standby Bond Purchase Agreement
SPA	— Stand-by Purchase Agreement
T-Bill	— Treasury Bill
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 100.0%
United States Treasury Bills
$3,072,930,000	1.662%		06/07/18	$ 3,072,079,823
227,700,000	1.672		06/07/18	227,636,623
122,150,000	1.497		06/14/18	122,085,600
90,000,000	1.574		06/14/18	89,949,950
56,000,000	1.584		06/14/18	55,968,656
160,000,000	1.595		06/14/18	159,909,867
55,000,000	1.615		06/14/18	54,968,619
47,400,000	1.636		06/14/18	47,372,613
223,478,000	1.657		06/14/18	223,347,265
592,000,000	1.683		06/14/18	591,648,336
589,100,000	1.688		06/14/18	588,748,995
4,333,220,000	1.693		06/14/18	4,330,630,299
194,500,000	1.711		06/14/18	194,382,706
60,500,000	1.714		06/14/18	60,463,461
141,300,000	1.716		06/14/18	141,214,533
65,400,000	1.753		06/14/18	65,359,615
410,700,000	1.763		06/14/18	410,444,910
328,600,000	1.750		06/21/18	328,287,830
123,200,000	1.755		06/21/18	123,082,618
5,525,000,000	1.760		06/21/18	5,519,720,547
3,337,800,000	1.825		06/21/18	3,334,499,290
45,100,000	1.830		06/21/18	45,055,276
4,000,000,000	1.791		06/28/18	3,994,750,004
6,600,000	1.784		07/05/18	6,589,154
71,000,000	1.787		07/05/18	70,883,156
40,200,000	1.800		07/05/18	40,133,369
19,500,000	1.793		07/12/18	19,461,135
324,600,000	1.892	(a)	08/09/18	323,452,133
414,200,000	1.897		08/09/18	412,731,316
261,200,000	1.902		08/09/18	260,271,325
184,400,000	1.903		08/09/18	183,744,381
462,700,000	1.908		08/09/18	461,050,475
604,700,000	1.913		08/09/18	602,538,449
17,030,000	1.921		08/09/18	16,968,962
1,700,000	1.834		08/16/18	1,693,594
5,000,000	1.875		08/16/18	4,980,736
6,870,000	1.880		08/16/18	6,843,459
28,000,000	1.897		08/16/18	27,890,644
197,400,000	1.929		08/16/18	196,616,541
11,100,000	1.937		08/16/18	11,055,828
1,879,500,000	1.871		08/23/18	1,871,613,410
69,400,000	1.890		08/23/18	69,105,590
13,300,000	1.895		08/23/18	13,243,425
29,000,000	1.939		08/23/18	28,873,633
595,400,000	1.882		08/30/18	592,676,044
21,700,000	1.886		08/30/18	21,600,451
100,900,000	1.887		08/30/18	100,437,121
65,500,000	1.934		08/30/18	65,191,331
2,841,400,000	1.882		09/06/18	2,827,389,525
33,500,000	1.956		09/06/18	33,328,047
173,500,000	1.961		09/06/18	172,607,102
103,000,000	1.951		09/13/18	102,434,644
883,600,000	2.007		09/20/18	878,287,357
63,400,000	1.944		09/27/18	63,007,237
924,300,000	2.059		11/08/18	916,084,001
1,129,700,000	2.096		11/15/18	1,119,035,470
125,900,000	2.085		11/29/18	124,618,181
1,160,000,000	2.090		11/29/18	1,148,160,586
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
676,400,000	1.952	(b)	10/31/19	676,681,561
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
3,424,500,000	1.964	(b)	07/31/19	3,427,846,584

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
$3,269,400,000	1.974	%(b)	04/30/19	$ 3,272,583,659
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
1,746,330,000	2.044	(b)	01/31/19	1,748,281,591
United States Treasury Floating Rate Notes (3 Mo. U.S. T-Bill MMY + 0.17%)(b)
4,952,634,000	2.078		07/31/18	4,954,060,978
1,982,335,000	2.074		10/31/18	1,984,148,862
United States Treasury Notes
237,200,000	0.875		07/15/18	236,917,161
71,500,000	0.750		07/31/18	71,374,006
29,800,000	1.375		07/31/18	29,776,708
176,000,000	2.250		07/31/18	176,108,895

TOTAL INVESTMENTS – 100.0%				$53,153,985,253

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%				(323,034)

NET ASSETS – 100.0%				$53,153,662,219

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2018.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 45.5%
United States Treasury Bills
$74,700,000	1.892	%(a)	08/09/18	$ 74,435,842
24,000,000	1.913		08/09/18	23,914,210
5,700,000	1.921		08/09/18	5,679,570
9,400,000	1.897		08/16/18	9,363,288
649,100,000	1.871		08/23/18	646,376,305
9,200,000	1.890		08/23/18	9,160,972
4,400,000	1.895		08/23/18	4,381,283
312,400,000	1.882		08/30/18	310,970,769
7,200,000	1.886		08/30/18	7,166,970
4,600,000	1.887		08/30/18	4,578,897
21,800,000	1.934		08/30/18	21,697,267
961,100,000	1.882		09/06/18	956,360,974
14,600,000	1.956		09/06/18	14,525,059
75,500,000	1.961		09/06/18	75,111,448
19,400,000	1.951		09/13/18	19,293,515
323,500,000	2.007		09/20/18	321,554,957
22,100,000	1.944		09/27/18	21,963,090
391,700,000	2.059		11/08/18	388,218,223
394,400,000	2.096		11/15/18	390,676,808
43,900,000	2.080		11/29/18	43,454,147
345,000,000	2.090		11/29/18	341,478,795
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
882,900,000	1.952	(b)	10/31/19	883,003,734
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
324,700,000	1.964	(b)	07/31/19	324,790,545
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
1,170,000,000	1.974	(b)	04/30/19	1,170,283,278
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
182,300,000	2.044	(b)	01/31/19	182,479,038
United States Treasury Floating Rate Notes (3 Mo. U.S. T-Bill MMY + 0.17%)(b)
391,400,000	2.078		07/31/18	391,405,550
35,000,000	2.074		10/31/18	35,032,271
United States Treasury Notes
24,600,000	0.750		07/31/18	24,556,649
8,700,000	1.375		07/31/18	8,693,345

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 6,710,606,799

Repurchase Agreements(c) – 50.8%
BNP Paribas
$300,000,000	1.790%		06/01/18	$ 300,000,000
Maturity Value: $300,014,917
Collateralized by a U.S. Treasury Note, 0.125%, due 07/15/24. The market value of the collateral, including accrued interest, was $306,000,000.
287,500,000	1.730	(d)	06/04/18	287,500,000
Maturity Value: $287,955,928
Settlement Date: 05/02/18

Collateralized by U.S. Treasury Bills, 0.000%, due 08/16/18 to 09/20/18, U.S. Treasury Bonds, 7.250% to 8.750%, due 05/15/20 to 08/15/22, a U.S. Treasury Floating Rate Note, 1.937%, due 04/30/20, U.S. Treasury Inflation-Indexed Bonds, 2.125% to 3.875%, due 01/15/25 to 02/15/41, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/23, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/22 to 11/15/35, U.S. Treasury Notes, 1.125% to 3.500%, due 02/28/19 to 05/31/22 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/24 to 08/15/46. The aggregate market value of the collateral, including accrued interest, was $293,250,001.

110,000,000	1.730	(d)	06/07/18	110,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
Maturity Value: $110,179,728
Settlement Date: 05/11/18

Collateralized by a U.S. Treasury Bill, 0.000%, due 06/14/18, a U.S. Treasury Bond, 3.000%, due 11/15/44, a U.S. Treasury Inflation-Indexed Note, 1.875%, due 07/15/19, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/19 to 08/15/47, U.S. Treasury Notes, 1.375% to 3.625%, due 02/28/19 to 05/31/21 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/46. The aggregate market value of the collateral, including accrued interest, was $112,200,001.

$67,500,000	1.790	%(d)	06/07/18	$ 67,500,000
Maturity Value: $67,781,925
Settlement Date: 03/22/18

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 2.500% to 3.625%, due 04/15/28 to 01/15/29, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/23, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/23 to 08/15/27, U.S. Treasury Notes, 1.125% to 3.625%, due 08/15/19 to 09/30/24 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/37. The aggregate market value of the collateral, including accrued interest, was $68,850,000.

BNP Paribas (Overnight Treasury + 0.02%)
700,000,000	1.800	(b)(d)	06/01/18	700,000,000
Maturity Value: $729,505,000
Settlement Date: 02/23/16

Collateralized by U.S. Treasury Bills, 0.000%, due 06/14/18 to 01/31/19, U.S. Treasury Bonds, 2.250% to 8.000%, due 11/15/21 to 11/15/47, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 1.000%, due 02/15/45 to 02/15/48, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 04/15/19 to 01/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/18 to 08/15/47, U.S. Treasury Notes, 0.625% to 4.000%, due 06/30/18 to 05/15/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/23 to 02/15/46. The aggregate market value of the collateral, including accrued interest, was $714,000,000.

CIBC Wood Gundy Securities
900,000,000	1.780		06/01/18	900,000,000
Maturity Value: $900,044,500

Collateralized by U.S. Treasury Bonds, 2.500% to 3.625%, due 11/15/42 to 05/15/47, a U.S. Treasury Inflation-Indexed Bond, 3.625%, due 04/15/28, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 04/15/19 to 01/15/27 and U.S. Treasury Notes, 1.625% to 2.250%, due 01/31/22 to 08/15/27. The aggregate market value of the collateral, including accrued interest, was $918,000,045.

Citigroup Global Markets, Inc.
77,800,000	1.780		06/01/18	77,800,000
Maturity Value: $77,803,847
Collateralized by a U.S. Treasury Bill, 0.000%, due 08/09/18. The market value of the collateral, including accrued interest, was $79,356,050.

Credit Agricole Corporate and Investment Bank
65,000,000	1.730	(d)	06/07/18	65,000,000
Maturity Value: $65,074,967
Settlement Date: 05/21/18

Collateralized by U.S. Treasury Bonds, 3.000%, due 11/15/45 to 02/15/47, U.S. Treasury Notes, 1.375% to 1.875%, due 08/31/18 to 01/31/22 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/44. The aggregate market value of the collateral, including accrued interest, was $66,300,040.

Daiwa Capital Markets America, Inc.
225,351,958	1.790		06/01/18	225,351,958
Maturity Value: $225,363,163
Collateralized by a U.S. Treasury Note, 2.250%, due 01/31/24. The market value of the collateral, including accrued interest, was $229,858,997.
274,648,042	1.790		06/01/18	274,648,042

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Daiwa Capital Markets America, Inc. – (continued)
Maturity Value: $274,661,698
Collateralized by a U.S. Treasury Note, 1.125%, due 02/28/19. The market value of the collateral, including accrued interest, was $280,141,003.

Deutsche Bank Securities, Inc.
$150,000,000	1.850%	06/01/18	$ 150,000,000
Maturity Value: $150,007,708
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/23 to 11/15/27. The aggregate market value of the collateral, including accrued interest, was $153,000,001.

Fixed Income Clearing Corp.
1,300,000,000	1.790	06/01/18	1,300,000,000
Maturity Value: $1,300,064,639
Collateralized by U.S. Treasury Notes, 1.875% to 2.000%, due 02/28/22 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was $1,326,000,013.
50,000,000	1.800	06/01/18	50,000,000
Maturity Value: $50,002,500
Collateralized by a U.S. Treasury Note, 2.000%, due 12/31/21. The market value of the collateral, including accrued interest, was $51,000,048.
100,000,000	1.800	06/01/18	100,000,000
Maturity Value: $100,005,000
Collateralized by U.S. Treasury Notes, 1.625% to 2.750%, due 07/31/21 to 11/15/27. The aggregate market value of the collateral, including accrued interest, was $102,000,011.
100,000,000	1.810	06/01/18	100,000,000
Maturity Value: $100,005,028
Collateralized by a U.S. Treasury Bond, 3.750%, due 11/15/43. The market value of the collateral, including accrued interest, was $102,000,012.
100,000,000	1.850	06/01/18	100,000,000
Maturity Value: $100,005,139
Collateralized by a U.S. Treasury Bond, 2.875%, due 11/15/46 and a U.S. Treasury Note, 2.250%, due 11/15/27. The aggregate market value of the collateral, including accrued interest, was $102,000,072.

HSBC Bank PLC
400,000,000	1.790	06/01/18	400,000,000
Maturity Value: $400,019,889

Collateralized by U.S. Treasury Bonds, 0.750% to 3.125%, due 11/15/41 to 02/15/45 and U.S. Treasury Notes, 0.875% to 3.500%, due 07/15/18 to 01/31/25. The aggregate market value of the collateral, including accrued interest, was $408,000,075.

J.P. Morgan Securities LLC
16,900,000	1.780	06/01/18	16,900,000
Maturity Value: $16,900,836
Collateralized by a U.S. Treasury Note, 3.625%, due 02/15/20. The market value of the collateral, including accrued interest, was $17,240,068.

Joint Repurchase Agreement Account I
900,000,000	1.780	06/01/18	900,000,000
Maturity Value: $900,044,500

Merrill Lynch, Pierce, Fenner & Smith, Inc.
13,700,000	1.780	06/01/18	13,700,000
Maturity Value: $13,700,677
Collateralized by a U.S. Treasury Note, 1.625%, due 05/15/26. The market value of the collateral, including accrued interest, was $13,974,065.
85,800,000	1.780	06/01/18	85,800,000
Maturity Value: $85,804,242

Collateralized by U.S. Treasury Bills, 0.000%, due 06/28/18 to 10/11/18 and U.S. Treasury Notes, 0.750% to 3.125%, due 07/31/18 to 11/15/27. The aggregate market value of the collateral, including accrued interest, was $87,516,035.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Mizuho Securities USA LLC
$150,000,000	1.780%		06/01/18	$ 150,000,000
Maturity Value: $150,007,417

Collateralized by U.S. Treasury Bills, 0.000%, due 10/04/18 to 10/11/18 and a U.S. Treasury Note, 1.000%, due 03/15/19. The aggregate market value of the collateral, including accrued interest, was $ 153,000,045.

Natixis-New York Branch
500,000,000	1.780		06/01/18	500,000,000
Maturity Value: $500,024,722

Collateralized by Federal National Mortgage Association, 2.500%, due 06/01/31, Government National Mortgage Association, 5.000%, due 05/20/48, U.S. Treasury Bills, 0.000%, due 11/08/18 to 05/23/19, U.S. Treasury Bonds, 2.750% to 6.875%, due 08/15/25 to 08/15/47, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/25, U.S. Treasury Inflation-Indexed Notes, 1.125% to 2.125%, due 07/15/18 to 01/15/21 and U.S. Treasury Notes, 0.875% to 3.625%, due 02/28/19 to 11/15/25. The aggregate market value of the collateral, including accrued interest, was $510,048,883.

Nomura Securities International, Inc.
50,000,000	1.780		06/01/18	50,000,000
Maturity Value: $50,002,472

Collateralized by a U.S. Treasury Bond, 3.000%, due 02/15/47, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/19 to 02/15/48 and U.S. Treasury Notes, 2.250% to 2.750%, due 02/15/21 to 04/30/23. The aggregate market value of the collateral, including accrued interest, was $51,000,000.

Norinchukin Bank
50,000,000	1.800	(e)	06/14/18	50,000,000
Maturity Value: $50,175,000
Settlement Date: 04/05/18

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29 and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $51,000,088.

80,000,000	1.840	(e)	06/14/18	80,000,000
Maturity Value: $80,343,467
Settlement Date: 03/22/18

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29 and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $81,600,020.

Prudential Insurance Company of America (The)
42,937,500	1.800		06/01/18	42,937,500
Maturity Value: $42,939,647
Collateralized by a U.S. Treasury Inflation-Indexed Bond, 0.000%, due 05/15/36. The market value of the collateral, including accrued interest, was $43,796,250.
57,600,000	1.800		06/01/18	57,600,000
Maturity Value: $57,602,880
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $58,752,000.

Wells Fargo Securities LLC
150,000,000	1.730		06/01/18	150,000,000
Maturity Value: $150,007,208

Collateralized by U.S. Treasury Bills, 0.000%, due 07/19/18 to 04/25/19, U.S. Treasury Bonds, 3.625% to 5.500%, due 08/15/28 to 11/15/43, U.S. Treasury Inflation-Indexed Bonds, 2.375% to 3.875%, due 01/15/25 to 04/15/29, U.S. Treasury Inflation-Indexed Notes, 0.250% to 0.375%, due 07/15/23 to 01/15/25 and U.S. Treasury Notes, 1.000% to 2.750%, due 06/30/18 to 08/15/25. The aggregate market value of the collateral, including accrued interest, was $153,000,071.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Wells Fargo Securities LLC – (continued)
$200,000,000	1.780%	06/01/18	$ 200,000,000
Maturity Value: $200,009,889
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 04/15/19 to 07/15/23. The aggregate market value of the collateral, including accrued interest, was $204,000,077.

TOTAL REPURCHASE AGREEMENTS			$ 7,504,737,500

TOTAL INVESTMENTS – 96.3%			$14,215,344,299

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%			539,410,588

NET ASSETS – 100.0%			$14,754,754,887

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2018.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2018. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2018, these securities amounted to $130,000,000 or approximately 0.9% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 100.0%
United States Treasury Bills
$42,350,000	1.497%		06/14/18	$ 42,327,672
98,100,000	1.636		06/14/18	98,043,320
73,000,000	1.683		06/14/18	72,956,636
58,900,000	1.688		06/14/18	58,864,905
715,900,000	1.693		06/14/18	715,472,150
3,500,000	1.716		06/14/18	3,497,883
13,900,000	1.753		06/14/18	13,891,417
79,400,000	1.763		06/14/18	79,350,684
1,364,200,000	1.760		06/21/18	1,362,896,429
644,700,000	1.825		06/21/18	644,062,464
6,100,000	1.830		06/21/18	6,093,951
305,000,000	1.791		06/28/18	304,599,688
1,100,000	1.611		07/05/18	1,098,369
800,000	1.739		07/05/18	798,719
1,600,000	1.744		07/05/18	1,597,431
5,000,000	1.784		07/05/18	4,991,783
5,400,000	1.800		07/05/18	5,391,049
3,100,000	1.793		07/12/18	3,093,822
55,600,000	1.892	(a)	08/09/18	55,403,384
69,200,000	1.897		08/09/18	68,954,628
43,100,000	1.902		08/09/18	42,946,762
30,500,000	1.903		08/09/18	30,391,560
76,500,000	1.908		08/09/18	76,227,278
110,300,000	1.913		08/09/18	109,905,723
1,720,000	1.921		08/09/18	1,713,835
280,000	1.880		08/16/18	278,918
5,000,000	1.897		08/16/18	4,980,472
38,200,000	1.929		08/16/18	38,048,388
2,000,000	1.937		08/16/18	1,992,041
345,200,000	1.871		08/23/18	343,751,503
4,700,000	1.890		08/23/18	4,680,062
1,300,000	1.895		08/23/18	1,294,470
114,300,000	1.882		08/30/18	113,777,077
2,200,000	1.886		08/30/18	2,189,908
1,000,000	1.887		08/30/18	995,413
11,500,000	1.934		08/30/18	11,445,806
286,400,000	1.882		09/06/18	284,987,809
5,300,000	1.956		09/06/18	5,272,796
27,400,000	1.961		09/06/18	27,258,989
10,600,000	1.951		09/13/18	10,541,818
177,300,000	2.007		09/20/18	176,233,984
12,100,000	1.944		09/27/18	12,025,040
152,500,000	2.059		11/08/18	151,144,445
281,200,000	2.096		11/15/18	278,545,432
31,300,000	2.085		11/29/18	30,981,327
217,500,000	2.090		11/29/18	215,280,110
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
7,100,000	1.952	(b)	10/31/19	7,105,813
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
592,037,000	1.964	(b)	07/31/19	592,610,411
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
791,900,000	1.974	(b)	04/30/19	792,374,916
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
306,300,000	2.044	(b)	01/31/19	306,639,085
United States Treasury Floating Rate Notes (3 Mo. U.S. T-Bill MMY + 0.17%)(b)
1,446,700,000	2.078		07/31/18	1,447,206,848
300,900,000	2.074		10/31/18	301,142,817
United States Treasury Notes
99,300,000	0.875		07/15/18	99,181,594
12,400,000	0.750		07/31/18	12,378,149
23,600,000	1.375		07/31/18	23,580,955

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$107,000,000	2.250%	07/31/18	$ 107,065,765

TOTAL INVESTMENTS – 100.0%			$9,209,563,703

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			2,875,098

NET ASSETS – 100.0%			$9,212,438,801

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

(b) Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2018.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At May 31, 2018, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 1, 2018, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$893,200,000	$893,244,164	$911,070,339
Treasury Obligations	900,000,000	900,044,500	918,006,387

REPURCHASE AGREEMENTS — At May 31, 2018, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
Bank of Nova Scotia (The)	1.780%	$124,525,987	$125,474,013
BNP Paribas	1.780	448,293,553	451,706,447
Citigroup Global Markets, Inc.	1.780	233,212,269	234,987,731
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.780	87,168,191	87,831,809
TOTAL		$893,200,000	$900,000,000

At May 31, 2018, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	07/05/18 to 03/28/19
U.S. Treasury Bonds	2.500 to 4.375	11/15/39 to 11/15/47
U.S. Treasury Floating Rate Note	1.904	01/31/20
U.S. Treasury Inflation-Indexed Bonds	1.750 to 3.875	01/15/25 to 04/15/29
U.S. Treasury Inflation-Indexed Notes	0.125 to 0.625	04/15/21 to 01/15/26
U.S. Treasury Interest-Only Stripped Securities	0.000	08/15/18 to 11/15/45
U.S. Treasury Notes	0.875 to 3.625	08/15/18 to 05/15/27
U.S. Treasury Principal-Only Stripped Securities	0.000	11/15/23 to 11/15/45

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2018, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 1, 2018, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$2,795,200,000	$2,795,338,984	$2,876,166,483
Money Market	1,756,700,000	1,756,787,347	1,807,585,025
Prime Obligations	819,500,000	819,540,747	843,237,848

REPURCHASE AGREEMENTS — At May 31, 2018, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	1.790%	$442,496,306	$278,095,758	$129,731,584
Bank of America, N.A.	1.790	245,831,281	154,497,643	72,073,102
Bank of Nova Scotia (The)	1.790	1,081,657,637	679,789,629	317,121,649
BNP Paribas	1.790	189,388,419	119,024,984	55,525,118
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.790	491,662,563	308,995,286	144,146,204
TD Securities (USA) LLC	1.790	98,332,513	61,799,057	28,829,241
Wells Fargo Securities, LLC	1.790	245,831,281	154,497,643	72,073,102
TOTAL		$2,795,200,000	$1,756,700,000	$819,500,000

At May 31, 2018, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 4.500%	11/01/26 to 05/01/48
Federal National Mortgage Association	2.000 to 6.500	08/01/19 to 08/01/55
Government National Mortgage Association	3.000 to 5.000	02/15/38 to 04/20/48
U.S. Treasury Bonds	2.500 to 8.500	02/15/20 to 08/15/45
U.S. Treasury Inflation-Indexed Note	0.375	01/15/27
U.S. Treasury Notes	1.625 to 3.750	11/15/18 to 02/15/27

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds, except for Financial Square (“FSQ”) Money Market Fund and FSQ Prime Obligations Fund (the “Institutional Money Market Funds”), is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management L.P. (“GSAM”) evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The Institutional Money Market Funds’ investment valuation policy is to value its portfolio securities only at market-based values. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2018, all investments, other than those held by the Institutional Money Market Funds, are classified as Level 2 of the fair value hierarchy. All investments for the Institutional Money Market Funds are classified as Level 2, with the exception of treasury securities of G8 countries which are generally classified as Level 1. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price (or, for the Institutional Money Market Funds, minimize the volatility of the Fund’s NAV per share). The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Tax Information — At May 31, 2018, the aggregate cost for each Fund stated in the accompanying Schedule of Investments also approximates the aggregate cost for U.S. federal income tax purposes.

INVESTOR MONEY MARKET FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 39.3%
Albion Capital LLC
$9,000,000	1.811%	06/01/18	$ 9,000,000
3,000,000	2.208	07/25/18	2,990,325
Alpine Securitization LLC
3,000,000	2.390	07/16/18	3,000,000
Atlantic Asset Securitization LLC
4,000,000	2.408	07/05/18	3,991,160
Banque et Caisse D’Epargne De L’etat, Luxembourg
3,500,000	1.995	07/06/18	3,493,398
Barclays Bank PLC
2,000,000	2.408	08/27/18	1,988,690
Barton Capital S.A.
4,500,000	2.419	07/09/18	4,488,838
BPCE
4,000,000	2.494	08/06/18	3,982,253
2,000,000	2.452	09/05/18	1,987,307
CAFCO, LLC
4,000,000	2.366	07/27/18	3,985,689
Caisse des Depots et Consignations
5,000,000	2.293	08/30/18	4,972,125
Chariot Funding LLC
3,000,000	2.313	06/20/18	2,996,358
CHARTA, LLC
2,000,000	1.746	06/07/18	1,999,433
4,000,000	2.377	06/25/18	3,993,840
China Construction Bank Corp.
2,000,000	2.259	06/28/18	1,996,700
CNPC Finance (HK) Ltd.
3,000,000	2.486	06/01/18	3,000,000
Collateralized Commercial Paper Co., LLC
1,000,000	1.972	06/05/18	999,787
DBS Bank Ltd.
5,000,000	2.367	07/03/18	4,989,778
Dexia Credit Local-New York Branch
4,000,000	2.481	12/11/18	3,948,533
District of Columbia Water & Sewer Authority
4,420,000	1.960	06/04/18	4,420,000
DNB Bank ASA
4,000,000	2.369	09/05/18	3,975,467
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
5,000,000	2.283	08/29/18	4,972,558
Fairway Finance Company, LLC
4,250,000	2.314	08/30/18	4,226,094
First Abu Dhabi Bank P.J.S.C.
1,000,000	2.312	07/20/18	996,937
1,000,000	2.312	07/27/18	996,500
3,000,000	2.471	08/02/18	2,987,600
Gotham Funding Corp.
4,000,000	2.398	06/25/18	3,993,787
J.P. Morgan Securities LLC
3,000,000	1.670	09/05/18	2,987,040
Kells Funding LLC
3,000,000	2.335	07/20/18	2,990,731
4,000,000	2.293	08/28/18	3,978,195
Liberty Street Funding LLC
3,000,000	2.398	06/21/18	2,996,116
3,000,000	2.387	06/26/18	2,995,167
LMA-Americas LLC
4,500,000	2.419	07/12/18	4,487,956
Matchpoint Finance PLC
4,000,000	2.439	06/26/18	3,993,417
Mitsubishi UFJ Trust and Banking Corp.
2,800,000	2.387	07/06/18	2,793,684
700,000	2.398	07/11/18	698,188
4,000,000	2.430	07/13/18	3,988,987

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)
Nederlandse Waterschapsbank N.V.
$5,000,000	1.791%		06/01/18	$ 5,000,000
4,000,000	1.811		06/06/18	3,999,017
NRW.Bank
6,000,000	1.796		06/01/18	6,000,000
Santander UK PLC
4,000,000	2.399		07/02/18	3,991,974
2,000,000	2.551		10/01/18	1,983,259
Sheffield Receivables Company LLC
3,000,000	2.408		06/18/18	2,996,685
2,000,000	2.421		09/11/18	1,986,683
Standard Chartered Bank
3,500,000	2.377		06/20/18	3,495,733
United Overseas Bank Ltd.
4,000,000	2.379		09/10/18	3,974,077
2,500,000	2.395		09/17/18	2,482,600
Versailles Commercial Paper LLC
4,000,000	2.396		07/09/18	3,989,951
Victory Receivables Corp.
4,000,000	2.355		07/30/18	3,984,988

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$170,167,605

Certificate of Deposit-Eurodollar – 0.9%
Sumitomo Mitsui Trust Bank Ltd.
$4,000,000	2.394%		08/29/18	$ 3,976,998

Certificates of Deposit-Yankeedollar – 5.8%
Barclays Bank PLC
$3,000,000	2.430%		08/01/18	3,000,000
Mizuho Bank, Ltd.
4,500,000	2.340		07/05/18	4,500,000
National Bank of Kuwait(a)
6,000,000	2.500		10/01/18	6,000,000
Norinchukin Bank (The)
3,600,000	2.300		06/21/18	3,600,000
Oversea-Chinese Banking Corp., Ltd.
5,000,000	2.200		06/11/18	5,000,000
Toronto-Dominion Bank (The)
3,000,000	1.600		08/22/18	3,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$ 25,100,000

Fixed Rate Municipal Debt Obligation – 0.3%
ING Bank N.V.
$1,300,000	2.050	%(b)	08/17/18	$ 1,300,047

U.S. Treasury Obligations – 5.5%
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
$15,300,000	1.904	%(c)	01/31/20	$ 15,295,269
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
8,500,000	1.937	(c)	04/30/20	8,500,768

TOTAL U.S. TREASURY OBLIGATIONS				$ 23,796,037

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(d) – 4.9%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$2,000,000	1.830%		06/07/18	$ 2,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
4,000,000	1.850		06/01/18	4,000,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
4,000,000	1.850		06/01/18	4,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
3,185,000	1.860		06/07/18	3,185,000
Providence St. Joseph Health Obligated Group VRDN Series 16G (Bank of Tokyo-Mitsubishi UFJ, LOC)
5,000,000	1.760		06/07/18	5,000,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)
3,000,000	1.880		06/07/18	3,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 21,185,000

Variable Rate Obligations(c) – 22.6%
Banco Del Estado De Chile (1 Mo. LIBOR + 0.50%)
$3,019,000	2.468%		09/28/18	$ 3,019,000
Bank of America N.A. (3 Mo. LIBOR + 0.10%)
4,500,000	2.480		11/14/18	4,500,000
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.23%)
3,000,000	2.169		09/17/18	3,000,000
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.25%)
2,000,000	2.173		11/06/18	2,000,000
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.22%)
3,000,000	2.173	(b)	08/22/18	3,000,000
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.04%)
3,000,000	2.444		12/17/18	3,000,000
BNZ International Funding Ltd. (3 Mo. LIBOR + 0.25%)
2,251,000	2.575		04/05/19	2,251,000
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.23%)
3,000,000	2.178		09/21/18	3,000,000
Collateralized Commercial Paper Co., LLC (1 Mo. LIBOR + 0.21%)
3,000,000	2.171		07/23/18	3,000,000
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.09%)
2,500,000	2.427		10/11/18	2,500,000
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.18%)
1,500,000	2.505	(b)	07/06/18	1,500,000
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.18%)
3,000,000	2.141	(b)	08/23/18	3,000,000
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.17%)
1,000,000	2.088		09/14/18	1,000,000
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.18%)
3,000,000	2.089		08/03/18	2,999,492
Credit Agricole Corporate and Investment Bank (3 Mo. LIBOR + 0.06%)
3,000,000	2.469		12/14/18	3,000,000
Credit Industriel et Commercial (1 Mo. LIBOR + 0.38%)
4,500,000	2.298		10/12/18	4,500,000
DNB Bank ASA (3 Mo. LIBOR + 0.16%)
3,500,000	2.077		09/04/18	3,498,262
Erste Abwicklungsanstalt (1 Mo. LIBOR + 0.34%)
4,000,000	2.279		10/17/18	4,000,000
HSBC Bank PLC (1 Mo. LIBOR + 0.43%)
4,000,000	2.339	(b)	10/03/18	4,000,000
ING (U.S.) Funding LLC (1 Mo. LIBOR + 0.19%)
3,000,000	2.099		07/03/18	3,000,000
1,500,000	2.118		07/09/18	1,500,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(c) – (continued)
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.16%)
$4,000,000	2.515%		01/07/19	$ 4,000,000
National Australia Bank Ltd. (3 Mo. LIBOR + 0.02%)
4,000,000	2.396	(b)	12/18/18	4,000,000
Royal Bank of Canada (1 Mo. LIBOR + 0.25%)
3,000,000	2.173		11/06/18	3,000,000
Royal Bank of Canada (3 Mo. LIBOR + 0.13%)
1,000,000	2.201		06/12/18	1,000,000
Standard Chartered Bank (3 Mo. LIBOR + 0.04%)
2,500,000	2.409		11/08/18	2,500,000
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.30%)
3,500,000	2.248		08/21/18	3,500,000
Sumitomo Mitsui Trust Bank Ltd. (1 Mo. LIBOR + 0.25%)
3,000,000	2.185		11/19/18	3,000,000
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.23%)
3,500,000	2.178		11/19/18	3,500,000
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
3,000,000	2.435		11/06/18	3,000,000
Toyota Finance Australia Limited (1 Mo. LIBOR + 0.20%)
1,000,000	2.118		09/07/18	1,000,000
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.19%)
2,000,000	2.113		06/11/18	2,000,000
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.24%)
3,000,000	2.147		12/03/18	3,000,000
Westpac Banking Corp. (1 Mo. LIBOR + 0.15%)
3,000,000	2.068	(b)	07/13/18	3,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 97,767,754

Repurchase Agreements(e) – 20.8%
BNP Paribas (OBFR + 0.20%)
$5,000,000	1.900	%(c)	06/07/18	$ 5,000,000
Maturity Value: $5,116,375
Settlement Date: 03/24/17

Collateralized by various asset-backed obligations, 0.000% to 11.035%, due 06/16/25 to 01/28/70 and various corporate security issuers, 4.750% to 10.000%, due 03/15/20 to 07/18/36. The aggregate market value of the collateral, including accrued interest, was $5,991,804.

Citigroup Global Markets Inc.
4,000,000	2.919	(f)	07/16/18	4,000,000
Maturity Value: $4,030,812
Settlement Date: 04/12/18
Collateralized by a U.S. Treasury Note, 1.625%, due 07/31/19. The market value of the collateral, including accrued interest, was $4,080,020.

Joint Repurchase Agreement Account III
79,900,000	1.790		06/01/18	79,900,000
Maturity Value: $79,903,973

Mizuho Securities USA LLC (3 Mo. LIBOR + 0.95%)
1,000,000	3.313	(c)(f)	08/29/18	1,000,000
Maturity Value: $1,044,083
Settlement Date: 05/08/17
Collateralized by various corporate security issuers, 2.575% to 4.738%, due 07/15/19 to 04/22/39. The aggregate market value of the collateral, including accrued interest, was $1,050,005.

TOTAL REPURCHASE AGREEMENTS				$ 89,900,000

TOTAL INVESTMENTS – 100.1%				$433,193,441

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%				(449,675)

NET ASSETS – 100.0%				$432,743,766

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2018, these securities amounted to $27,800,047 or approximately 6.4% of net assets.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2018.

(d)	Rate shown is that which is in effect on May 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on May 31, 2018. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(f)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2018, these securities amounted to $5,000,000 or approximately 1.2% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MMY	— Money Market Yield
OBFR	— Overnight Bank Funding Rate
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
T-Bill	— Treasury Bill
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 101.5%
Alabama – 4.0%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2014 C(a)
$10,000,000	0.980%	06/01/18	$ 10,000,000
Health Care Authority of the City of Huntsville (The) CP Series 2018 A-2
5,300,000	1.610	06/01/18	5,300,000
14,000,000	1.570	06/05/18	14,000,000
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2007 C RMKT(a)
11,500,000	1.260	06/07/18	11,500,000

			40,800,000

Alaska – 0.4%
Alaska Housing Finance Corp. VRDN RB Refunding for Governmental Purpose Series 2001 B RMKT(a)
915,000	1.030	06/07/18	915,000
Alaska Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT(a)
3,490,000	1.020	06/07/18	3,490,000

			4,405,000

California – 2.4%
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2018 A-2
4,790,000	1.450	06/07/18	4,790,000
Regents of the University of California CP Series 2018 A
10,000,000	1.600	08/03/18	10,000,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C RMKT (FNMA) (FNMA, LIQ)(a)
795,000	0.860	06/07/18	795,000
Santa Clara County Financing Authority VRDN RB Refunding for Multiple Facilities Projects Series 2008 M (Bank of America N.A., LOC)(a)
5,540,000	0.890	06/07/18	5,540,000
State of California GO VRDN Refunding SIFMA Index Series 2012 B (SIFMA + 1.00%)
3,000,000	2.060	05/01/19	3,011,650

			24,136,650

Colorado – 4.1%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
5,050,000	1.080	06/07/18	5,050,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2005 A RMKT (Mizuho Bank, Ltd., SPA)(a)
6,880,000	1.060	06/07/18	6,880,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2006 B RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
1,300,000	1.110	06/07/18	1,300,000
City of Colorado Springs Utilities System VRDN RB Series 2010 C (Barclays Bank PLC, SPA)(a)
2,395,000	1.020	06/07/18	2,395,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 B (Wells Fargo Bank N.A., LIQ)(a)
2,200,000	1.050	06/07/18	2,200,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 D (Wells Fargo Bank N.A., LIQ)(a)
11,200,000	0.950	06/07/18	11,200,000
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Series 2001 AA-2 (Sumitomo Mitsui Banking Corp., LOC)(a)
9,675,000	1.150	06/07/18	9,675,000
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-2(a)
3,000,000	1.040	06/07/18	3,000,000

			41,700,000

Connecticut – 3.8%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2012 Subseries B-3 (Royal Bank of Canada, SPA)(a)
5,720,000	1.060	06/07/18	5,720,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Connecticut – (continued)
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
$3,650,000	1.030%	06/07/18	$ 3,650,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2014 Subseries C-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
5,500,000	1.070	06/07/18	5,500,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2016 Subseries E-3 (Landesbank Hessen- Thueringen Girozentrale, SPA)(a)
750,000	1.020	06/07/18	750,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2017 Subseries A-3 (Landesbank Hessen- Thueringen Girozentrale, SPA)(a)
675,000	1.090	06/07/18	675,000
State of Connecticut GO VRDN Refunding SIFMA Index Series 2012 D (SIFMA + 0.77%)
1,465,000	1.830	09/15/18	1,467,748
State of Connecticut GO VRDN Refunding SIFMA Index Series 2015 D (SIFMA + 0.75%)
20,740,000	1.810	06/15/18	20,743,978

			38,506,726

Delaware – 2.2%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2010 B(a)
15,660,000	1.080	06/07/18	15,660,000
Delaware State Health Facilities Authority VRDN RB Refunding for Christiana Care Health Services, Inc. Series 2008 A(a)
2,500,000	0.920	06/01/18	2,500,000
University of Delaware VRDN RB Refunding Series 2005 (TD Bank N.A., SPA)(a)
3,275,000	0.800	06/01/18	3,275,000
University of Delaware VRDN RB Refunding Series 2013 C RMKT (TD Bank N.A., SPA)(a)
1,200,000	0.910	06/01/18	1,200,000

			22,635,000

District of Columbia – 5.3%
District of Columbia CP BANS Series 2018 A-2(b)
15,100,000	1.550	09/04/18	15,100,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-1 (TD Bank N.A., SPA)(a)
4,785,000	0.970	06/07/18	4,785,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)(a)
18,115,000	1.040	06/07/18	18,115,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-1 (TD Bank N.A., LOC)(a)
1,700,000	1.000	06/07/18	1,700,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-2 (TD Bank N.A., LOC)(a)
2,300,000	0.930	06/01/18	2,300,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2010 C Subseries C-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
12,175,000	1.000	06/07/18	12,175,000

			54,175,000

Florida – 8.8%
City of Gainesville Utilities System VRDN RB Refunding Series 2007 A (State Street Bank & Trust Co., SPA)(a)
13,000,000	1.060	06/07/18	13,000,000
City of Gainesville Utilities System VRDN RB Refunding Series 2012 B RMKT (Citibank N.A., SPA)(a)
22,225,000	1.080	06/07/18	22,225,000
Jacksonville Electric Authority Electric System VRDN RB Refunding Series Three 2008 B-2 (Royal Bank of Canada. SPA)(a)
4,350,000	1.080	06/07/18	4,350,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Florida – (continued)
Jacksonville Electric Authority Electric System VRDN RB Refunding Series Three 2008 B-3 (Royal Bank of Canada. SPA)(a)
$3,100,000	1.080%	06/07/18	$ 3,100,000
Jacksonville Electric Authority Electric System VRDN RB Refunding Series Three 2008 C-2 (JPMorgan Chase Bank N.A., SPA)(a)
7,400,000	1.080	06/07/18	7,400,000
Orlando Utilities Commission VRDN RB Water Utility Improvements Series 2008-2 RMKT (TD Bank N.A., SPA)(a)
26,150,000	1.060	06/07/18	26,150,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)(a)
13,025,000	1.060	06/07/18	13,025,000

			89,250,000

Georgia – 3.5%
Municipal Electric Authority of Georgia VRDN Project 1 Subordinated RB Series 2008 B (Bank of Tokyo-Mitsubishi UFJ, LOC)(a)
1,285,000	1.100	06/07/18	1,285,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University RMKT Series 2005 C-1(a)
22,395,000	1.020	06/07/18	22,395,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University RMKT Series 2005 C-5(a)
9,725,000	1.020	06/07/18	9,725,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-2(a)
1,970,000	0.900	06/07/18	1,970,000

			35,375,000

Idaho – 0.7%
State of Idaho GO TRANS Series 2017
7,610,000	4.000	06/29/18	7,626,060

Illinois – 4.9%
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B(a)
400,000	1.010	06/07/18	400,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B(a)
503,000	1.010	06/07/18	503,000
Illinois Finance Authority VRDN RB Refunding for Advocate Health Care Network Series 2008 Subseries C-2B (JPMorgan Chase Bank N.A., SPA)(a)
1,650,000	1.080	06/07/18	1,650,000
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-2 (TD Bank N.A., SPA)(a)
950,000	0.870	06/01/18	950,000
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-4 (TD Bank N.A., SPA)(a)
11,000,000	0.870	06/01/18	11,000,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C(a)
16,500,000	1.010	06/07/18	16,500,000
Illinois Health Facilities Authority VRDN RB Refunding for Evanston Hospital Corp. Series 1996 RMKT (JPMorgan Chase Bank N.A., SPA)(a)
9,200,000	1.080	06/07/18	9,200,000
Illinois Toll Highway Authority VRDN RB Senior Priority Series 2007 A-1B RMKT (Bank of America N.A., LOC)(a)
9,400,000	1.010	06/07/18	9,400,000
Illinois Toll Highway Authority VRDN RB Senior Priority Series 2007 A-2C RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)(a)
800,000	1.060	06/07/18	800,000

			50,403,000

Indiana – 0.0%
Purdue University VRDN RB for Student Facilities System Series 2004 A(a)
200,000	1.020	06/07/18	200,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Iowa – 0.4%
Iowa Finance Authority VRDN RB Refunding for Trinity Health Series 2000 D(a)
$4,280,000	1.040%	06/07/18	$ 4,280,000

Maryland – 1.9%
County of Montgomery, Maryland CP BANS Series 2018 10-A
9,400,000	1.600	06/11/18	9,400,000
9,875,000	1.440	07/02/18	9,875,000

			19,275,000

Massachusetts – 4.8%
Commonwealth of Massachusetts GO VRDN Consolidated Loan Refunding Series 2006 A RMKT (Barclays Bank PLC, SPA)(a)
8,000,000	0.800	06/01/18	8,000,000
Commonwealth of Massachusetts GO VRDN Refunding Bonds Series 2017 A (SIFMA + 0.47%)
5,000,000	1.530	02/01/19	5,006,089
Massachusetts Bay Transportation Authority VRDN RB Refunding for General Transportation System Series 2000 A-2 RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
10,400,000	1.070	06/07/18	10,400,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Wells Fargo Bank N.A., SPA)(a)
6,500,000	0.860	06/01/18	6,500,000
Massachusetts Health & Educational Facilities Authority VRDN RB Refunding for Tufts University Series 2008 N-1 (U.S. Bank N.A., SPA)(a)
300,000	0.850	06/01/18	300,000
Massachusetts Water Resources Authority CP Series 2018 99-A2
7,500,000	1.250	08/02/18	7,500,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 E (JPMorgan Chase Bank N.A., SPA)(a)
8,040,000	0.980	06/07/18	8,040,000
University of Massachusetts Building Authority VRDN RB Refunding Senior Series 2011-1 (Wells Fargo Bank N.A., SPA)(a)
3,100,000	1.090	06/07/18	3,100,000

			48,846,089

Michigan – 6.2%
Michigan Finance Authority RB Refunding for Clean Water Revolving Fund Series 2012
1,180,000	5.000	10/01/18	1,192,996
Michigan Finance Authority VRDN RB Refunding for Hospital Project Ascension Senior Credit Group Series 2016 E-2(a)
7,000,000	1.040	06/07/18	7,000,000
Michigan Finance Authority VRDN RB Refunding for Hospital Project Ascension Senior Credit Group Series 2016 E-3(a)
300,000	1.030	06/07/18	300,000
Michigan State University Board of Trustees CP Series 2018 F
1,180,000	1.650	06/18/18	1,180,000
13,090,000	1.700	07/05/18	13,090,000
Michigan State University VRDN RB Series 2005 (Royal Bank of Canada, SPA)(a)
12,125,000	1.040	06/07/18	12,125,000
Regents of the University of Michigan VRDN RB Refunding General Series 2012 B (Northern Trust Co., SPA)(a)
1,865,000	0.880	06/01/18	1,865,000
Regents of the University of Michigan VRDN RB Refunding General Series 2012 D-1(a)
5,535,000	0.850	06/01/18	5,535,000
Regents of the University of Michigan VRDN RB Refunding Series 2012 A(a)
605,000	0.880	06/07/18	605,000
Regents of the University of Michigan VRDN RB Refunding Series 2012 D-2(a)
230,000	0.970	06/07/18	230,000
University of Michigan CP Series 2018 K-1
15,760,000	1.250	06/01/18	15,760,000
3,000,000	1.290	06/05/18	3,000,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Michigan – (continued)
$1,200,000	1.290%	06/07/18	$ 1,200,000

			63,082,996

Minnesota – 0.3%
Minnesota Higher Education Facilities Authority VRDN RB Refunding for Carleton College Series 2005 Six D (JPMorgan Chase Bank N.A., SPA)(a)
2,630,000	1.040	06/07/18	2,630,000

Mississippi – 1.8%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 C RMKT (GTY AGMT – Chevron Corp.)(a)
2,205,000	0.890	06/01/18	2,205,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 B (GTY AGMT – Chevron Corp.)(a)
2,000,000	0.850	06/01/18	2,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 C (GTY AGMT-Chevron Corp.)(a)
1,030,000	0.890	06/01/18	1,030,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 C (GTY AGMT-Chevron Corp.)(a)
13,000,000	1.010	06/07/18	13,000,000

			18,235,000

Missouri – 4.3%
Curators University of Missouri CP Series 2018 A
750,000	1.290	06/05/18	750,000
18,400,000	1.590	06/06/18	18,400,000
3,140,000	1.600	07/11/18	3,139,355
Curators University of Missouri Systems Facilities VRDN RB Refunding Series 2007 B(a)
310,000	1.030	06/07/18	310,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A RMKT (Northern Trust Co., SPA)(a)
10,285,000	0.890	06/01/18	10,285,000
Missouri Health & Educational Facilities Authority VRDN RB for Ascension Health Senior Credit Group Series 2008 C4(a)
10,000,000	1.040	06/07/18	10,000,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2008 D(a)
695,000	1.080	06/07/18	695,000

			43,579,355

Multi-State – 3.9%
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)(a)
20,285,000	1.080	06/07/18	20,285,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)(a)
11,985,000	1.080	06/07/18	11,985,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2015-M033 Class A (FHLMC, LIQ)(a)
7,290,000	1.080	06/07/18	7,290,000

			39,560,000

Nebraska – 0.1%
Nebraska Investment Finance Authority VRDN Single Family Housing RB Series 2017 C (GNMA/FNMA/FHLMC) (Federal Home Loan Bank, SPA)(a)
1,300,000	1.060	06/07/18	1,300,000

New York – 12.3%
Metropolitan Transportation Authority VRDN RB Refunding Series 2015 Subseries E-2 (Bank of Tokyo-Mitsubishi UFJ, LOC)(a)
4,425,000	0.960	06/07/18	4,425,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
Metropolitan Transportation Authority VRDN RB Refunding Series 2015 Subseries E-3 (Citibank N.A., LOC)(a)
$200,000	0.940%	06/07/18	$ 200,000
Metropolitan Transportation Authority VRDN RB Series 2005 Subseries E-1 RMKT (Bank of Montreal, LOC)(a)
2,295,000	1.000	06/01/18	2,295,000
Nassau County Interim Finance Authority VRDN RB Refunding for Sales Tax Revenue Series 2008 A (TD Bank N.A., SPA)(a)
7,100,000	1.040	06/07/18	7,100,000
New York City GO VRDN Refunding Series 2008 Subseries J-5 (Bank of America N.A., SPA)(a)
2,170,000	0.910	06/01/18	2,170,000
New York City GO VRDN Series 2008 Subseries L-3 (Bank of America N.A., LOC) (Bank of America N.A., SPA)(a)
300,000	0.910	06/01/18	300,000
New York City GO VRDN Series 2012 Subseries G-3 (Citibank N.A., LOC)(a)
13,600,000	0.950	06/07/18	13,600,000
New York City GO VRDN Series 2013 F Subseries F-3 (Bank of America N.A., LIQ)(a)
3,325,000	0.910	06/01/18	3,325,000
New York City Housing Development Corp. Multi-Family Mortgage VRDN RB for Elliot Chelsea Development Series 2010 A (FHLMC, LIQ)(a)
800,000	1.070	06/07/18	800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2009 Subseries BB-1 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
7,350,000	0.940	06/01/18	7,350,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2014 Subseries AA-4 (Bank of Montreal, SPA)(a)
10,000,000	0.900	06/01/18	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-3 (Bank of America N.A., SPA)(a)
2,600,000	0.910	06/01/18	2,600,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)(a)
6,675,000	1.010	06/07/18	6,675,000
New York State Dormitory Authority Non-State Supported VRDN RB for Rockefeller University Series 2008 A (JPMorgan Chase Bank N.A., SPA)(a)
200,000	1.070	06/07/18	200,000
New York State Dormitory Authority VRDN RB for Columbia University Series 2003 B RMKT(a)
500,000	0.800	06/07/18	500,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2004 B RMKT (Bank of NY Mellon, SPA)(a)
590,000	1.010	06/07/18	590,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ) (FNMA, LOC)(a)
9,000,000	1.020	06/07/18	9,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ) (FNMA, LOC)(a)
5,100,000	1.070	06/07/18	5,100,000
New York State Housing Finance Agency VRDN RB Refunding for Economic Development Series 2005 C RMKT (JPMorgan Chase Bank N.A., SPA)(a)
7,000,000	1.070	06/07/18	7,000,000
New York State Housing Finance Agency VRDN RB Refunding for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ) (FNMA, LOC)(a)
23,300,000	1.070	06/07/18	23,300,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)(a)
17,300,000	0.950	06/01/18	17,300,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2000 Subseries ABCD-5 (AGM) (SIFMA + 0.44%)
1,000,000	1.500	01/01/19	1,001,512

			124,831,512

North Carolina – 2.8%
City of Raleigh Combined Enterprise System VRDN RB Series 2008 A RMKT (Bank of America N.A., SPA)(a)
3,925,000	1.040	06/07/18	3,925,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB Refunding for Wake Forest University Series 2004 A(a)
$13,600,000	1.050%	06/07/18	$ 13,600,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2001 B(a)
255,000	1.030	06/07/18	255,000
University of North Carolina Hospital at Chapel Hill VRDN RB Refunding Series 2001 A RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
2,880,000	0.870	06/01/18	2,880,000
University of North Carolina Hospital at Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A., SPA)(a)
3,750,000	1.050	06/07/18	3,750,000
University of North Carolina Hospital at Chapel Hill VRDN RB Series 2001 B RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
4,300,000	0.870	06/01/18	4,300,000

			28,710,000

Ohio – 4.9%
County of Franklin VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B(a)
15,000,000	1.050	06/07/18	15,000,000
County of Hamilton VRDN RB Refunding for Cincinnati Children’s Hospital Medical Center Series 2018 AA(a)
14,030,000	1.030	06/07/18	14,030,000
Ohio State University GO VRDN General Receipts Series 2001(a)
1,000,000	1.170	06/07/18	1,000,000
Ohio State University VRDN RB Refunding Series 2010 E(a)
9,230,000	1.040	06/07/18	9,230,000
Ohio State University VRDN RB Series 2005 B(a)
800,000	1.000	06/07/18	800,000
Ohio State University VRDN RB Series 2014 B-1(a)
350,000	1.000	06/07/18	350,000
Ohio State University VRDN RB Series 2014 B-2(a)
1,800,000	1.030	06/07/18	1,800,000
Ohio Water Development Authority VRDN RB for Water Pollution Control Loan Fund Series 2016 A (BMO Harris Bank, N.A., LIQ)(a)
770,000	1.100	06/07/18	770,000
State of Ohio GO VRDN for Common Schools Series 2005 A (State of Ohio, LIQ)(a)
2,200,000	1.000	06/07/18	2,200,000
State of Ohio GO VRDN for Common Schools Series 2005 B (State of Ohio, LIQ)(a)
3,175,000	1.000	06/07/18	3,175,000
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2003 D(a)
930,000	1.100	06/07/18	930,000
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2004 A(a)
245,000	1.100	06/07/18	245,000

			49,530,000

Rhode Island – 0.3%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Series 2003 B (Northern Trust Co., SPA)(a)
3,360,000	1.030	06/07/18	3,360,000

South Carolina – 0.7%
City of Columbia, South Carolina Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
6,750,000	1.060	06/07/18	6,750,000

Texas – 10.4%
Board of Regents of the University of Texas System CP Series 2018 A
300,000	1.320	08/02/18	300,000
City of El Paso Water and Sewer System CP Series 2018 A
5,000,000	1.600	07/02/18	5,000,000
3,830,000	1.820	07/02/18	3,830,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
Gulf Coast, Texas IDA VRDN RB for ExxonMobil Project Series 2012(a)
$10,000,000	0.920%	06/01/18	$ 10,000,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Memorial Hermann Health System Series 2015 C(a)
7,300,000	1.050	06/07/18	7,300,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries C-1(a)
20,800,000	0.920	06/01/18	20,800,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-1(a)
2,000,000	0.920	06/01/18	2,000,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-2(a)
3,000,000	0.920	06/01/18	3,000,000
Harris County Industrial Development Corp. VRDN PCRB for Exxon Project Series 1984(a)
300,000	0.910	06/01/18	300,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB for ExxonMobil Project Series 2010 (GTY AGMT – Exxon Mobil Corp.)(a)
6,235,000	0.920	06/01/18	6,235,000
Port of Port Arthur, Texas Navigation District VRDN RB Refunding for Texaco, Inc. Project Series 1994(a)
7,400,000	0.920	06/01/18	7,400,000
State of Texas TRANS Series 2017
32,695,000	4.000	08/30/18	32,925,116
University of Texas System VRDN RB for Financing System Series 2008 B (University of Texas Investment Management Co., LIQ)(a)
6,665,000	1.000	06/07/18	6,665,000
University of Texas System VRDN RB Refunding for Financing System Series 2007 B(a)
210,000	0.860	06/07/18	210,000

			105,965,116

Utah – 0.5%
City of Murray Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C(a)
4,745,000	0.900	06/01/18	4,745,000

Virginia – 3.3%
Fairfax County IDA VRDN RB for Fairfax Hospital Series 1988 A (Northern Trust Co., LOC)(a)
300,000	1.060	06/07/18	300,000
Fairfax County IDA VRDN RB Refunding for Inova Health System Project Series 2016 C(a)
625,000	1.030	06/07/18	625,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 C(a)
20,000,000	1.050	06/07/18	20,000,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 E(a)
735,000	0.980	06/07/18	735,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2009 B(a)
10,180,000	1.050	06/07/18	10,180,000
Norfolk Economic Development Authority Hospital Facilities VRDN RB Refunding for Sentara Healthcare Series 2016 A(a)
2,000,000	1.000	06/07/18	2,000,000

			33,840,000

Washington – 1.7%
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)(a)
12,960,000	1.070	06/07/18	12,960,000
Washington State Housing Finance Commission VRDN RB for Discovery Heights Apartments Series 2010 (FHLMC, LIQ)(a)
4,800,000	1.010	06/07/18	4,800,000

			17,760,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Wyoming – 0.8%
Unita County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (GTY AGMT - Chevron Corp.)(a)
$8,000,000	0.890%	06/01/18	$ 8,000,000

TOTAL INVESTMENTS – 101.5%			$1,033,492,504

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%			(14,820,204)

NET ASSETS – 100.0%			$1,018,672,300

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Rate shown is that which is in effect on May 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
BANS	— Bond Anticipation Notes
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guarenteed Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCRB	— Pollution Control Revenue Bond
RB	— Revenue Bond
RMKT	— Remarketed
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2018, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of June 1, 2018, as follows:

Principal Amount	Maturity Value	Collateral Value

$79,900,000	$79,903,973	$82,214,404

REPURCHASE AGREEMENTS — At May 31, 2018, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	1.790%	$12,648,631
Bank of America, N.A.	1.790	7,027,018
Bank of Nova Scotia (The)	1.790	30,918,877
BNP Paribas	1.790	5,413,614
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.790	14,054,035
TD Securities (USA) LLC	1.790	2,810,807
Wells Fargo Securities LLC	1.790	7,027,018
TOTAL		$79,900,000

At May 31, 2018, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 4.500%	11/01/26 to 05/01/48
Federal National Mortgage Association	2.000 to 6.500	08/01/19 to 08/01/55
Government National Mortgage Association	3.000 to 5.000	02/15/38 to 04/20/48
U.S. Treasury Bonds	2.500 to 8.500	02/15/20 to 08/15/45
U.S. Treasury Inflation-Indexed Note	0.375	01/15/27
U.S. Treasury Notes	1.625 to 3.750	11/15/18 to 02/15/27

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management L.P. (“GSAM”) evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2018, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Geographic and Sector Risk — The Investor Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

Tax Information — At May 31, 2018, the aggregate cost for each Fund stated in the accompanying Schedule of Investments also approximates the aggregate cost for U.S. federal income tax purposes.

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.1%
Aerospace & Defense – 3.2%
342	The Boeing Co.	$ 120,439
1,103	United Technologies Corp.	137,676

		258,115

Air Freight & Logistics – 1.0%
313	FedEx Corp.	77,975

Banks – 8.3%
8,278	Bank of America Corp.	240,393
1,693	First Republic Bank	168,623
1,099	JPMorgan Chase & Co.	117,604
2,784	Wells Fargo & Co.	150,308

		676,928

Beverages – 1.2%
2,290	The Coca-Cola Co.	98,470

Biotechnology(a) – 1.8%
917	Shire PLC ADR	150,608

Capital Markets – 2.0%
1,593	Northern Trust Corp.	163,314

Chemicals – 3.6%
2,118	DowDuPont, Inc.	135,785
435	Ecolab, Inc.	62,035
244	The Sherwin-Williams Co.	92,537

		290,357

Communications Equipment – 2.5%
4,762	Cisco Systems, Inc.	203,385

Diversified Telecommunication Services – 1.7%
4,229	AT&T, Inc.	136,681

Electrical Equipment – 0.5%
638	Emerson Electric Co.	45,196

Energy Equipment & Services – 1.1%
1,327	Schlumberger Ltd.	91,125

Equity Real Estate Investment Trusts (REITs) – 1.9%
1,127	American Tower Corp.	155,943

Food & Staples Retailing – 1.9%
1,902	Walmart, Inc.	156,991

Food Products – 0.8%
1,147	The Kraft Heinz Co.	65,930

Health Care Equipment & Supplies – 6.0%
5,267	Boston Scientific Corp.*	160,064
2,123	Danaher Corp.	210,771
1,406	Medtronic PLC	121,366

		492,201

Hotels, Restaurants & Leisure – 1.9%
966	McDonald’s Corp.	154,570

Shares	Description	Value
Common Stocks – (continued)
Household Products – 1.7%
1,528	Colgate-Palmolive Co.	$ 96,401
533	The Procter & Gamble Co.	39,000

		135,401

Industrial Conglomerates – 2.6%
1,433	Honeywell International, Inc.	211,955

Insurance – 1.2%
2,074	MetLife, Inc.	95,383

Internet & Direct Marketing Retail* – 5.0%
149	Amazon.com, Inc.	242,813
79	Booking Holdings, Inc.	166,605

		409,418

Internet Software & Services* – 6.2%
148	Alphabet, Inc. Class A	162,800
123	Alphabet, Inc. Class C	133,454
1,104	Facebook, Inc. Class A	211,725

		507,979

IT Services – 3.6%
2,239	Visa, Inc. Class A	292,682

Media – 2.4%
2,896	Comcast Corp. Class A	90,297
1,028	The Walt Disney Co.	102,255

		192,552

Oil, Gas & Consumable Fuels – 5.5%
2,220	Chevron Corp.	275,946
1,147	Exxon Mobil Corp.	93,182
415	Pioneer Natural Resources Co.	80,137

		449,265

Personal Products – 0.7%
366	The Estee Lauder Cos., Inc. Class A	54,695

Pharmaceuticals – 5.7%
2,671	Eli Lilly & Co.	227,142
6,673	Pfizer, Inc.	239,761

		466,903

Road & Rail – 2.9%
1,669	Union Pacific Corp.	238,266

Semiconductors & Semiconductor Equipment – 2.2%
1,592	Texas Instruments, Inc.	178,161

Software – 6.5%
3,991	Microsoft Corp.	394,470
2,991	Oracle Corp.	139,740

		534,210

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 0.8%
789	Ross Stores, Inc.	$ 62,236

Technology Hardware, Storage & Peripherals – 3.0%
1,334	Apple, Inc.	249,285

Textiles, Apparel & Luxury Goods – 3.3%
3,807	NIKE, Inc. Class B	273,343

Tobacco – 2.4%
1,390	Altria Group, Inc.	77,479
1,528	Philip Morris International, Inc.	121,537

		199,016

TOTAL COMMON STOCKS (Cost $6,931,778)		$7,768,539

Shares	Distribution Rate	Value
Investment Company(b) – 2.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
160,623	1.674%	$ 160,623
(Cost $160,623)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $7,092,401)		$7,929,162

Securities Lending Reinvestment Vehicle(b) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
33,600	1.674%	$ 33,600
(Cost $33,600)

TOTAL INVESTMENTS – 97.5% (Cost $7,126,001)		$7,962,762

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		201,112

NET ASSETS – 100.0%		$8,163,874

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Aerospace & Defense – 3.2%
22,941	General Dynamics Corp.	$ 4,627,429
13,348	Northrop Grumman Corp.	4,368,133
20,876	Raytheon Co.	4,373,522
37,015	The Boeing Co.	13,035,202
31,851	United Technologies Corp.	3,975,642

		30,379,928

Air Freight & Logistics – 0.8%
18,085	FedEx Corp.	4,505,335
30,457	XPO Logistics, Inc.*	3,205,599

		7,710,934

Airlines* – 0.1%
73,070	JetBlue Airways Corp.	1,380,292

Auto Components – 1.1%
54,288	Aptiv PLC	5,293,080
97,960	Delphi Technologies PLC	4,907,796

		10,200,876

Banks – 5.0%
332,133	Bank of America Corp.	9,645,142
123,598	Citizens Financial Group, Inc.	5,048,978
312,481	First Horizon National Corp.	5,793,398
94,547	First Republic Bank	9,416,881
111,751	JPMorgan Chase & Co.	11,958,475
45,994	Signature Bank*	5,863,775

		47,726,649

Beverages – 1.2%
51,271	Coca-Cola European Partners PLC	1,946,760
148,380	Monster Beverage Corp.*	7,591,121
54,711	The Coca-Cola Co.	2,352,573

		11,890,454

Biotechnology – 4.6%
7,342	Agios Pharmaceuticals, Inc.*	686,477
54,018	Alexion Pharmaceuticals, Inc.*	6,273,110
42,598	Alkermes PLC*	2,010,625
11,673	Biogen, Inc.*	3,431,395
61,985	BioMarin Pharmaceutical, Inc.*	5,599,725
37,454	Celgene Corp.*	2,946,881
38,657	Exelixis, Inc.*	801,360
13,851	Incyte Corp.*	945,608
70,118	Shire PLC ADR	11,516,180
67,332	Vertex Pharmaceuticals, Inc.*	10,369,128

		44,580,489

Capital Markets – 3.4%
50,977	Affiliated Managers Group, Inc.	8,118,597
61,614	E*TRADE Financial Corp.*	3,903,247
103,936	Lazard Ltd. Class A	5,346,468
36,917	Morgan Stanley	1,851,018

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – (continued)
13,222	MSCI, Inc.	$ 2,149,501
64,321	Northern Trust Corp.	6,594,189
23,970	S&P Global, Inc.	4,734,075

		32,697,095

Chemicals – 2.8%
23,085	Ashland Global Holdings, Inc.	1,794,166
48,400	Celanese Corp. Series A	5,465,328
154,373	DowDuPont, Inc.	9,896,853
49,793	Ecolab, Inc.	7,100,980
137,188	Valvoline, Inc.	2,804,123

		27,061,450

Commercial Services & Supplies – 0.2%
11,408	Cintas Corp.	2,079,108

Communications Equipment – 1.0%
137,474	Cisco Systems, Inc.	5,871,515
353,373	Viavi Solutions, Inc.*	3,360,577

		9,232,092

Construction Materials – 0.3%
14,291	Martin Marietta Materials, Inc.	3,185,035

Consumer Finance* – 0.2%
204,081	SLM Corp.	2,332,646

Containers & Packaging – 0.4%
96,724	Ball Corp.	3,573,952

Distributors* – 0.2%
55,128	LKQ Corp.	1,751,417

Diversified Consumer Services* – 0.2%
17,433	Bright Horizons Family Solutions, Inc.	1,764,220

Diversified Telecommunication Services – 1.5%
158,960	CenturyLink, Inc.	2,896,251
247,999	Verizon Communications, Inc.	11,822,113

		14,718,364

Electric Utilities – 1.1%
41,626	NextEra Energy, Inc.	6,902,007
87,063	Xcel Energy, Inc.	3,963,108

		10,865,115

Electrical Equipment – 0.6%
16,460	Hubbell, Inc.	1,772,578
75,712	Sensata Technologies Holding PLC*	3,868,126

		5,640,704

Electronic Equipment, Instruments & Components – 0.6%
40,416	Amphenol Corp. Class A	3,513,363
43,978	Keysight Technologies, Inc.*	2,583,268

		6,096,631

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – 0.5%
93,519	Halliburton Co.	$ 4,651,635

Equity Real Estate Investment Trusts (REITs) – 3.6%
38,860	Alexandria Real Estate Equities, Inc.	4,854,391
32,900	American Tower Corp.	4,552,373
39,501	CyrusOne, Inc.	2,187,565
164,455	DDR Corp.	2,498,072
8,310	Equinix, Inc.	3,297,824
22,421	Equity LifeStyle Properties, Inc.	2,038,069
8,136	Essex Property Trust, Inc.	1,944,748
129,190	Hudson Pacific Properties, Inc.	4,573,326
75,726	Prologis, Inc.	4,872,968
26,310	Simon Property Group, Inc.	4,215,388

		35,034,724

Food & Staples Retailing – 1.3%
5,276	Costco Wholesale Corp.	1,045,914
163,098	The Kroger Co.	3,968,174
95,896	Walmart, Inc.	7,915,256

		12,929,344

Food Products – 0.8%
116,548	Conagra Brands, Inc.	4,319,269
64,430	The Kraft Heinz Co.	3,703,436

		8,022,705

Health Care Equipment & Supplies – 4.6%
9,321	ABIOMED, Inc.*	3,552,606
263,956	Boston Scientific Corp.*	8,021,623
76,707	Danaher Corp.	7,615,471
62,371	Edwards Lifesciences Corp.*	8,564,162
6,452	IDEXX Laboratories, Inc.*	1,343,371
8,109	Intuitive Surgical, Inc.*	3,727,464
48,189	Nevro Corp.*	3,791,992
8,717	Teleflex, Inc.	2,328,834
11,764	The Cooper Cos., Inc.	2,662,311
25,001	Zimmer Biomet Holdings, Inc.	2,787,861

		44,395,695

Health Care Providers & Services – 2.2%
33,621	Aetna, Inc.	5,921,667
19,261	CVS Health Corp.	1,220,955
20,530	Humana, Inc.	5,973,819
12,013	Laboratory Corp. of America Holdings*	2,169,428
24,396	UnitedHealth Group, Inc.	5,891,878

		21,177,747

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.9%
25,209	Choice Hotels International, Inc.	$ 2,025,543
95,822	Dunkin’ Brands Group, Inc.	6,135,483
28,402	Hilton Worldwide Holdings, Inc.	2,292,325
20,361	Las Vegas Sands Corp.	1,641,300
40,484	McDonald’s Corp.	6,477,845

		18,572,496

Household Durables – 0.7%
62,111	Lennar Corp. Class A	3,213,623
118,811	M/I Homes, Inc.*	3,300,570

		6,514,193

Household Products – 0.5%
40,480	Colgate-Palmolive Co.	2,553,883
21,705	The Clorox Co.	2,622,615

		5,176,498

Industrial Conglomerates – 1.4%
89,129	Honeywell International, Inc.	13,183,070

Insurance – 3.8%
73,049	Chubb Ltd.	9,546,774
6,708	Markel Corp.*	7,359,212
30,505	Reinsurance Group of America, Inc.	4,558,667
82,820	The Progressive Corp.	5,142,294
63,935	Torchmark Corp.	5,423,606
32,658	Willis Towers Watson PLC	4,936,257

		36,966,810

Internet & Direct Marketing Retail* – 4.3%
16,900	Amazon.com, Inc.	27,540,578
2,864	Booking Holdings, Inc.	6,039,947
21,785	Netflix, Inc.	7,659,606

		41,240,131

Internet Software & Services* – 5.0%
12,250	Alphabet, Inc. Class A	13,475,000
12,483	Alphabet, Inc. Class C	13,543,930
109,868	Facebook, Inc. Class A	21,070,485

		48,089,415

IT Services – 4.9%
29,693	Accenture PLC Class A	4,624,388
90,348	Black Knight, Inc.*	4,571,609
22,697	Fidelity National Information Services, Inc.	2,320,087
35,250	Fiserv, Inc.*	2,559,150
44,761	Global Payments, Inc.	4,975,633
12,492	International Business Machines Corp.	1,765,245
38,635	MasterCard, Inc. Class A	7,345,286
34,468	PayPal Holdings, Inc.*	2,828,789
19,128	Total System Services, Inc.	1,629,514

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
114,432	Visa, Inc. Class A	$ 14,958,551

		47,578,252

Life Sciences Tools & Services – 1.2%
61,569	Agilent Technologies, Inc.	3,812,352
18,994	Illumina, Inc.*	5,174,725
2,492	Mettler-Toledo International, Inc.*	1,372,444
6,950	Thermo Fisher Scientific, Inc.	1,447,477

		11,806,998

Machinery – 2.2%
31,368	Fortive Corp.	2,280,140
43,250	ITT, Inc.	2,232,565
20,309	John Bean Technologies Corp.	1,793,285
30,812	Stanley Black & Decker, Inc.	4,290,263
36,241	Trinity Industries, Inc.	1,249,952
65,485	Wabtec Corp.	6,385,442
124,753	Welbilt, Inc.*	2,428,941

		20,660,588

Media – 1.9%
17,650	Charter Communications, Inc. Class A*	4,607,356
175,878	Comcast Corp. Class A	5,483,876
37,141	Liberty Global PLC Class C*	1,028,063
16,380	The Walt Disney Co.	1,629,319
140,367	Twenty-First Century Fox, Inc. Class B	5,357,808

		18,106,422

Metals & Mining – 0.2%
29,037	Nucor Corp.	1,863,885

Multi-Utilities – 1.0%
84,127	Ameren Corp.	4,979,477
105,881	CMS Energy Corp.	4,884,291

		9,863,768

Multiline Retail* – 0.5%
52,470	Dollar Tree, Inc.	4,333,497

Oil, Gas & Consumable Fuels – 5.5%
48,506	Cheniere Energy, Inc.*	3,231,470
72,169	Chevron Corp.	8,970,607
11,706	Concho Resources, Inc.*	1,607,351
96,660	Devon Energy Corp.	4,018,156
36,329	Diamondback Energy, Inc.	4,387,090
186,313	Marathon Oil Corp.	3,992,687
56,440	Marathon Petroleum Corp.	4,460,453
52,621	Pioneer Natural Resources Co.	10,161,115
67,566	Royal Dutch Shell PLC Class B ADR	4,887,049
381,982	WPX Energy, Inc.*	6,955,892

		52,671,870

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 0.5%
13,077	The Estee Lauder Cos., Inc. Class A	$ 1,954,227
48,302	Unilever NV	2,693,802

		4,648,029

Pharmaceuticals – 1.8%
149,361	Eli Lilly & Co.	12,701,659
53,681	Zoetis, Inc.	4,493,100

		17,194,759

Road & Rail – 0.9%
18,697	Old Dominion Freight Line, Inc.	2,915,984
37,395	Union Pacific Corp.	5,338,510

		8,254,494

Semiconductors & Semiconductor Equipment – 4.5%
84,573	Analog Devices, Inc.	8,218,804
101,737	Applied Materials, Inc.	5,166,205
34,635	Broadcom, Inc.	8,730,445
492,523	Marvell Technology Group Ltd.	10,608,945
22,038	NVIDIA Corp.	5,557,763
11,112	NXP Semiconductors NV*	1,266,768
54,790	Xilinx, Inc.	3,731,747

		43,280,677

Software – 6.8%
34,365	Activision Blizzard, Inc.	2,436,822
34,846	Adobe Systems, Inc.*	8,686,411
6,446	Autodesk, Inc.*	832,178
41,082	Citrix Systems, Inc.*	4,339,081
15,500	Electronic Arts, Inc.*	2,029,105
4,352	Intuit, Inc.	877,363
350,057	Microsoft Corp.	34,599,634
136,969	Oracle Corp.	6,399,192
29,998	ServiceNow, Inc.*	5,327,945

		65,527,731

Specialty Retail – 1.3%
13,717	Burlington Stores, Inc.*	2,006,111
58,110	The Home Depot, Inc.	10,840,421

		12,846,532

Technology Hardware, Storage & Peripherals – 3.9%
203,165	Apple, Inc.	37,965,444

Textiles, Apparel & Luxury Goods – 1.0%
91,743	NIKE, Inc. Class B	6,587,147
14,133	PVH Corp.	2,261,280
25,950	Skechers U.S.A., Inc. Class A*	754,107

		9,602,534

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Tobacco – 1.9%
188,847	Altria Group, Inc.	$ 10,526,332
98,302	Philip Morris International, Inc.	7,818,941

		18,345,273

Trading Companies & Distributors* – 0.2%
25,425	SiteOne Landscape Supply, Inc.	1,923,401

Water Utilities – 0.5%
57,631	American Water Works Co., Inc.	4,791,441

TOTAL COMMON STOCKS (Cost $771,585,586)		$962,087,509

Shares	Distribution Rate	Value
Investment Company(a) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,293,972	1.674%	$ 2,293,972
(Cost $2,293,972)

TOTAL INVESTMENTS – 100.0% (Cost $773,879,558)		$964,381,481

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(391,784)

NET ASSETS – 100.0%		$963,989,697

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2018 ( (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Aerospace & Defense – 2.7%
12,484	Northrop Grumman Corp.	$ 4,085,389

Auto Components – 1.6%
25,482	Aptiv PLC	2,484,495

Beverages* – 2.0%
59,634	Monster Beverage Corp.	3,050,875

Biotechnology – 5.2%
29,290	Incyte Corp.*	1,999,629
23,355	Shire PLC ADR	3,835,825
14,487	Vertex Pharmaceuticals, Inc.*	2,230,998

		8,066,452

Capital Markets – 2.4%
36,766	Northern Trust Corp.	3,769,250

Chemicals – 2.0%
21,162	Ecolab, Inc.	3,017,913

Communications Equipment – 2.3%
83,893	Cisco Systems, Inc.	3,583,070

Equity Real Estate Investment Trusts (REITs) – 3.6%
20,018	American Tower Corp.	2,769,891
6,904	Equinix, Inc.	2,739,852

		5,509,743

Food Products – 1.4%
38,865	The Kraft Heinz Co.	2,233,960

Health Care Equipment & Supplies – 6.4%
119,440	Boston Scientific Corp.*	3,629,782
40,116	Danaher Corp.	3,982,716
15,867	Edwards Lifesciences Corp.*	2,178,698

		9,791,196

Hotels, Restaurants & Leisure – 2.4%
56,743	Dunkin’ Brands Group, Inc.	3,633,254

Household Products – 1.7%
41,045	Colgate-Palmolive Co.	2,589,529

Industrial Conglomerates – 3.2%
33,167	Honeywell International, Inc.	4,905,731

Internet & Direct Marketing Retail* – 8.8%
5,014	Amazon.com, Inc.	8,170,915
1,346	Booking Holdings, Inc.	2,838,606
7,375	Netflix, Inc.	2,593,050

		13,602,571

Internet Software & Services* – 9.8%
4,327	Alphabet, Inc. Class A	4,759,700
2,766	Alphabet, Inc. Class C	3,001,083
38,367	Facebook, Inc. Class A	7,358,023

		15,118,806

Shares	Description	Value
Common Stocks – (continued)
IT Services – 4.7%
55,910	Visa, Inc. Class A	$ 7,308,555

Life Sciences Tools & Services* – 1.6%
8,916	Illumina, Inc.	2,429,075

Media – 2.6%
129,802	Comcast Corp. Class A	4,047,226

Oil, Gas & Consumable Fuels – 1.7%
21,243	Diamondback Energy, Inc.	2,565,305

Pharmaceuticals – 2.8%
49,916	Eli Lilly & Co.	4,244,857

Road & Rail – 2.6%
61,664	CSX Corp.	3,986,578

Semiconductors & Semiconductor Equipment – 4.9%
51,555	Analog Devices, Inc.	5,010,115
9,984	NVIDIA Corp.	2,517,865

		7,527,980

Software – 12.6%
16,148	Electronic Arts, Inc.*	2,113,935
12,354	Intuit, Inc.	2,490,566
112,368	Microsoft Corp.	11,106,453
27,870	salesforce.com, Inc.*	3,604,427

		19,315,381

Technology Hardware, Storage & Peripherals – 6.1%
49,833	Apple, Inc.	9,312,293

Textiles, Apparel & Luxury Goods – 2.9%
61,978	NIKE, Inc. Class B	4,450,020

Tobacco – 1.1%
21,841	Philip Morris International, Inc.	1,737,234

TOTAL COMMON STOCKS (Cost $105,418,102)		$152,366,738

Shares	Distribution Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
217	1.674%	$ 217
(Cost $217)

TOTAL INVESTMENTS – 99.1% (Cost $105,418,319)		$152,366,955

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		1,321,559

NET ASSETS – 100.0%		$153,688,514

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.0%
Aerospace & Defense – 4.1%
628	General Dynamics Corp.	$ 126,674
385	Huntington Ingalls Industries, Inc.	85,112
457	L3 Technologies, Inc.	90,637
374	Northrop Grumman Corp.	122,391
634	Raytheon Co.	132,823
722	The Boeing Co.	254,260

		811,897

Air Freight & Logistics* – 0.4%
783	XPO Logistics, Inc.	82,411

Auto Components – 1.2%
1,365	Aptiv PLC	133,088
1,984	Delphi Technologies PLC	99,398

		232,486

Banks – 7.0%
11,413	Bank of America Corp.	331,434
1,678	Commerce Bancshares, Inc.	108,365
1,531	East West Bancorp, Inc.	106,374
1,097	First Republic Bank	109,261
3,843	JPMorgan Chase & Co.	411,240
1,701	PacWest Bancorp	90,255
1,947	Synovus Financial Corp.	105,352
2,186	Wells Fargo & Co.	118,022

		1,380,303

Beverages – 1.0%
1,801	Coca-Cola European Partners PLC	68,384
1,613	Monster Beverage Corp.*	82,521
940	The Coca-Cola Co.	40,420

		191,325

Biotechnology – 1.2%
182	Biogen, Inc.*	53,501
490	Shire PLC ADR	80,477
640	Vertex Pharmaceuticals, Inc.*	98,560

		232,538

Building Products – 0.4%
1,425	Fortune Brands Home & Security, Inc.	80,042

Capital Markets – 2.0%
530	Affiliated Managers Group, Inc.	84,408
1,609	Lazard Ltd. Class A	82,767
667	MSCI, Inc.	108,434
1,139	Northern Trust Corp.	116,770

		392,379

Chemicals – 2.0%
798	Celanese Corp. Series A	90,110
2,033	DowDuPont, Inc.	130,336
2,819	Huntsman Corp.	90,123

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
2,547	Olin Corp.	$ 82,345

		392,914

Communications Equipment – 1.7%
5,948	Cisco Systems, Inc.	254,039
3,210	Juniper Networks, Inc.	85,514

		339,553

Construction & Engineering – 0.5%
1,421	Jacobs Engineering Group, Inc.	92,081

Containers & Packaging – 0.9%
898	Avery Dennison Corp.	94,317
1,655	Berry Global Group, Inc.*	79,920

		174,237

Diversified Financial Services* – 1.6%
1,667	Berkshire Hathaway, Inc. Class B	319,280

Diversified Telecommunication Services – 1.8%
5,472	AT&T, Inc.	176,855
3,681	Verizon Communications, Inc.	175,473

		352,328

Electric Utilities – 1.6%
2,213	Great Plains Energy, Inc.	75,109
865	NextEra Energy, Inc.	143,426
2,042	Xcel Energy, Inc.	92,952

		311,487

Electrical Equipment – 1.4%
1,666	Emerson Electric Co.	118,019
622	Hubbell, Inc.	66,983
1,672	Sensata Technologies Holding PLC*	85,423

		270,425

Electronic Equipment, Instruments & Components – 0.5%
1,135	Amphenol Corp. Class A	98,666

Energy Equipment & Services – 0.6%
2,324	Halliburton Co.	115,596

Equity Real Estate Investment Trusts (REITs) – 2.8%
780	American Tower Corp.	107,929
2,464	Chesapeake Lodging Trust	79,415
200	Equinix, Inc.	79,370
728	Equity LifeStyle Properties, Inc.	66,175
1,244	Highwoods Properties, Inc.	59,500
1,878	Pebblebrook Hotel Trust	76,660
505	SBA Communications Corp.*	79,825

		548,874

Food & Staples Retailing – 1.7%
3,422	The Kroger Co.	83,257

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
2,507	US Foods Holding Corp.*	$ 89,450
2,122	Walmart, Inc.	175,150

		347,857

Food Products – 0.9%
2,614	Conagra Brands, Inc.	96,875
1,198	Pinnacle Foods, Inc.	76,600

		173,475

Gas Utilities – 0.4%
827	Atmos Energy Corp.	73,777

Health Care Equipment & Supplies – 4.1%
2,654	Abbott Laboratories	163,301
3,337	Boston Scientific Corp.*	101,411
1,232	Danaher Corp.	122,313
680	Edwards Lifesciences Corp.*	93,371
2,048	Medtronic PLC	176,783
748	West Pharmaceutical Services, Inc.	69,564
694	Zimmer Biomet Holdings, Inc.	77,388

		804,131

Health Care Providers & Services – 2.1%
662	Aetna, Inc.	116,598
362	Humana, Inc.	105,335
497	Laboratory Corp. of America Holdings*	89,753
409	UnitedHealth Group, Inc.	98,778

		410,464

Hotels, Restaurants & Leisure – 2.1%
1,603	Dunkin’ Brands Group, Inc.	102,640
2,229	Hilton Grand Vacations, Inc.*	88,625
1,322	Las Vegas Sands Corp.	106,566
1,444	Yum! Brands, Inc.	117,441

		415,272

Household Products – 0.6%
1,765	Colgate-Palmolive Co.	111,354

Industrial Conglomerates – 0.9%
1,161	Honeywell International, Inc.	171,724

Insurance – 3.2%
833	American Financial Group, Inc.	91,530
1,060	Arch Capital Group Ltd.*	83,157
1,090	Chubb Ltd.	142,452
2,927	MetLife, Inc.	134,613
1,149	Torchmark Corp.	97,470
1,186	W.R. Berkley Corp.	90,693

		639,915

Internet & Direct Marketing Retail – 3.1%
284	Amazon.com, Inc.*	462,812
999	Expedia Group, Inc.	120,909

Shares	Description	Value
Common Stocks – (continued)
Internet & Direct Marketing Retail – (continued)
68	Netflix, Inc.*	$ 23,909

		607,630

Internet Software & Services* – 5.2%
289	Alphabet, Inc. Class A	317,900
299	Alphabet, Inc. Class C	324,412
2,053	Facebook, Inc. Class A	393,724

		1,036,036

IT Services – 5.0%
1,582	Black Knight, Inc.*	80,049
1,049	Fidelity National Information Services, Inc.	107,229
1,463	Fiserv, Inc.*	106,214
840	Global Payments, Inc.	93,374
1,197	MasterCard, Inc. Class A	227,574
1,029	Total System Services, Inc.	87,661
2,145	Visa, Inc. Class A	280,394

		982,495

Leisure Products – 0.5%
1,668	Brunswick Corp.	106,085

Life Sciences Tools & Services – 1.1%
1,198	Agilent Technologies, Inc.	74,180
123	Mettler-Toledo International, Inc.*	67,741
994	PerkinElmer, Inc.	73,884

		215,805

Machinery – 1.3%
579	IDEX Corp.	80,296
705	Stanley Black & Decker, Inc.	98,164
1,267	Xylem, Inc.	89,197

		267,657

Media – 1.3%
995	Comcast Corp. Class A	31,024
3,350	Liberty Global PLC Class C*	92,728
1,320	The Walt Disney Co.	131,300

		255,052

Metals & Mining – 0.5%
2,073	Steel Dynamics, Inc.	102,468

Multi-Utilities – 0.9%
1,492	Ameren Corp.	88,312
1,825	CMS Energy Corp.	84,187

		172,499

Oil, Gas & Consumable Fuels – 5.6%
2,287	Chevron Corp.	284,274
626	Concho Resources, Inc.*	85,956
2,225	ConocoPhillips	149,943
6,137	Encana Corp.	77,940
1,183	EOG Resources, Inc.	139,369
1,405	Marathon Petroleum Corp.	111,037

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
549	Pioneer Natural Resources Co.	$ 106,012
1,074	Royal Dutch Shell PLC Class B ADR	77,682
1,604	RSP Permian, Inc.*	70,159

		1,102,372

Personal Products – 0.6%
779	The Estee Lauder Cos., Inc. Class A	116,414

Pharmaceuticals – 4.1%
2,384	Bristol-Myers Squibb Co.	125,446
1,574	Eli Lilly & Co.	133,853
1,593	Johnson & Johnson	190,554
7,147	Pfizer, Inc.	256,792
1,217	Zoetis, Inc.	101,863

		808,508

Road & Rail – 0.9%
1,277	Union Pacific Corp.	182,305

Semiconductors & Semiconductor Equipment – 2.3%
683	Broadcom, Inc.	172,164
3,597	Marvell Technology Group Ltd.	77,479
94	NVIDIA Corp.	23,706
837	NXP Semiconductors NV*	95,418
1,382	Xilinx, Inc.	94,128

		462,895

Software – 6.1%
829	Check Point Software Technologies Ltd.*	80,711
856	Citrix Systems, Inc.*	90,411
615	Intuit, Inc.	123,984
7,378	Microsoft Corp.	729,241
473	Oracle Corp.	22,099
1,202	salesforce.com, Inc.*	155,455

		1,201,901

Specialty Retail – 3.1%
807	Advance Auto Parts, Inc.	103,796
736	Burlington Stores, Inc.*	107,640
1,587	Ross Stores, Inc.	125,183
1,538	The Home Depot, Inc.	286,914

		623,533

Technology Hardware, Storage & Peripherals – 4.5%
4,751	Apple, Inc.	887,819

Textiles, Apparel & Luxury Goods – 1.5%
2,590	NIKE, Inc. Class B	185,962
676	PVH Corp.	108,160

		294,122

Tobacco – 1.7%
2,864	Altria Group, Inc.	159,639

Shares	Description	Value
Common Stocks – (continued)
Tobacco – (continued)
2,126	Philip Morris International, Inc.	$ 169,102

		328,741

TOTAL COMMON STOCKS (Cost $15,358,310)		$19,321,128

Exchange Traded Funds – 1.5%
1,011	iShares Nasdaq Biotechnology ETF(a)	109,643
973	iShares PHLX Semiconductor ETF	182,369

TOTAL EXCHANGE TRADED FUNDS (Cost $283,764)		$ 292,012

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $15,642,074)		$19,613,140

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
110,750	1.674%	110,750
(Cost $110,750)

TOTAL INVESTMENTS – 100.1% (Cost $15,752,824)		$19,723,890

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(13,571)

NET ASSETS – 100.0%		$19,710,319

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web atwww.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.3%
Aerospace & Defense – 3.2%
147,601	Harris Corp.	$ 22,209,522
163,587	HEICO Corp.	15,027,102
83,039	HEICO Corp. Class A	6,315,116
156,532	L3 Technologies, Inc.	31,044,992

		74,596,732

Auto Components – 0.9%
204,945	Aptiv PLC	19,982,138

Banks – 3.3%
310,963	Eagle Bancorp, Inc.*	18,828,810
574,656	First Republic Bank	57,235,737

		76,064,547

Beverages – 2.1%
424,005	Brown-Forman Corp. Class B	23,981,723
470,307	Monster Beverage Corp.*	24,060,906

		48,042,629

Biotechnology* – 4.0%
101,447	Agios Pharmaceuticals, Inc.	9,485,294
555,543	Alkermes PLC(a)	26,221,630
26,270	Bluebird Bio, Inc.	4,703,644
721,587	Exelixis, Inc.	14,958,499
130,597	Incyte Corp.	8,915,857
124,975	Neurocrine Biosciences, Inc.	12,030,093
269,852	Seattle Genetics, Inc.	16,323,347

		92,638,364

Capital Markets – 6.0%
85,857	Affiliated Managers Group, Inc.	13,673,586
884,045	Lazard Ltd. Class A	45,475,275
223,774	MSCI, Inc.	36,378,939
412,335	Northern Trust Corp.	42,272,584

		137,800,384

Chemicals – 2.4%
313,953	Ashland Global Holdings, Inc.	24,400,427
50,815	The Sherwin-Williams Co.	19,271,589
584,479	Valvoline, Inc.	11,946,751

		55,618,767

Containers & Packaging – 1.4%
309,324	Avery Dennison Corp.	32,488,300

Diversified Consumer Services* – 2.0%
464,287	Bright Horizons Family Solutions, Inc.	46,985,844

Electrical Equipment – 2.7%
155,115	Hubbell, Inc.	16,704,335
884,881	Sensata Technologies Holding PLC*	45,208,570

		61,912,905

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 2.6%
690,569	Amphenol Corp. Class A	$ 60,031,163

Equity Real Estate Investment Trusts (REITs)* – 1.6%
233,033	SBA Communications Corp.	36,835,526

Food Products – 1.0%
218,056	McCormick & Co., Inc.	22,023,656

Health Care Equipment & Supplies – 5.7%
54,889	ABIOMED, Inc.*	20,920,393
363,550	Edwards Lifesciences Corp.*	49,919,051
128,145	Nevro Corp.*	10,083,730
150,473	Teleflex, Inc.	40,200,367
48,268	The Cooper Cos., Inc.	10,923,531

		132,047,072

Hotels, Restaurants & Leisure – 7.3%
354,252	Choice Hotels International, Inc.	28,464,148
31,184	Domino’s Pizza, Inc.	7,842,152
930,265	Dunkin’ Brands Group, Inc.(a)	59,564,868
497,871	Hilton Worldwide Holdings, Inc.	40,183,169
417,984	Yum! Brands, Inc.	33,994,639

		170,048,976

Industrial Conglomerates – 1.5%
128,541	Roper Technologies, Inc.	35,450,322

Internet Software & Services* – 2.8%
541,688	GoDaddy, Inc. Class A	38,779,444
85,643	IAC/InterActiveCorp.	13,286,655
76,697	Spotify Technology SA	12,095,884

		64,161,983

IT Services – 11.2%
1,053,691	Black Knight, Inc.*	53,316,764
441,397	Fidelity National Information Services, Inc.	45,119,601
722,076	Fiserv, Inc.*	52,422,718
533,079	Global Payments, Inc.	59,257,062
211,011	Square, Inc. Class A*	12,291,391
429,470	Total System Services, Inc.	36,586,549

		258,994,085

Life Sciences Tools & Services – 5.8%
685,652	Agilent Technologies, Inc.	42,455,572
202,821	Illumina, Inc.*	55,256,553
36,308	Mettler-Toledo International, Inc.*	19,996,268
196,216	PRA Health Sciences, Inc.*	16,658,739

		134,367,132

Machinery – 3.8%
315,187	Fortive Corp.	22,910,943
120,385	IDEX Corp.	16,694,992
257,235	John Bean Technologies Corp.	22,713,851
401,519	Welbilt, Inc.*	7,817,575

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
246,488	Xylem, Inc.	$ 17,352,755

		87,490,116

Multiline Retail – 2.4%
260,205	Dollar General Corp.	22,762,733
410,023	Dollar Tree, Inc.*	33,863,800

		56,626,533

Oil, Gas & Consumable Fuels – 2.0%
225,693	Concho Resources, Inc.*	30,989,906
57,475	Diamondback Energy, Inc.	6,940,681
522,693	WPX Energy, Inc.*	9,518,239

		47,448,826

Pharmaceuticals – 2.6%
732,342	Zoetis, Inc.	61,297,025

Road & Rail – 0.8%
115,544	Old Dominion Freight Line, Inc.	18,020,242

Semiconductors & Semiconductor Equipment – 4.6%
326,719	Analog Devices, Inc.	31,750,552
123,421	Lam Research Corp.	24,459,574
1,679,233	Marvell Technology Group Ltd.	36,170,679
159,753	Maxim Integrated Products, Inc.	9,369,514
71,084	Xilinx, Inc.	4,841,531

		106,591,850

Software – 7.6%
251,680	Autodesk, Inc.*	32,491,888
251,995	Intuit, Inc.	50,802,192
89,022	Proofpoint, Inc.*	10,405,782
204,896	Red Hat, Inc.*	33,279,208
148,594	ServiceNow, Inc.*	26,391,780
202,485	Splunk, Inc.*	22,437,363

		175,808,213

Specialty Retail – 2.5%
233,149	Five Below, Inc.*	16,485,966
527,954	Ross Stores, Inc.	41,645,011

		58,130,977

Textiles, Apparel & Luxury Goods – 2.5%
269,191	PVH Corp.	43,070,560
504,887	Skechers U.S.A., Inc. Class A*	14,672,016

		57,742,576

TOTAL COMMON STOCKS (Cost $1,667,859,499)		$2,229,246,883

Shares	Distribution Rate	Value
Investment Company(b) – 3.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
73,206,798	1.674%	$ 73,206,798
(Cost $73,206,798)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,741,066,297)		$2,302,453,681

Securities Lending Reinvestment Vehicle(b) – 1.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
33,498,850	1.674%	$ 33,498,850
(Cost $33,498,850)

TOTAL INVESTMENTS – 100.9% (Cost $1,774,565,147)		$2,335,952,531

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(21,637,638)

NET ASSETS – 100.0%		$2,314,314,893

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.3%
Aerospace & Defense – 2.5%
158,801	HEICO Corp.	$ 14,587,460
152,734	HEICO Corp. Class A	11,615,421
155,362	L3 Technologies, Inc.	30,812,945

		57,015,826

Auto Components – 0.5%
212,950	Delphi Technologies PLC	10,668,795

Banks – 4.0%
561,164	Eagle Bancorp, Inc.*	33,978,480
479,632	First Republic Bank	47,771,347
300,599	Glacier Bancorp, Inc.	11,720,355

		93,470,182

Beverages – 1.0%
256,749	MGP Ingredients, Inc.	22,735,124

Biotechnology* – 8.8%
332,793	Acceleron Pharma, Inc.	11,827,463
296,030	Agios Pharmaceuticals, Inc.	27,678,805
897,944	Alder Biopharmaceuticals, Inc.	15,669,123
597,137	Alkermes PLC	28,184,867
87,175	Bluebird Bio, Inc.	15,608,684
405,031	Evelo Biosciences, Inc.(a)	6,435,943
1,095,810	Exelixis, Inc.	22,716,141
254,535	Neurocrine Biosciences, Inc.	24,501,539
116,032	Sarepta Therapeutics, Inc.	10,889,603
379,429	Seattle Genetics, Inc.	22,951,660
216,169	TESARO, Inc.	9,894,055
486,069	UNITY Biotechnology, Inc.(a)	7,242,428

		203,600,311

Building Products – 1.0%
435,755	Fortune Brands Home & Security, Inc.	24,476,358

Capital Markets – 5.6%
144,340	Affiliated Managers Group, Inc.	22,987,588
173,260	Evercore, Inc. Class A	18,088,344
990,581	Lazard Ltd. Class A	50,955,487
235,547	MSCI, Inc.	38,292,876

		130,324,295

Chemicals – 1.1%
307,892	Ashland Global Holdings, Inc.	23,929,366
57,363	Valvoline, Inc.	1,172,500

		25,101,866

Commercial Services & Supplies – 1.2%
745,882	Healthcare Services Group, Inc.	26,963,634

Construction Materials* – 1.1%
885,596	Summit Materials, Inc. Class A	25,168,638

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance* – 1.1%
2,206,823	SLM Corp.	$ 25,223,987

Containers & Packaging – 1.8%
401,870	Avery Dennison Corp.	42,208,406

Diversified Consumer Services* – 1.8%
406,320	Bright Horizons Family Solutions, Inc.	41,119,584

Electrical Equipment – 3.5%
373,962	Hubbell, Inc.	40,271,968
800,956	Sensata Technologies Holding PLC*	40,920,842

		81,192,810

Electronic Equipment, Instruments & Components – 2.0%
515,696	Badger Meter, Inc.	22,561,700
292,010	Cognex Corp.	13,347,777
194,355	Keysight Technologies, Inc.*	11,416,413

		47,325,890

Equity Real Estate Investment Trusts (REITs)* – 0.7%
105,899	SBA Communications Corp.	16,739,455

Food Products – 0.5%
108,689	McCormick & Co., Inc.	10,977,589

Health Care Equipment & Supplies – 9.3%
133,941	ABIOMED, Inc.*	51,050,273
79,561	ICU Medical, Inc.*	23,156,229
87,388	IDEXX Laboratories, Inc.*	18,195,055
227,469	Neogen Corp.*	17,221,678
345,922	Nevro Corp.*	27,220,602
149,605	Teleflex, Inc.	39,968,472
68,106	The Cooper Cos., Inc.	15,413,069
255,016	West Pharmaceutical Services, Inc.	23,716,488

		215,941,866

Health Care Providers & Services* – 0.8%
469,787	Acadia Healthcare Co., Inc.	18,880,740

Health Care Technology* – 0.8%
121,754	athenahealth, Inc.	18,320,324

Hotels, Restaurants & Leisure – 6.8%
350,770	Choice Hotels International, Inc.	28,184,369
40,524	Domino’s Pizza, Inc.	10,190,976
949,870	Dunkin’ Brands Group, Inc.	60,820,176
93,791	Vail Resorts, Inc.	22,583,935
717,316	Wingstop, Inc.	36,303,363

		158,082,819

Household Durables* – 1.0%
847,234	M/I Homes, Inc.	23,536,161

Insurance*(a) – 0.4%
287,324	Trupanion, Inc.	9,128,284

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 3.8%
690,023	GoDaddy, Inc. Class A	$ 49,398,746
185,085	IAC/InterActiveCorp.	28,714,087
117,702	Wix.com Ltd.	10,234,189

		88,347,022

IT Services – 10.1%
1,177,908	Black Knight, Inc.*	59,602,145
125,386	Broadridge Financial Solutions, Inc.	14,475,814
99,403	Evo Payments, Inc. Class A*	2,135,176
276,570	Gartner, Inc.*	36,711,902
355,878	Global Payments, Inc.	39,559,398
633,235	InterXion Holding NV*	40,438,387
269,843	Square, Inc. Class A*	15,718,355
292,121	Total System Services, Inc.	24,885,788

		233,526,965

Life Sciences Tools & Services – 1.4%
234,209	PerkinElmer, Inc.	17,408,755
177,398	PRA Health Sciences, Inc.*	15,061,090

		32,469,845

Machinery – 5.0%
304,693	Graco, Inc.	13,833,062
135,050	IDEX Corp.	18,728,734
436,546	John Bean Technologies Corp.	38,547,012
382,761	The Gorman-Rupp Co.	12,772,735
572,241	Welbilt, Inc.*	11,141,532
298,231	Xylem, Inc.	20,995,462

		116,018,537

Oil, Gas & Consumable Fuels – 1.7%
107,946	Diamondback Energy, Inc.	13,035,559
334,629	RSP Permian, Inc.*	14,636,672
646,309	WPX Energy, Inc.*	11,769,287

		39,441,518

Road & Rail – 1.5%
227,840	Old Dominion Freight Line, Inc.	35,533,926

Semiconductors & Semiconductor Equipment – 3.5%
850,912	Advanced Micro Devices, Inc.*(a)	11,683,022
1,982,764	Marvell Technology Group Ltd.	42,708,736
204,730	MKS Instruments, Inc.	22,970,706
69,710	Xilinx, Inc.	4,747,948

		82,110,412

Software* – 6.4%
241,905	Proofpoint, Inc.	28,276,276
412,915	PTC, Inc.	35,609,790
315,852	Splunk, Inc.	34,999,560

Shares	Description	Value
Common Stocks – (continued)
Software* – (continued)
137,880	Take-Two Interactive Software, Inc.	$ 15,453,590
130,626	The Ultimate Software Group, Inc.	34,243,606

		148,582,822

Specialty Retail* – 2.6%
258,811	Burlington Stores, Inc.	37,851,109
306,902	Five Below, Inc.	21,701,040

		59,552,149

Textiles, Apparel & Luxury Goods – 2.3%
216,947	PVH Corp.	34,711,520
651,162	Skechers U.S.A., Inc. Class A*	18,922,768

		53,634,288

Trading Companies & Distributors* – 0.7%
222,271	SiteOne Landscape Supply, Inc.	16,814,801

TOTAL COMMON STOCKS (Cost $1,716,334,637)		$2,234,235,229

Shares	Distribution Rate	Value
Investment Company(b) – 1.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
36,365,226	1.674%	$ 36,365,226
(Cost $36,365,226)

TOTAL INVESTMENT COMPANIES (Cost $36,365,226)		$ 36,365,226

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,752,699,863)		$2,270,600,455

Securities Lending Reinvestment Vehicle(b) – 0.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
16,632,238	1.674%	$ 16,632,238
(Cost $16,632,238)

TOTAL INVESTMENTS – 98.6% (Cost $1,769,332,101)		$2,287,232,693

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		32,019,069

NET ASSETS – 100.0%		$2,319,251,762

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Aerospace & Defense – 4.0%
6,992	General Dynamics Corp.	$ 1,410,357
9,188	Northrop Grumman Corp.	3,006,773
11,514	The Boeing Co.	4,054,770

		8,471,900

Air Freight & Logistics – 1.4%
8,962	FedEx Corp.	2,232,613
7,880	XPO Logistics, Inc.*	829,370

		3,061,983

Auto Components – 1.1%
18,360	Aptiv PLC	1,790,100
12,854	Delphi Technologies PLC	643,985

		2,434,085

Automobiles*(a) – 0.5%
3,844	Tesla, Inc.	1,094,502

Banks – 1.1%
23,463	First Republic Bank	2,336,915

Beverages – 2.3%
44,018	Monster Beverage Corp.*	2,251,961
60,747	The Coca-Cola Co.	2,612,121

		4,864,082

Biotechnology – 4.1%
13,774	Alexion Pharmaceuticals, Inc.*	1,599,574
17,779	Alkermes PLC*	839,169
22,058	Incyte Corp.*	1,505,900
13,435	Shire PLC ADR	2,206,564
15,647	Vertex Pharmaceuticals, Inc.*	2,409,638

		8,560,845

Capital Markets – 1.2%
24,625	Northern Trust Corp.	2,524,555

Chemicals – 2.7%
30,148	DowDuPont, Inc.	1,932,788
19,539	Ecolab, Inc.	2,786,457
2,746	The Sherwin-Williams Co.	1,041,421

		5,760,666

Communications Equipment – 1.1%
52,447	Cisco Systems, Inc.	2,240,011

Electrical Equipment* – 0.6%
26,450	Sensata Technologies Holding PLC	1,351,331

Electronic Equipment, Instruments & Components – 0.7%
17,278	Amphenol Corp. Class A	1,501,977

Equity Real Estate Investment Trusts (REITs) – 2.4%
18,941	American Tower Corp.	2,620,866

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
6,217	Equinix, Inc.	$ 2,467,217

		5,088,083

Food & Staples Retailing – 0.5%
12,240	Walmart, Inc.	1,010,290

Food Products – 0.7%
24,980	The Kraft Heinz Co.	1,435,850

Health Care Equipment & Supplies – 4.6%
77,928	Boston Scientific Corp.*	2,368,232
28,743	Danaher Corp.	2,853,605
14,824	Edwards Lifesciences Corp.*	2,035,483
5,168	Intuitive Surgical, Inc.*	2,375,575

		9,632,895

Health Care Providers & Services – 1.1%
3,940	Humana, Inc.	1,146,461
4,473	UnitedHealth Group, Inc.	1,080,274

		2,226,735

Hotels, Restaurants & Leisure – 3.3%
29,574	Dunkin’ Brands Group, Inc.(a)	1,893,623
17,488	Las Vegas Sands Corp.	1,409,708
22,897	McDonald’s Corp.	3,663,749

		6,967,080

Household Products – 0.9%
30,244	Colgate-Palmolive Co.	1,908,094

Industrial Conglomerates – 2.5%
28,129	Honeywell International, Inc.	4,160,560
3,763	Roper Technologies, Inc.	1,037,798

		5,198,358

Insurance* – 0.5%
905	Markel Corp.	992,857

Internet & Direct Marketing Retail* – 8.2%
6,886	Amazon.com, Inc.	11,221,563
1,357	Booking Holdings, Inc.	2,861,805
9,479	Netflix, Inc.	3,332,816

		17,416,184

Internet Software & Services* – 9.0%
5,055	Alphabet, Inc. Class A	5,560,500
4,570	Alphabet, Inc. Class C	4,958,405
44,067	Facebook, Inc. Class A	8,451,169

		18,970,074

IT Services – 5.9%
19,216	Fiserv, Inc.*	1,395,082
17,537	Global Payments, Inc.	1,949,413
17,488	Mastercard, Inc. Class A	3,324,818
43,518	Visa, Inc. Class A	5,688,673

		12,357,986

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 1.7%
16,923	Agilent Technologies, Inc.	$ 1,047,872
9,431	Illumina, Inc.*	2,569,382

		3,617,254

Machinery – 1.5%
19,410	Fortive Corp.	1,410,913
26,353	Xylem, Inc.	1,855,251

		3,266,164

Media – 1.9%
125,530	Comcast Corp. Class A	3,914,025

Oil, Gas & Consumable Fuels – 1.9%
8,659	Diamondback Energy, Inc.	1,045,661
17,230	EOG Resources, Inc.	2,029,866
10,800	Marathon Petroleum Corp.	853,524

		3,929,051

Personal Products – 0.5%
7,493	The Estee Lauder Cos., Inc. Class A	1,119,754

Pharmaceuticals – 2.9%
43,114	Eli Lilly & Co.	3,666,414
30,277	Zoetis, Inc.	2,534,185

		6,200,599

Road & Rail – 1.4%
44,826	CSX Corp.	2,898,001

Semiconductors & Semiconductor Equipment – 4.2%
26,084	Analog Devices, Inc.	2,534,843
39,423	Marvell Technology Group Ltd.	843,795
12,030	NVIDIA Corp.	3,033,846
22,664	Texas Instruments, Inc.	2,536,328

		8,948,812

Software – 11.8%
9,511	Adobe Systems, Inc.*	2,370,902
9,253	Autodesk, Inc.*	1,194,563
18,554	Electronic Arts, Inc.*	2,428,904
13,177	Intuit, Inc.	2,656,483
130,164	Microsoft Corp.	12,865,410
26,425	salesforce.com, Inc.*	3,417,545

		24,933,807

Specialty Retail – 0.9%
22,930	Ross Stores, Inc.	1,808,718

Technology Hardware, Storage & Peripherals – 6.0%
67,787	Apple, Inc.	12,667,357

Textiles, Apparel & Luxury Goods – 2.6%
50,230	NIKE, Inc. Class B	3,606,514

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
11,497	PVH Corp.	$ 1,839,520

		5,446,034

Tobacco – 0.8%
22,235	Philip Morris International, Inc.	1,768,572

TOTAL COMMON STOCKS (Cost $122,061,366)		$207,925,486

Shares	Distribution Rate	Value
Investment Company(b) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
131,792	1.674%	$ 131,792
(Cost $131,792)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $122,193,158)		$208,057,278

Securities Lending Reinvestment Vehicle(b) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,424,115	1.674%	$ 1,424,115
(Cost $1,424,115)

TOTAL INVESTMENTS – 99.2% (Cost $123,617,273)		$209,481,393

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		1,622,570

NET ASSETS – 100.0%		$211,103,963

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Communications Equipment – 2.5%
297,062	Cisco Systems, Inc.	$ 12,687,518

Electronic Equipment, Instruments & Components – 2.9%
166,501	Amphenol Corp. Class A	14,473,932

Equity Real Estate Investment Trusts (REITs) – 4.0%
92,509	American Tower Corp.	12,800,470
19,444	Equinix, Inc.	7,716,352

		20,516,822

Internet & Direct Marketing Retail – 11.1%
26,543	Amazon.com, Inc.*	43,255,004
4,035	Booking Holdings, Inc.*	8,509,492
35,983	Expedia Group, Inc.	4,355,022

		56,119,518

Internet Software & Services* – 14.5%
17,340	Alphabet, Inc. Class A	19,074,000
18,727	Alphabet, Inc. Class C	20,318,607
178,022	eBay, Inc.	6,714,990
144,227	Facebook, Inc. Class A	27,659,854

		73,767,451

IT Services – 14.0%
48,814	Accenture PLC Class A	7,602,292
141,741	Black Knight, Inc.*	7,172,095
97,485	Fidelity National Information Services, Inc.	9,964,917
113,613	Global Payments, Inc.	12,629,221
69,857	Mastercard, Inc. Class A	13,281,213
85,771	Total System Services, Inc.	7,306,831
100,858	Visa, Inc. Class A	13,184,158

		71,140,727

Life Sciences Tools & Services* – 1.2%
21,841	Illumina, Inc.	5,950,362

Semiconductors & Semiconductor Equipment – 13.5%
135,352	Analog Devices, Inc.	13,153,507
144,154	Applied Materials, Inc.	7,320,140
56,427	Broadcom, Inc.	14,223,554
756,938	Marvell Technology Group Ltd.	16,304,444
119,604	Texas Instruments, Inc.	13,384,884
63,815	Xilinx, Inc.	4,346,440

		68,732,969

Software – 29.9%
78,034	Activision Blizzard, Inc.	5,533,391
64,039	Adobe Systems, Inc.*	15,963,642
46,705	Autodesk, Inc.*	6,029,616
46,829	Citrix Systems, Inc.*	4,946,079
76,441	Electronic Arts, Inc.*	10,006,891
44,184	Intuit, Inc.	8,907,494
410,093	Microsoft Corp.	40,533,592
344,675	Oracle Corp.	16,103,216
43,417	Red Hat, Inc.*	7,051,789
91,517	Salesforce.com, Inc.*	11,835,894

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
70,595	ServiceNow, Inc.*	$ 12,538,378
61,518	Splunk, Inc.*	6,816,810
42,643	Workday, Inc. Class A*	5,584,527

		151,851,319

Technology Hardware, Storage & Peripherals – 5.0%
135,263	Apple, Inc.	25,276,597

TOTAL COMMON STOCKS (Cost $258,500,223)		$500,517,215

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
528,401	1.674%	$ 528,401
(Cost $528,401)

TOTAL INVESTMENTS – 98.7% (Cost $259,028,624)		$501,045,616

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		6,389,725

NET ASSETS – 100.0%		$507,435,341

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call ourtoll free Shareholder Services Line at 1-800-526-7384 or visit us on the web atwww.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Capital Growth and Small/Mid Cap Growth Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Blue Chip, Flexible Cap, Growth Opportunities, Small/Mid Cap and Strategic Growth Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2018:

BLUE CHIP FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$121,366	$—	$—
North America	7,647,173	—	—
Investment Company	160,623	—	—
Securities Lending Reinvestment Vehicle	33,600	—	—
Total	$7,962,762	$—	$—

CAPITAL GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$43,141,362	$—	$—
North America	918,946,147	—	—
Investment Company	2,293,972	—	—
Total	$964,381,481	$—	$—

CONCENTRATED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,484,495	$—	$—
North America	149,882,243	—	—
Investment Company	217	—	—
Total	$152,366,955	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

FLEXIBLE CAP

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$80,711	$—	$—
Europe	885,933	—	—
North America	18,354,484	—	—
Exchange Traded Funds	292,012	—	—
Securities Lending Reinvestment Vehicle	110,750	—	—
Total	$19,723,890	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$58,299,652	$—	$—
North America	2,170,947,231	—	—
Investment Company	73,206,798	—	—
Securities Lending Reinvestment Vehicle	33,498,850	—	—
Total	$2,335,952,531	$—	$—

SMALL/MID CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$10,234,189	$—	$—
Europe	79,292,049	—	—
North America	2,144,708,991	—	—
Investment Company	36,365,226	—	—
Securities Lending Reinvestment Vehicle	16,632,238	—	—
Total	$2,287,232,693	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,273,254	$—	$—
North America	204,652,232	—	—
Investment Company	131,792	—	—
Securities Lending Reinvestment Vehicle	1,424,115	—	—
Total	$209,481,393	$—	$—

TECHNOLOGY OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$7,602,292	$—	$—
North America	492,914,923	—	—
Investment Company	528,401	—	—
Total	$501,045,616	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Aerospace & Defense – 2.2%
9,329	Northrop Grumman Corp.	$ 3,052,915
10,756	Raytheon Co.	2,253,382
21,748	United Technologies Corp.	2,714,586

		8,020,883

Banks – 13.0%
237,104	Bank of America Corp.	6,885,500
75,579	Bank of the Ozarks, Inc.	3,593,026
126,318	BB&T Corp.	6,631,695
49,160	Commerce Bancshares, Inc.	3,174,753
18,090	Cullen/Frost Bankers, Inc.	2,066,421
187,826	First Horizon National Corp.	3,482,294
109,031	JPMorgan Chase & Co.	11,667,407
100,397	SunTrust Banks, Inc.	6,777,801
59,751	Wells Fargo & Co.	3,225,957

		47,504,854

Beverages – 0.6%
22,995	Anheuser-Busch InBev SA ADR	2,152,102

Capital Markets – 2.6%
58,310	Northern Trust Corp.	5,977,941
43,438	Singapore Exchange, Ltd. ADR	3,535,853

		9,513,794

Chemicals – 3.2%
99,044	DowDuPont, Inc.	6,349,711
18,615	Ecolab, Inc.	2,654,685
16,624	Praxair, Inc.	2,597,666

		11,602,062

Commercial Services & Supplies – 1.1%
59,516	Republic Services, Inc.	4,013,164

Communications Equipment – 3.6%
303,391	Cisco Systems, Inc.	12,957,830

Construction & Engineering(a) – 0.7%
101,086	Vinci SA ADR	2,498,846

Diversified Telecommunication Services – 3.5%
299,440	AT&T, Inc.	9,677,901
62,649	Verizon Communications, Inc.	2,986,478

		12,664,379

Electric Utilities – 3.5%
59,366	Duke Energy Corp.	4,580,681
57,550	Pinnacle West Capital Corp.	4,581,555
76,950	Xcel Energy, Inc.	3,502,764

		12,665,000

Energy Equipment & Services – 0.5%
25,442	Schlumberger Ltd.	1,747,102

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 4.8%
38,507	Crown Castle International Corp.	$ 4,010,504
170,894	DDR Corp.	2,595,880
57,775	Equity Residential	3,697,022
116,184	Hudson Pacific Properties, Inc.	4,112,914
58,362	Ventas, Inc.	3,190,067

		17,606,387

Food & Staples Retailing – 1.3%
105,903	The Kroger Co.	2,576,620
27,217	Walmart, Inc.	2,246,491

		4,823,111

Food Products – 1.7%
108,340	Conagra Brands, Inc.	4,015,080
36,456	The Kraft Heinz Co.	2,095,491

		6,110,571

Health Care Equipment & Supplies – 4.8%
124,583	Abbott Laboratories	7,665,592
116,136	Medtronic PLC	10,024,860

		17,690,452

Health Care Providers & Services – 1.2%
24,057	Aetna, Inc.	4,237,159

Hotels, Restaurants & Leisure – 0.7%
16,803	McDonald’s Corp.	2,688,648

Household Products – 0.6%
18,564	The Clorox Co.	2,243,088

Industrial Conglomerates – 1.7%
18,422	3M Co.	3,633,371
17,157	Honeywell International, Inc.	2,537,692

		6,171,063

Insurance – 3.5%
66,628	Principal Financial Group, Inc.	3,717,842
46,594	ProAssurance Corp.	1,789,210
20,645	RenaissanceRe Holdings Ltd.	2,534,587
35,905	The Travelers Cos., Inc.	4,614,510

		12,656,149

Internet Software & Services* – 0.8%
2,584	Alphabet, Inc. Class A	2,842,400

IT Services – 0.6%
17,454	Visa, Inc. Class A	2,281,587

Media – 1.6%
105,672	Comcast Corp. Class A	3,294,853
100,070	Viacom, Inc. Class B	2,711,897

		6,006,750

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 0.6%
32,131	Nucor Corp.	$ 2,062,489

Multi-Utilities – 1.1%
79,000	Public Service Enterprise Group, Inc.	4,185,420

Oil, Gas & Consumable Fuels – 11.2%
98,245	BP PLC ADR	4,501,586
112,380	Chevron Corp.	13,968,834
74,033	ConocoPhillips	4,989,084
58,883	Exxon Mobil Corp.	4,783,655
138,102	Royal Dutch Shell PLC Class B ADR	9,988,918
102,005	The Williams Cos., Inc.	2,739,854

		40,971,931

Personal Products – 1.2%
79,287	Unilever NV	4,421,836

Pharmaceuticals – 12.4%
15,809	Allergan PLC	2,383,997
83,230	Bristol-Myers Squibb Co.	4,379,563
108,627	Johnson & Johnson	12,993,962
115,579	Merck & Co., Inc.	6,880,418
518,285	Pfizer, Inc.	18,621,980

		45,259,920

Road & Rail – 1.5%
37,328	Union Pacific Corp.	5,328,945

Semiconductors & Semiconductor Equipment – 2.0%
15,102	Broadcom, Inc.	3,806,761
157,542	Marvell Technology Group Ltd.	3,393,455

		7,200,216

Software – 5.5%
111,656	Microsoft Corp.	11,036,079
194,145	Oracle Corp.	9,070,454

		20,106,533

Technology Hardware, Storage & Peripherals – 1.5%
28,508	Apple, Inc.	5,327,290

Tobacco – 2.5%
82,966	Altria Group, Inc.	4,624,525
87,628	British American Tobacco PLC ADR	4,486,553

		9,111,078

Water Utilities – 1.2%
52,064	American Water Works Co., Inc.	4,328,601

Shares	Description	Value
Common Stocks – (continued)
Wireless Telecommunication Services – 1.2%
166,180	Vodafone Group PLC ADR	$ 4,309,047

TOTAL COMMON STOCKS (Cost $332,453,859)		$363,310,687

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $332,453,859)		$363,310,687

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
77,500	1.674%	$ 77,500
(Cost $77,500)

TOTAL INVESTMENTS – 99.7% (Cost $332,531,359)		$363,388,187

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,181,129

NET ASSETS – 100.0%		$364,569,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Aerospace & Defense – 3.6%
1,327	Raytheon Co.	$ 278,007

Auto Components – 1.5%
2,338	Delphi Technologies PLC	117,134

Banks – 13.5%
12,963	Bank of America Corp.	376,446
3,190	Citizens Financial Group, Inc.	130,311
2,502	First Republic Bank	249,199
2,768	JPMorgan Chase & Co.	296,204

1,052,160

Biotechnology* – 5.0%
897	Alexion Pharmaceuticals, Inc.	104,169
1,407	BioMarin Pharmaceutical, Inc.	127,108
1,054	Vertex Pharmaceuticals, Inc.	162,316

		393,593

Capital Markets – 4.9%
2,809	Lazard Ltd. Class A	144,495
2,342	Northern Trust Corp.	240,102

384,597

Chemicals – 3.6%
4,353	DowDuPont, Inc.	279,071

Diversified Financial Services* – 3.7%
1,500	Berkshire Hathaway, Inc. Class B	287,295

Diversified Telecommunication Services – 2.9%
4,741	Verizon Communications, Inc.	226,003

Electric Utilities – 2.6%
4,410	Xcel Energy, Inc.	200,743

Equity Real Estate Investment Trusts (REITs) – 2.1%
1,284	Alexandria Real Estate Equities, Inc.	160,397

Food & Staples Retailing – 3.3%
3,164	Walmart, Inc.	261,157

Health Care Equipment & Supplies – 8.8%
3,942	Boston Scientific Corp.*	119,797
3,662	Medtronic PLC	316,104
2,228	Zimmer Biomet Holdings, Inc.	248,444

684,345

Health Care Providers & Services – 1.5%
673	Aetna, Inc.	118,535

Insurance – 1.4%
846	Chubb Ltd.	110,564

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 3.5%
106	Alphabet, Inc. Class A	$ 116,600
837	Facebook, Inc. Class A	160,520

		277,120

IT Services – 2.5%
1,513	Visa, Inc. Class A	197,779

Leisure Products – 1.6%
1,949	Brunswick Corp.	123,956

Machinery – 3.0%
808	Stanley Black & Decker, Inc.	112,506
1,214	Wabtec Corp.	118,377

230,883

Multi-Utilities – 2.0%
2,645	Ameren Corp.	156,558

Multiline Retail* – 2.4%
2,295	Dollar Tree, Inc.	189,544

Oil, Gas & Consumable Fuels – 7.4%
1,511	Chevron Corp.	187,817
2,851	Devon Energy Corp.	118,516
11,990	Encana Corp.	152,273
598	Pioneer Natural Resources Co.	115,474

574,080

Pharmaceuticals – 2.7%
2,469	Eli Lilly & Co.	209,964

Road & Rail – 2.1%
1,165	Union Pacific Corp.	166,315

Semiconductors & Semiconductor Equipment – 2.6%
9,583	Marvell Technology Group Ltd.	206,418

Software – 4.8%
1,611	Citrix Systems, Inc.*	170,154
2,049	Microsoft Corp.	202,523

372,677

Specialty Retail – 3.0%
1,267	The Home Depot, Inc.	236,359

Tobacco – 2.5%
3,472	Altria Group, Inc.	193,529

TOTAL COMMON STOCKS (Cost $7,497,553)		$7,688,783

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
105	1.674%	$ 105
(Cost $105)

TOTAL INVESTMENTS – 98.5% (Cost $7,497,658)		$7,688,888

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		113,525

NET ASSETS – 100.0%		$7,802,413

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Aerospace & Defense – 3.1%
38,864	Raytheon Co.	$ 8,142,008
75,656	United Technologies Corp.	9,443,382

		17,585,390

Air Freight & Logistics – 1.2%
28,049	FedEx Corp.	6,987,567

Auto Components – 1.2%
138,526	Delphi Technologies PLC	6,940,153

Banks – 13.3%
746,651	Bank of America Corp.	21,682,745
187,548	Citizens Financial Group, Inc.	7,661,336
175,570	First Horizon National Corp.	3,255,068
108,051	First Republic Bank	10,761,880
254,258	JPMorgan Chase & Co.	27,208,148
62,567	SunTrust Banks, Inc.	4,223,898

		74,793,075

Biotechnology – 3.7%
47,658	Alexion Pharmaceuticals, Inc.*	5,534,524
52,459	BioMarin Pharmaceutical, Inc.*	4,739,146
35,327	Shire PLC ADR	5,802,106
30,627	Vertex Pharmaceuticals, Inc.*	4,716,558

		20,792,334

Capital Markets – 4.3%
77,425	Lazard Ltd. Class A	3,982,742
184,060	Morgan Stanley	9,228,768
108,102	Northern Trust Corp.	11,082,617

		24,294,127

Chemicals – 2.5%
218,730	DowDuPont, Inc.	14,022,780

Communications Equipment – 2.3%
296,205	Cisco Systems, Inc.	12,650,916

Diversified Financial Services* – 3.5%
101,481	Berkshire Hathaway, Inc. Class B	19,436,656

Diversified Telecommunication Services – 1.5%
172,386	Verizon Communications, Inc.	8,217,641

Electric Utilities – 3.4%
89,504	Great Plains Energy, Inc.	3,037,766
43,969	NextEra Energy, Inc.	7,290,500
191,641	Xcel Energy, Inc.	8,723,498

		19,051,764

Energy Equipment & Services – 1.0%
114,469	Halliburton Co.	5,693,688

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 3.4%
46,445	Alexandria Real Estate Equities, Inc.	$ 5,801,909
43,261	AvalonBay Communities, Inc.	7,161,426
95,113	Equity Residential	6,086,281

		19,049,616

Food & Staples Retailing – 3.0%
246,829	The Kroger Co.	6,005,350
131,400	Walmart, Inc.	10,845,756

		16,851,106

Food Products – 1.0%
100,723	The Kraft Heinz Co.	5,789,558

Health Care Equipment & Supplies – 6.0%
286,956	Boston Scientific Corp.*	8,720,593
176,935	Medtronic PLC	15,273,029
88,594	Zimmer Biomet Holdings, Inc.	9,879,117

		33,872,739

Health Care Providers & Services – 1.3%
42,200	Aetna, Inc.	7,432,686

Hotels, Restaurants & Leisure – 0.7%
38,873	Royal Caribbean Cruises Ltd.	4,080,888

Household Durables – 0.5%
51,600	Lennar Corp. Class A	2,669,784

Insurance – 3.4%
25,775	American Financial Group, Inc.	2,832,157
62,112	Arthur J. Gallagher & Co.	4,116,783
51,246	Chubb Ltd.	6,697,340
117,552	MetLife, Inc.	5,406,217

		19,052,497

Internet & Direct Marketing Retail – 1.1%
51,044	Expedia Group, Inc.	6,177,855

Internet Software & Services* – 1.6%
4,044	Alphabet, Inc. Class A	4,448,400
23,299	Facebook, Inc. Class A	4,468,282

		8,916,682

IT Services – 1.0%
44,019	Visa, Inc. Class A	5,754,164

Leisure Products – 1.1%
95,669	Brunswick Corp.	6,084,548

Machinery – 3.3%
107,950	ITT, Inc.	5,572,379
29,717	Stanley Black & Decker, Inc.	4,137,795
88,695	Wabtec Corp.	8,648,650

		18,358,824

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media* – 1.7%
21,176	Charter Communications, Inc. Class A	$ 5,527,783
148,330	Liberty Global PLC Class C	4,105,774

9,633,557

Metals & Mining – 0.8%
69,592	Nucor Corp.	4,467,110

Multi-Utilities – 2.7%
109,567	Ameren Corp.	6,485,271
94,658	CMS Energy Corp.	4,366,573
38,915	Sempra Energy	4,145,615

14,997,459

Multiline Retail* – 1.0%
70,653	Dollar Tree, Inc.	5,835,231

Oil, Gas & Consumable Fuels – 8.7%
124,779	Chevron Corp.	15,510,030
102,795	Devon Energy Corp.	4,273,188
433,921	Encana Corp.	5,510,797
92,384	Marathon Petroleum Corp.	7,301,107
45,131	Pioneer Natural Resources Co.	8,714,796
100,622	Royal Dutch Shell PLC Class B ADR	7,277,989

48,587,907

Pharmaceuticals – 3.1%
92,586	Eli Lilly & Co.	7,873,513
51,297	Johnson & Johnson	6,136,147
99,763	Pfizer, Inc.	3,584,485

17,594,145

Road & Rail – 1.7%
67,924	Union Pacific Corp.	9,696,830

Semiconductors & Semiconductor Equipment – 2.6%
23,198	Broadcom, Inc.	5,847,520
397,129	Marvell Technology Group Ltd.	8,554,159

14,401,679

Software – 4.2%
53,571	Citrix Systems, Inc.*	5,658,169
82,883	Microsoft Corp.	8,192,156
203,669	Oracle Corp.	9,515,415

23,365,740

Specialty Retail – 1.1%
31,587	The Home Depot, Inc.	5,892,555

Technology Hardware, Storage & Peripherals – 0.8%
24,208	Apple, Inc.	4,523,749

Tobacco – 1.1%
111,336	Altria Group, Inc.	6,205,869

TOTAL COMMON STOCKS (Cost $493,834,798)		$549,758,869

Shares	Distribution Rate	Value
Investment Company(a) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,372,911	1.674%	$ 3,372,911
(Cost $3,372,911)

TOTAL INVESTMENTS – 98.5% (Cost $497,207,709)		$553,131,780

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		8,431,081

NET ASSETS – 100.0%		$561,562,861

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Aerospace & Defense – 1.4%
127,171	L3 Technologies, Inc.	$ 25,221,824

Air Freight & Logistics* – 1.2%
195,802	XPO Logistics, Inc.	20,608,160

Airlines – 1.2%
156,103	Delta Air Lines, Inc.	8,437,367
677,855	JetBlue Airways Corp.*	12,804,681

		21,242,048

Auto Components – 0.7%
255,171	Delphi Technologies PLC	12,784,067

Banks – 8.5%
252,322	Bank of the Ozarks, Inc.	11,995,388
635,851	Citizens Financial Group, Inc.	25,974,513
123,806	Comerica, Inc.	11,673,668
1,189,613	First Horizon National Corp.	22,055,425
251,649	First Republic Bank	25,064,240
202,531	Signature Bank*	25,820,677
365,362	SunTrust Banks, Inc.	24,665,589

		147,249,500

Beverages – 0.8%
370,064	Coca-Cola European Partners PLC	14,051,330

Biotechnology* – 1.8%
100,256	Alexion Pharmaceuticals, Inc.	11,642,729
187,055	Alkermes PLC(a)	8,828,996
118,423	BioMarin Pharmaceutical, Inc.	10,698,334

		31,170,059

Capital Markets – 2.5%
215,988	E*TRADE Financial Corp.*	13,682,840
185,709	Lazard Ltd. Class A	9,552,871
196,475	Northern Trust Corp.	20,142,617

		43,378,328

Chemicals – 1.8%
271,835	Celanese Corp. Series A	30,695,608

Communications Equipment – 1.5%
421,209	Juniper Networks, Inc.	11,221,008
1,482,306	Viavi Solutions, Inc.*	14,096,730

		25,317,738

Construction & Engineering – 0.8%
224,735	Jacobs Engineering Group, Inc.	14,562,828

Construction Materials – 1.3%
102,275	Martin Marietta Materials, Inc.	22,794,029

Consumer Finance* – 0.7%
1,114,925	SLM Corp.	12,743,593

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 1.5%
717,939	Ball Corp.	$ 26,527,846

Distributors* – 1.2%
633,506	LKQ Corp.	20,126,486

Diversified Telecommunication Services – 0.6%
540,305	CenturyLink, Inc.	9,844,357

Electric Utilities – 3.6%
369,281	Great Plains Energy, Inc.	12,533,397
285,292	Pinnacle West Capital Corp.	22,712,096
614,992	Xcel Energy, Inc.	27,994,436

		63,239,929

Electronic Equipment, Instruments & Components* – 0.6%
165,353	Keysight Technologies, Inc.	9,712,835

Equity Real Estate Investment Trusts (REITs) – 10.4%
199,839	Alexandria Real Estate Equities, Inc.	24,963,888
150,048	AvalonBay Communities, Inc.	24,838,946
174,943	Boston Properties, Inc.	21,302,809
317,589	Camden Property Trust	27,947,832
682,343	DDR Corp.	10,364,790
176,289	Equity LifeStyle Properties, Inc.	16,024,670
540,305	Hudson Pacific Properties, Inc.	19,126,797
399,678	Prologis, Inc.	25,719,280
427,938	RLJ Lodging Trust	10,013,749

		180,302,761

Food Products – 2.8%
189,073	Bunge Ltd.	13,150,027
479,748	Conagra Brands, Inc.	17,779,461
274,001	Pinnacle Foods, Inc.	17,519,624

		48,449,112

Gas Utilities – 1.1%
214,642	Atmos Energy Corp.	19,148,213

Health Care Equipment & Supplies – 2.6%
430,629	Boston Scientific Corp.*	13,086,816
281,928	Zimmer Biomet Holdings, Inc.	31,437,791

		44,524,607

Health Care Providers & Services* – 2.0%
213,296	Acadia Healthcare Co., Inc.	8,572,366
140,628	Laboratory Corp. of America Holdings	25,396,011

		33,968,377

Hotels, Restaurants & Leisure – 2.0%
275,544	Dunkin’ Brands Group, Inc.	17,643,082
161,873	Royal Caribbean Cruises Ltd.	16,993,428

		34,636,510

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables – 1.0%
344,504	Lennar Corp. Class A	$ 17,824,637

Insurance – 6.9%
125,152	American Financial Group, Inc.	13,751,702
152,066	Arch Capital Group Ltd.*	11,929,578
100,929	Aspen Insurance Holdings Ltd.	4,380,319
271,835	Athene Holding Ltd. Class A*	12,142,869
78,725	Axis Capital Holdings Ltd.	4,475,516
248,958	Lincoln National Corp.	16,503,426
52,483	The Hanover Insurance Group, Inc.	6,363,039
122,461	The Progressive Corp.	7,603,603
163,505	Torchmark Corp.	13,870,129
162,159	W.R. Berkley Corp.	12,400,299
104,966	Willis Towers Watson PLC	15,865,611

		119,286,091

Internet & Direct Marketing Retail – 0.7%
100,929	Expedia Group, Inc.	12,215,437

Internet Software & Services* – 0.3%
80,920	GoDaddy, Inc. Class A	5,793,063

IT Services – 2.0%
312,206	Fidelity National Information Services, Inc.	31,913,697
24,571	Global Payments, Inc.	2,731,313

		34,645,010

Leisure Products – 0.9%
234,828	Brunswick Corp.	14,935,061

Machinery – 6.2%
409,098	ITT, Inc.	21,117,639
232,136	Stanley Black & Decker, Inc.	32,322,616
228,772	Terex Corp.	9,054,796
478,402	Trinity Industries, Inc.	16,500,085
302,114	Wabtec Corp.	29,459,136

		108,454,272

Media* – 0.7%
172,681	Liberty Broadband Corp. Class C	11,892,540

Metals & Mining – 2.5%
841,072	Freeport-McMoRan, Inc.	14,214,117
589,424	Steel Dynamics, Inc.	29,135,228

		43,349,345

Mortgage Real Estate Investment Trusts (REITs) – 1.0%
810,794	Starwood Property Trust, Inc.	17,602,338

Multi-Utilities – 4.4%
152,739	Ameren Corp.	9,040,621
483,112	CMS Energy Corp.	22,285,957
517,428	Public Service Enterprise Group, Inc.	27,413,335
171,579	Sempra Energy	18,278,311

		77,018,224

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail* – 0.8%
159,468	Dollar Tree, Inc.	$ 13,170,462

Oil, Gas & Consumable Fuels – 7.7%
123,133	Andeavor	17,784,099
168,888	Cheniere Energy, Inc.*	11,251,319
316,916	Devon Energy Corp.	13,174,198
40,372	Diamondback Energy, Inc.	4,875,323
862,604	Encana Corp.	10,955,071
177,635	EQT Corp.	9,155,308
816,177	Marathon Oil Corp.	17,490,673
282,601	Marathon Petroleum Corp.	22,333,957
228,772	RSP Permian, Inc.*	10,006,487
953,440	WPX Energy, Inc.*	17,362,142

		134,388,577

Road & Rail – 1.2%
132,405	Old Dominion Freight Line, Inc.	20,649,884

Semiconductors & Semiconductor Equipment – 2.4%
78,052	Analog Devices, Inc.	7,585,093
1,567,759	Marvell Technology Group Ltd.	33,769,529

		41,354,622

Software* – 1.2%
106,985	Check Point Software Technologies Ltd.	10,416,060
98,238	Citrix Systems, Inc.	10,375,897

		20,791,957

Specialty Retail – 1.8%
131,116	Advance Auto Parts, Inc.	16,864,140
102,948	Burlington Stores, Inc.*	15,056,145

		31,920,285

Technology Hardware, Storage & Peripherals – 0.6%
125,825	Western Digital Corp.	10,507,646

Textiles, Apparel & Luxury Goods – 1.8%
117,047	PVH Corp.	18,727,520
433,994	Skechers U.S.A., Inc. Class A*	12,611,866

		31,339,386

Water Utilities – 1.2%
260,396	American Water Works Co., Inc.	21,649,323

TOTAL COMMON STOCKS (Cost $1,553,011,780)		$1,701,088,305

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b) – 0.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
13,308,370	1.674%	$ 13,308,370
(Cost $13,308,370)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,566,320,150)		$1,714,396,675

Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,013,900	1.674%	$ 2,013,900
(Cost $2,013,900)

TOTAL INVESTMENTS – 98.8% (Cost $1,568,334,050)		$1,716,410,575

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		20,121,902

NET ASSETS – 100.0%		$1,736,532,477

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.1%
Aerospace & Defense – 1.5%
258,365	Curtiss-Wright Corp.	$ 32,876,946
334,384	KLX, Inc.*	24,687,571
106,790	Mercury Systems, Inc.*	3,943,755
533,687	Moog, Inc. Class A	43,511,501

		105,019,773

Air Freight & Logistics* – 1.6%
1,780,990	Air Transport Services Group, Inc.	37,400,790
217,367	Echo Global Logistics, Inc.	6,042,803
624,798	XPO Logistics, Inc.	65,759,989

		109,203,582

Airlines – 0.7%
831,250	SkyWest, Inc.	47,381,250

Auto Components – 0.6%
686,590	American Axle & Manufacturing Holdings, Inc.*	10,861,854
1,041,523	Dana, Inc.	23,225,963
118,360	Standard Motor Products, Inc.	5,355,790

		39,443,607

Automobiles – 0.0%
54,396	Winnebago Industries, Inc.	1,971,855

Banks – 19.8%
616,537	Ameris Bancorp	34,341,111
950,852	BancorpSouth Bank	31,853,542
963,853	Banner Corp.	57,782,987
1,570,935	Boston Private Financial Holdings, Inc.	26,705,895
1,315,115	Brookline Bancorp, Inc.	23,935,093
328,706	Bryn Mawr Bank Corp.	15,432,747
1,492,634	CenterState Bank Corp.	45,898,495
798,178	Chemical Financial Corp.	44,793,749
1,206,827	CoBiz Financial, Inc.	26,936,379
1,264,322	Columbia Banking System, Inc.	53,758,971
678,067	Community Bank System, Inc.	40,602,652
909,799	ConnectOne Bancorp, Inc.	23,882,224
2,189,941	CVB Financial Corp.	50,784,732
253,638	FB Financial Corp.	10,378,867
909,983	First Financial Bankshares, Inc.(a)	47,865,106
988,124	First Merchants Corp.	44,949,761
1,254,527	First Midwest Bancorp, Inc.	32,956,424
730,185	Flushing Financial Corp.	19,488,638
1,229,544	Glacier Bancorp, Inc.	47,939,921
1,289,603	Great Western Bancorp, Inc.	56,213,795
578,223	Guaranty Bancorp	19,486,115
618,851	Heritage Financial Corp.	19,896,060
1,355,459	Home BancShares, Inc.	31,202,666
585,019	Independent Bank Corp.	45,836,239
615,089	Independent Bank Group, Inc.	46,285,447
644,679	Lakeland Financial Corp.	31,453,888
1,332,870	LegacyTexas Financial Group, Inc.	55,967,211

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
628,143	MB Financial, Inc.	$ 31,023,983
282,070	National Commerce Corp.*	12,989,324
820,496	Pinnacle Financial Partners, Inc.	55,014,257
330,422	Prosperity Bancshares, Inc.	23,932,465
1,087,323	Renasant Corp.	52,104,518
419,191	Sandy Spring Bancorp, Inc.	17,417,386
568,216	South State Corp.	50,869,537
262,226	State Bank Financial Corp.	8,797,682
628,359	Texas Capital Bancshares, Inc.*	60,542,390
463,757	The First of Long Island Corp.	11,825,804
694,953	Towne Bank	21,995,262
443,972	TriCo Bancshares	17,279,390
352,510	Union Bankshares Corp.	14,488,161

		1,364,908,874

Biotechnology* – 0.6%
455,388	Emergent BioSolutions, Inc.	23,479,805
555,565	Myriad Genetics, Inc.	20,283,678

		43,763,483

Capital Markets – 1.4%
1,559,617	BrightSphere Investment Group PLC	24,189,660
405,418	Golub Capital BDC, Inc.	7,504,287
137,242	Houlihan Lokey, Inc.	6,709,761
808,915	Stifel Financial Corp.	47,564,202
342,372	Virtu Financial, Inc. Class A	10,630,651

		96,598,561

Chemicals – 1.8%
221,145	GCP Applied Technologies, Inc.*	6,999,239
699,225	H.B. Fuller Co.	36,045,049
251,097	Ingevity Corp.*	19,118,526
872,261	Olin Corp.	28,200,198
129,628	Quaker Chemical Corp.	19,813,640
81,818	Trinseo SA	5,915,441
589,105	Tronox Ltd. Class A	10,821,859

		126,913,952

Commercial Services & Supplies – 1.4%
935,529	ABM Industries, Inc.	26,625,155
893,087	Advanced Disposal Services, Inc.*	20,880,374
524,861	Mobile Mini, Inc.	23,933,662
359,759	US Ecology, Inc.	21,801,395

		93,240,586

Communications Equipment* – 1.4%
1,518,414	Extreme Networks, Inc.	13,073,545
1,481,199	NetScout Systems, Inc.	39,992,373
4,645,424	Viavi Solutions, Inc.	44,177,982

		97,243,900

Construction & Engineering – 0.7%
369,464	EMCOR Group, Inc.	28,053,401
335,110	Granite Construction, Inc.	19,057,706

		47,111,107

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Construction Materials – 0.3%
161,230	Eagle Materials, Inc.	$ 17,474,108
229,420	Summit Materials, Inc. Class A*	6,520,116

		23,994,224

Containers & Packaging* – 0.4%
508,157	Berry Global Group, Inc.	24,538,902

Diversified Consumer Services* – 0.7%
366,856	Adtalem Global Education, Inc.	17,517,374
1,006,295	Chegg, Inc.	28,146,071

		45,663,445

Electric Utilities – 3.5%
752,440	ALLETE, Inc.	57,802,441
730,944	IDACORP, Inc.	67,509,988
1,293,565	PNM Resources, Inc.	51,677,922
1,467,464	Portland General Electric Co.	62,602,014

		239,592,365

Electronic Equipment, Instruments & Components – 2.3%
433,071	Anixter International, Inc.*	26,525,599
866,123	CTS Corp.	28,148,997
693,829	II-VI, Inc.*	30,493,785
868,828	Knowles Corp.*(a)	12,598,006
310,796	SYNNEX Corp.	33,199,229
337,819	Tech Data Corp.*	29,326,067

		160,291,683

Energy Equipment & Services – 1.3%
1,035,428	C&J Energy Services, Inc.*	27,873,722
918,442	Cactus, Inc. Class A*	30,969,864
2,764,760	Nabors Industries Ltd.	20,652,757
552,703	NCS Multistage Holdings, Inc.*	8,412,140

		87,908,483

Equity Real Estate Investment Trusts (REITs) – 7.9%
2,115,412	Acadia Realty Trust	54,471,859
2,324,509	Chesapeake Lodging Trust	74,918,925
2,360,308	Columbia Property Trust, Inc.	52,210,013
952,772	CyrusOne, Inc.	52,764,513
880,336	Hudson Pacific Properties, Inc.	31,163,894
600,720	Life Storage, Inc.	55,578,615
723,962	National Health Investors, Inc.	53,442,875
2,033,367	Pebblebrook Hotel Trust	83,002,041
258,775	PS Business Parks, Inc.	31,715,464
2,417,929	RLJ Lodging Trust	56,579,539

		545,847,738

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing* – 0.2%
233,416	United Natural Foods, Inc.	$ 10,639,101

Food Products* – 0.9%
2,086,644	Hostess Brands, Inc.	28,440,958
2,513,560	The Simply Good Foods Co.	33,304,670

		61,745,628

Gas Utilities – 1.9%
311,244	Chesapeake Utilities Corp.	24,852,834
1,139,738	New Jersey Resources Corp.	50,604,367
1,611,444	South Jersey Industries, Inc.	53,371,025

		128,828,226

Health Care Equipment & Supplies – 2.0%
453,874	CONMED Corp.	31,158,450
753,672	Halyard Health, Inc.*	41,376,593
32,458	ICU Medical, Inc.*	9,446,901
388,396	Integra LifeSciences Holdings Corp.*	25,067,078
227,783	Quidel Corp.*	14,281,994
737,575	Wright Medical Group NV*(a)	18,409,872

		139,740,888

Health Care Providers & Services* – 0.9%
495,327	Acadia Healthcare Co., Inc.	19,907,192
420,329	AMN Healthcare Services, Inc.	23,748,589
492,466	Envision Healthcare Corp.	21,116,942

		64,772,723

Health Care Technology* – 0.9%
3,332,428	Allscripts Healthcare Solutions, Inc.	42,155,214
1,040,935	HMS Holdings Corp.	22,515,424

		64,670,638

Hotels, Restaurants & Leisure – 3.0%
754,563	Boyd Gaming Corp.	28,484,753
627,902	Del Taco Restaurants, Inc.*	7,559,940
857,362	Eldorado Resorts, Inc.*(a)	38,752,763
1,361,512	Extended Stay America, Inc.	28,659,828
796,780	Hilton Grand Vacations, Inc.*	31,679,973
206,492	ILG, Inc.	7,070,286
249,164	Marriott Vacations Worldwide Corp.	29,959,479
293,055	Penn National Gaming, Inc.*	9,987,314
737,044	Red Rock Resorts, Inc. Class A	25,383,795

		207,538,131

Household Durables – 1.3%
166,445	KB Home	4,384,161
234,074	Meritage Homes Corp.*	10,591,848
1,051,202	Taylor Morrison Home Corp. Class A*	22,600,843
593,039	TopBuild Corp.*	49,785,624
213,909	William Lyon Homes Class A*	5,101,730

		92,464,206

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – 4.2%
300,671	AMERISAFE, Inc.	$ 17,935,025
2,469,070	CNO Financial Group, Inc.	49,430,781
139,035	Enstar Group Ltd.*	28,258,864
718,046	James River Group Holdings Ltd.	27,235,485
568,380	Kinsale Capital Group, Inc.	30,101,405
336,569	Primerica, Inc.	33,101,561
517,579	ProAssurance Corp.	19,875,034
483,778	RLI Corp.	31,774,539
865,797	Selective Insurance Group, Inc.	49,220,559

		286,933,253

Internet Software & Services* – 0.5%
705,549	Cornerstone OnDemand, Inc.	34,910,565

IT Services – 1.5%
608,424	Acxiom Corp.*	17,820,739
318,831	CACI International, Inc. Class A*	53,133,186
980,355	Convergys Corp.	23,175,592
291,050	Evo Payments, Inc. Class A*	6,251,754

		100,381,271

Leisure Products – 0.2%
612,602	Callaway Golf Co.	11,602,682

Life Sciences Tools & Services* – 0.4%
601,499	Syneos Health, Inc.	25,864,457

Machinery – 4.6%
628,808	CIRCOR International, Inc.	30,264,529
1,507,853	Federal Signal Corp.	36,022,608
704,920	ITT, Inc.	36,387,970
1,896,434	Mueller Water Products, Inc. Class A	22,586,529
326,747	Navistar International Corp.*	12,233,408
181,053	RBC Bearings, Inc.*	22,760,173
1,842,264	Rexnord Corp.*	53,757,264
264,710	Tennant Co.	20,859,148
528,357	Terex Corp.	20,912,370
1,165,014	TriMas Corp.*	33,319,400
361,645	Watts Water Technologies, Inc. Class A	27,828,583

		316,931,982

Media – 1.0%
1,171,524	Live Nation Entertainment, Inc.*	49,942,068
302,460	Nexstar Media Group, Inc. Class A	20,053,098

		69,995,166

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 2.4%
1,671,096	Allegheny Technologies, Inc.*	$ 47,659,658
615,701	Carpenter Technology Corp.	36,905,118
238,491	Century Aluminum Co.*	4,226,060
1,332,110	Cleveland-Cliffs, Inc.*(a)	11,269,650
1,505,889	Commercial Metals Co.	35,599,216
1,245,126	Constellium NV Class A*	15,128,281
119,041	Kaiser Aluminum Corp.	13,125,461

		163,913,444

Mortgage Real Estate Investment Trusts (REITs) – 1.8%
771,248	Blackstone Mortgage Trust, Inc. Class A	24,363,724
1,914,688	Granite Point Mortgage Trust, Inc.	35,019,643
1,569,829	PennyMac Mortgage Investment Trust	29,387,199
2,171,452	Two Harbors Investment Corp.	33,766,079

		122,536,645

Multiline Retail(a) – 0.1%
49,351	Dillard’s, Inc. Class A	4,018,652

Oil, Gas & Consumable Fuels – 6.1%
4,969,481	Callon Petroleum Co.*	58,838,655
905,261	Centennial Resource Development, Inc. Class A*	15,932,594
864,078	Delek US Holdings, Inc.	48,198,271
1,566,016	Golar LNG Ltd.(a)	40,685,096
626,649	Matador Resources Co.*	17,590,037
880,127	PDC Energy, Inc.*	53,238,882
605,273	RSP Permian, Inc.*	26,474,641
4,410,060	SRC Energy, Inc.*	57,066,176
1,306,837	WildHorse Resource Development Corp.*	35,101,642
3,525,126	WPX Energy, Inc.*	64,192,544

		417,318,538

Pharmaceuticals* – 0.2%
831,291	Amneal Pharmaceuticals, Inc.	16,409,684

Professional Services* – 0.4%
323,349	ASGN, Inc.	24,897,873

Real Estate Management & Development – 0.6%
1,908,350	Kennedy-Wilson Holdings, Inc.	38,930,340

Road & Rail – 0.8%
280,096	Hertz Global Holdings, Inc.*(a)	4,226,649
66,496	Knight-Swift Transportation Holdings, Inc.	2,705,057
503,198	Marten Transport Ltd.	11,472,914
457,065	Saia, Inc.*	37,662,156

		56,066,776

Semiconductors & Semiconductor Equipment – 2.2%
1,136,121	Cree, Inc.*	52,965,961
1,128,535	Entegris, Inc.	39,611,579
3,601,400	Lattice Semiconductor Corp.*	20,708,050
743,890	Semtech Corp.*	36,004,276

149,289,866

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – 2.2%
472,479	Bottomline Technologies de, Inc.*	$ 22,471,101
596,660	CommVault Systems, Inc.*	40,781,711
439,765	Imperva, Inc.*	21,328,602
840,591	Monotype Imaging Holdings, Inc.	18,156,766
1,237,238	Verint Systems, Inc.*	52,211,444

154,949,624

Specialty Retail – 2.6%
635,194	Aaron’s, Inc.	25,268,017
172,183	Abercrombie & Fitch Co. Class A	4,106,565
1,017,531	American Eagle Outfitters, Inc.	22,589,188
356,196	Burlington Stores, Inc.*	52,093,665
769,998	Guess?, Inc.	15,091,961
123,289	Hibbett Sports, Inc.*	3,260,994
657,746	Hudson Ltd. Class A*	11,523,710
156,893	Lithia Motors, Inc. Class A	15,336,291
56,340	National Vision Holdings, Inc.*	2,050,776
446,983	Tailored Brands, Inc.	14,665,512
59,350	The Children’s Place, Inc.	7,641,312
106,059	Zumiez, Inc.*	2,571,931

176,199,922

Textiles, Apparel & Luxury Goods – 0.8%
175,273	Columbia Sportswear Co.	15,268,031
109,024	Deckers Outdoor Corp.*	12,337,156
226,873	G-III Apparel Group Ltd.*	9,505,979
32,702	Movado Group, Inc.	1,605,668
563,480	Wolverine World Wide, Inc.	18,893,484

57,610,318

Thrifts & Mortgage Finance – 2.4%
4,280,764	MGIC Investment Corp.*	44,477,138
983,959	OceanFirst Financial Corp.	28,849,678
1,050,978	Provident Financial Services, Inc.	29,364,325
1,166,385	Washington Federal, Inc.	37,849,193
508,471	WSFS Financial Corp.	26,618,457

167,158,791

Trading Companies & Distributors – 2.1%
1,130,774	Beacon Roofing Supply, Inc.*	47,379,431
998,890	Foundation Building Materials, Inc.*	15,332,962
633,042	H&E Equipment Services, Inc.	21,884,262
369,233	Kaman Corp.	26,130,619
1,353,960	Univar, Inc.*	36,922,489

147,649,763

TOTAL COMMON STOCKS (Cost $4,919,487,521)		$6,614,606,523

Shares	Description	Value
Exchange Traded Funds(a) – 1.5%
805,600	iShares Russell 2000 Value ETF	$ 105,831,672
(Cost $102,635,994)

Shares	Distribution Rate	Value
Investment Company(b) – 1.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
79,534,612	1.674%	$ 79,534,612
(Cost $79,534,612)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $5,101,658,127)		$6,799,972,807

Securities Lending Reinvestment Vehicle(b) – 0.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
47,702,391	1.674%	$ 47,702,391
(Cost $47,702,391)

TOTAL INVESTMENTS – 99.5% (Cost $5,149,360,518)		$6,847,675,198

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		31,727,885

NET ASSETS – 100.0%		$6,879,403,083

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.5%
Aerospace & Defense – 1.5%
9,549	Curtiss-Wright Corp.	$ 1,215,110
2,319	Huntington Ingalls Industries, Inc.	512,661
2,644	KLX, Inc.*	195,207

		1,922,978

Air Freight & Logistics* – 2.2%
29,235	Air Transport Services Group, Inc.	613,935
21,297	XPO Logistics, Inc.	2,241,509

		2,855,444

Airlines – 0.7%
16,842	SkyWest, Inc.	959,994

Auto Components – 0.5%
2,987	Lear Corp.	591,426

Banks – 12.7%
10,884	BOK Financial Corp.	1,098,740
10,189	Chemical Financial Corp.	571,807
18,901	Commerce Bancshares, Inc.	1,220,626
6,141	Cullen/Frost Bankers, Inc.	701,486
24,233	East West Bancorp, Inc.	1,683,709
16,621	Glacier Bancorp, Inc.	648,053
24,564	Home BancShares, Inc.	565,463
11,627	MB Financial, Inc.	574,257
25,778	PacWest Bancorp	1,367,781
19,637	Pinnacle Financial Partners, Inc.	1,316,661
10,333	Prosperity Bancshares, Inc.	748,419
9,745	Signature Bank*	1,242,390
9,083	South State Corp.	813,156
28,352	Synovus Financial Corp.	1,534,127
11,436	Texas Capital Bancshares, Inc.*	1,101,859
16,354	Webster Financial Corp.	1,048,291

		16,236,825

Building Products – 0.5%
11,033	Fortune Brands Home & Security, Inc.	619,724

Capital Markets – 2.2%
19,453	BrightSphere Investment Group PLC	301,716
26,991	E*TRADE Financial Corp.*	1,709,880
10,733	Stifel Financial Corp.	631,100
6,361	Virtu Financial, Inc. Class A	197,509

		2,840,205

Chemicals – 2.8%
6,005	Ashland Global Holdings, Inc.	466,709
8,960	Celanese Corp. Series A	1,011,763
1,985	Huntsman Corp.	63,460
6,164	Ingevity Corp.*	469,327
19,238	Olin Corp.	621,965
5,040	The Chemours Co.	246,910

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
4,339	Tronox Ltd. Class A	$ 79,707
5,056	Westlake Chemical Corp.	585,131

		3,544,972

Communications Equipment* – 1.1%
8,416	CommScope Holding Co., Inc.	246,757
20,285	NetScout Systems, Inc.	547,695
58,236	Viavi Solutions, Inc.	553,825

		1,348,277

Construction & Engineering – 1.6%
15,371	AECOM*	507,243
13,495	Jacobs Engineering Group, Inc.	874,476
4,523	Valmont Industries, Inc.	661,036

		2,042,755

Construction Materials – 0.3%
3,603	Eagle Materials, Inc.	390,493
147	Martin Marietta Materials, Inc.	32,762

		423,255

Containers & Packaging – 0.5%
1,397	Bemis Co., Inc.	59,093
12,083	Berry Global Group, Inc.*	583,488

		642,581

Diversified Consumer Services* – 0.5%
7,726	Weight Watchers International, Inc.	581,922

Diversified Financial Services – 0.6%
14,746	Voya Financial, Inc.	765,907

Electric Utilities – 2.9%
9,487	ALLETE, Inc.	728,791
25,557	Alliant Energy Corp.	1,058,571
9,119	IDACORP, Inc.	842,231
13,679	Pinnacle West Capital Corp.	1,088,985

		3,718,578

Electrical Equipment – 0.9%
10,837	Hubbell, Inc.	1,167,037

Electronic Equipment, Instruments & Components – 0.9%
14,157	Keysight Technologies, Inc.*	831,582
3,052	SYNNEX Corp.	326,015

		1,157,597

Energy Equipment & Services – 1.0%
17,246	Cactus, Inc. Class A*	581,535
32,471	Patterson-UTI Energy, Inc.	671,500

		1,253,035

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 11.0%
16,658	Camden Property Trust	$ 1,465,904
46,628	Columbia Property Trust, Inc.	1,031,411
49,699	DDR Corp.	754,928
54,020	Empire State Realty Trust, Inc. Class A	916,179
13,348	Equity LifeStyle Properties, Inc.	1,213,333
12,172	Federal Realty Investment Trust	1,447,129
22,358	Highwoods Properties, Inc.	1,069,383
20,188	Hudson Pacific Properties, Inc.	714,655
5,847	Life Storage, Inc.	540,965
8,494	Mid-America Apartment Communities, Inc.	794,699
13,643	National Health Investors, Inc.	1,007,126
40,303	Pebblebrook Hotel Trust	1,645,169
3,236	PS Business Parks, Inc.	396,604
46,371	RLJ Lodging Trust	1,085,081

		14,082,566

Food & Staples Retailing* – 0.2%
5,595	US Foods Holding Corp.	199,630

Food Products – 1.9%
34,415	Hostess Brands, Inc.*	469,077
9,595	Lamb Weston Holdings, Inc.	611,681
21,113	Pinnacle Foods, Inc.	1,349,965

		2,430,723

Gas Utilities – 2.1%
17,320	Atmos Energy Corp.	1,545,117
13,790	New Jersey Resources Corp.	612,276
16,915	South Jersey Industries, Inc.	560,225

		2,717,618

Health Care Equipment & Supplies – 1.9%
8,090	Hill-Rom Holdings, Inc.	744,280
2,610	NuVasive, Inc.*	133,789
6,986	STERIS PLC	725,426
2,905	Teleflex, Inc.	776,100

		2,379,595

Health Care Providers & Services – 1.5%
12,270	Acadia Healthcare Co., Inc.*	493,131
20,335	Envision Healthcare Corp.*	871,965
10,795	MEDNAX, Inc.*	494,951
5,074	Patterson Cos., Inc.(a)	106,148

		1,966,195

Health Care Technology* – 0.8%
44,617	Allscripts Healthcare Solutions, Inc.	564,405
3,236	athenahealth, Inc.	486,921

		1,051,326

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.2%
19,148	Boyd Gaming Corp.	$ 722,837
19,021	Eldorado Resorts, Inc.*(a)	859,749
14,708	Hilton Grand Vacations, Inc.*	584,790
4,633	Marriott Vacations Worldwide Corp.	557,072
147	Vail Resorts, Inc.	35,396

		2,759,844

Household Durables – 0.7%
17,908	Lennar Corp. Class A	926,560

Industrial Conglomerates – 0.5%
6,325	Carlisle Cos., Inc.	679,242

Insurance – 6.3%
14,157	American Financial Group, Inc.	1,555,571
4,743	Arch Capital Group Ltd.*	372,088
5,516	Aspen Insurance Holdings Ltd.	239,395
31,367	CNO Financial Group, Inc.	627,967
4,780	Everest Re Group Ltd.	1,076,886
6,141	Primerica, Inc.	603,967
12,392	ProAssurance Corp.	475,853
7,643	The Hanover Insurance Group, Inc.	926,637
13,479	Torchmark Corp.	1,143,424
12,944	W.R. Berkley Corp.	989,828

		8,011,616

Internet & Direct Marketing Retail* – 0.1%
2,647	Liberty Expedia Holdings, Inc. Class A	114,906

Internet Software & Services – 0.3%
4,155	LogMeIn, Inc.	448,325

IT Services – 2.1%
18,384	Booz Allen Hamilton Holding Corp.	828,935
4,192	CACI International, Inc. Class A*	698,597
9,521	Leidos Holdings, Inc.	571,831
16,066	Teradata Corp.*	640,551

		2,739,914

Leisure Products – 0.6%
11,233	Brunswick Corp.	714,419

Life Sciences Tools & Services – 1.3%
11,032	PerkinElmer, Inc.	820,008
11,318	QIAGEN NV*	410,957
9,510	Syneos Health, Inc.*	408,930

		1,639,895

Machinery – 3.3%
6,656	Flowserve Corp.	275,159
17,210	ITT, Inc.	888,380
20,556	Rexnord Corp.*	599,824
14,121	Terex Corp.	558,909
20,151	The Timken Co.	953,142
28,242	Trinity Industries, Inc.	974,067

		4,249,481

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – 1.7%
15,592	GCI Liberty, Inc. Class A*	$ 651,745
26,574	Live Nation Entertainment, Inc.*	1,132,850
5,626	Nexstar Media Group, Inc. Class A	373,004

		2,157,599

Metals & Mining – 2.2%
32,475	Commercial Metals Co.	767,709
33,684	Steel Dynamics, Inc.	1,665,000
10,043	United States Steel Corp.	370,286

		2,802,995

Mortgage Real Estate Investment Trusts (REITs) – 1.7%
22,284	Granite Point Mortgage Trust, Inc.	407,574
29,860	PennyMac Mortgage Investment Trust	558,979
23,645	Starwood Property Trust, Inc.	513,333
46,114	Two Harbors Investment Corp.	717,073

		2,196,959

Multiline Retail – 0.3%
5,173	Kohl’s Corp.	345,298

Oil, Gas & Consumable Fuels – 7.0%
5,934	Delek US Holdings, Inc.	330,999
15,556	Devon Energy Corp.	646,663
3,680	Diamondback Energy, Inc.	444,397
52,071	Encana Corp.	661,302
18,570	Golar LNG Ltd.	482,449
15,297	HollyFrontier Corp.	1,180,622
29,224	Marathon Oil Corp.	626,270
9,862	PDC Energy, Inc.*	596,552
16,033	Plains GP Holdings LP Class A*	393,931
30,437	SM Energy Co.	797,449
17,413	Targa Resources Corp.	846,794
19,408	WildHorse Resource Development Corp.*	521,299
82,331	WPX Energy, Inc.*	1,499,248

		9,027,975

Pharmaceuticals* – 0.4%
11,914	Catalent, Inc.	467,744

Professional Services – 0.3%
3,567	The Dun & Bradstreet Corp.	438,063

Real Estate Management & Development – 0.5%
28,977	Kennedy-Wilson Holdings, Inc.	591,131

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – 1.2%
1,238	Knight-Swift Transportation Holdings, Inc.	$ 50,362
2,279	Landstar System, Inc.	258,438
9,347	Marten Transport Ltd.	213,112
6,692	Old Dominion Freight Line, Inc.	1,043,684

		1,565,596

Semiconductors & Semiconductor Equipment – 2.3%
62,220	Cypress Semiconductor Corp.	1,024,141
13,382	Entegris, Inc.	469,708
67,516	Marvell Technology Group Ltd.	1,454,295

		2,948,144

Software – 2.3%
7,309	CommVault Systems, Inc.*	499,570
56,645	Nuance Communications, Inc.*	765,274
23,299	SS&C Technologies Holdings, Inc.	1,186,152
12,355	Verint Systems, Inc.*	521,381

		2,972,377

Specialty Retail – 1.3%
8,021	Burlington Stores, Inc.*	1,173,071
2,923	Foot Locker, Inc.	157,754
2,630	Lithia Motors, Inc. Class A	257,083
3,108	Urban Outfitters, Inc.*	129,106

		1,717,014

Technology Hardware, Storage & Peripherals* – 0.3%
13,091	NCR Corp.	394,039

Textiles, Apparel & Luxury Goods – 1.4%
6,707	Michael Kors Holdings Ltd.*	384,915
5,308	PVH Corp.	849,280
4,524	Ralph Lauren Corp.	608,840

		1,843,035

Thrifts & Mortgage Finance – 0.6%
24,564	MGIC Investment Corp.*	255,220
14,709	Washington Federal, Inc.	477,307

		732,527

Trading Companies & Distributors* – 2.2%
21,880	Beacon Roofing Supply, Inc.	916,772
6,251	United Rentals, Inc.	997,472
32,397	Univar, Inc.	883,466

		2,797,710

Water Utilities – 0.6%
21,917	Aqua America, Inc.	760,520

TOTAL COMMON STOCKS (Cost $113,299,557)		$123,543,093

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Companies(b) – 1.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,113,383	1.674%	$ 2,113,383
(Cost $2,113,383)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $115,412,940)		$125,656,476

Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
366,260	1.674%	$ 366,260
(Cost $366,260)

TOTAL INVESTMENTS – 98.4% (Cost $115,779,200)		$126,022,736

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		2,001,581

NET ASSETS – 0 100.0%		$128,024,317

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Securities Lending — The Equity Income, Mid Cap Value, Small Cap Value, Small/Mid Cap Value Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash and/or U.S. Treasury securities collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash and/or U.S. Treasury securities collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash and/or U.S. Treasury securities collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash and/or U.S. Treasury securities received.

Each of the Equity Income, Mid Cap Value, Small Cap Value, Small/Mid Cap Value Funds and BNYM received compensation relating to the lending of the Fund’s securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2018:

EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,535,853	$—	$—
Europe	42,383,748	—	—
North America	317,391,086	—	—
Securities Lending Reinvestment Vehicle	77,500	—	—
Total	$363,388,187	$—	$—

FOCUSED VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$543,802	$—	$—
North America	7,144,981	—	—
Investment Company	105	—	—
Total	$7,688,888	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$40,294,285	$—	$—
North America	509,464,584	—	—
Investment Company	3,372,911	—	—
Total	$553,131,780	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$10,416,060	$—	$—
Europe	51,530,004	—	—
North America	1,639,142,241	—	—
Investment Company	13,308,370	—	—
Securities Lending Reinvestment Vehicle	2,013,900	—	—
Total	$1,716,410,575	$—	$—

SMALL CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$69,251,523	$—	$—
North America	6,545,355,000	—	—
Exchange Traded Fund	105,831,672	—	—
Investment Company	79,534,612	—	—
Securities Lending Reinvestment Vehicle	47,702,391	—	—
Total	$6,847,675,198	$—	$—

SMALL/MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,823,014	$—	$—
North America	121,720,079	—	—
Investment Company	2,113,383	—	—
Securities Lending Reinvestment Vehicle	366,260	—	—
Total	$126,022,736	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 26.3%
Aerospace & Defense – 0.5%
1,185	Airbus SE	$ 135,189
8,435	BAE Systems PLC	71,604
16,091	Bombardier, Inc. Class B*	60,562
3,140	CAE, Inc.	66,137
30,049	Cobham PLC*	49,636
53	Dassault Aviation SA	102,361
165	Elbit Systems Ltd.	19,780
674	General Dynamics Corp.	135,953
1,157	Harris Corp.	174,094
216	Huntington Ingalls Industries, Inc.	47,751
1,336	L3 Technologies, Inc.	264,969
16,780	Leonardo SpA	170,950
926	Lockheed Martin Corp.	291,264
18,705	Meggitt PLC	122,097
177	MTU Aero Engines AG	33,383
718	Northrop Grumman Corp.	234,966
1,174	Raytheon Co.	245,953
1,143	Rockwell Collins, Inc.	157,174
568,766	Rolls-Royce Holdings PLC*	120,244
1,211	Safran SA	144,443
8,592	Singapore Technologies Engineering Ltd.	22,269
1,047	Spirit AeroSystems Holdings, Inc. Class A	88,691
4,950	Textron, Inc.	329,571
366	Thales SA	46,547
2,213	The Boeing Co.	779,330
343	TransDigm Group, Inc.	114,600
2,387	United Technologies Corp.	297,945

		4,327,463

Air Freight & Logistics – 0.2%
4,157	Bollore SA	20,482
3,830	C.H. Robinson Worldwide, Inc.	333,210
9,342	Deutsche Post AG	354,313
1,377	Expeditors International of Washington, Inc.	102,559
742	FedEx Corp.	184,847
65,539	Royal Mail PLC	441,003
817	United Parcel Service, Inc. Class B	94,870

		1,531,284

Airlines – 0.2%
1,986	ANA Holdings, Inc.	79,741
6,143	Delta Air Lines, Inc.	332,029
9,525	Deutsche Lufthansa AG	258,498
3,816	easyJet PLC	86,559
24,544	International Consolidated Airlines Group SA	223,055
2,155	Japan Airlines Co. Ltd.	83,334
6,604	Singapore Airlines Ltd.	55,453
5,674	Southwest Airlines Co.	289,828
1,746	United Continental Holdings, Inc.*	121,504

		1,530,001

Shares	Description	Value
Common Stocks – (continued)
Auto Components – 0.2%
1,723	Aisin Seiki Co. Ltd.	$ 86,428
515	Aptiv PLC	50,212
551	Autoliv, Inc.	81,531
2,180	BorgWarner, Inc.	106,340
1,822	Bridgestone Corp.	72,919
830	Cie Generale des Etablissements Michelin SCA	107,305
381	Continental AG	96,485
1,444	Denso Corp.	70,006
1,883	Faurecia SA	159,744
715	Koito Manufacturing Co. Ltd.	52,375
1,233	Lear Corp.	244,134
1,507	Linamar Corp.	75,455
1,749	Magna International, Inc.	112,149
6,976	Minth Group Ltd.	31,923
1,131	NOK Corp.	21,164
500	Nokian Renkaat Oyj	19,374
1,716	Stanley Electric Co. Ltd.	58,239
2,231	Sumitomo Electric Industries Ltd.	33,556
2,000	Sumitomo Rubber Industries Ltd.	33,442
2,453	The Goodyear Tire & Rubber Co.	59,927
4,619	The Yokohama Rubber Co. Ltd.	100,119
1,503	Toyota Industries Corp.	87,458

		1,760,285

Automobiles – 0.3%
616	Bayerische Motoren Werke AG	61,553
1,203	Daimler AG	86,905
1,326	Ferrari NV	173,340
10,209	Fiat Chrysler Automobiles NV*	231,386
31,031	Ford Motor Co.	358,408
1,329	General Motors Co.	56,748
3,036	Harley-Davidson, Inc.	124,719
5,399	Honda Motor Co. Ltd.	171,338
1,475	Isuzu Motors Ltd.	19,689
11,235	Mazda Motor Corp.	140,922
5,197	Nissan Motor Co. Ltd.	51,544
7,441	Peugeot SA	174,011
517	Renault SA	50,134
1,687	Subaru Corp.	51,447
1,742	Suzuki Motor Corp.	99,823
326	Tesla, Inc.*(a)	92,822
6,247	Toyota Motor Corp.	396,229
160	Volkswagen AG	29,632
3,102	Yamaha Motor Co. Ltd.	89,423

		2,460,073

Banks – 1.6%
4,553	ABN AMRO Group NV(b)	118,102
3,844	AIB Group PLC	21,004
1,053	Aozora Bank Ltd.	41,568
10,917	Australia & New Zealand Banking Group Ltd.	224,363

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
24,225	Banco Bilbao Vizcaya Argentaria SA	$ 166,371
37,761	Banco de Sabadell SA	63,796
40,881	Banco Santander SA	222,328
6,651	Bank Hapoalim BM	45,893
15,743	Bank Leumi Le-Israel BM	98,124
39,007	Bank of America Corp.	1,132,763
12,237	Bank of Ireland Group PLC	100,985
1,672	Bank of Montreal	129,520
17,850	Bank of Queensland Ltd.	136,277
3,984	Bankinter SA	38,536
14,647	Barclays PLC	38,364
4,121	BB&T Corp.	216,353
17,376	Bendigo & Adelaide Bank Ltd.	140,945
3,747	BNP Paribas SA	232,823
13,830	BOC Hong Kong Holdings Ltd.	69,228
6,852	CaixaBank SA	29,484
967	Canadian Imperial Bank of Commerce	84,424
839	CIT Group, Inc.	41,891
6,121	Citigroup, Inc.	408,209
4,437	Citizens Financial Group, Inc.	181,251
962	Comerica, Inc.	90,707
6,202	Commerzbank AG*	63,358
3,456	Commonwealth Bank of Australia	180,722
8,734	Credit Agricole SA	120,104
4,699	Danske Bank A/S	155,906
9,078	DBS Group Holdings Ltd.	191,005
1,965	DNB ASA	35,219
356	East West Bancorp, Inc.	24,735
1,120	Erste Groupe Bank AG*	46,383
8,412	Fifth Third Bancorp	257,239
404	First Republic Bank	40,238
4,342	Fukuoka Financial Group, Inc.	23,140
5,356	Hang Seng Bank Ltd.	133,536
71,169	HSBC Holdings PLC	681,241
8,182	Huntington Bancshares, Inc.	121,666
15,549	ING Groep NV	226,467
76,138	Intesa Sanpaolo SpA	224,694
33,599	Intesa Sanpaolo SpA RSP	101,265
3,047	Japan Post Bank Co. Ltd.	38,013
14,727	JPMorgan Chase & Co.	1,575,936
980	KBC Group NV	75,344
2,729	KeyCorp	53,052
207,101	Lloyds Banking Group PLC	173,710
486	M&T Bank Corp.	83,631
5,206	Mediobanca Banca di Credito Finanziario SpA	49,118
24,678	Mitsubishi UFJ Financial Group, Inc.	148,764
2,319	Mizrahi Tefahot Bank Ltd.	44,287
54,426	Mizuho Financial Group, Inc.	94,692
6,554	National Australia Bank Ltd.	132,114
2,190	National Bank of Canada	104,754
9,462	Nordea Bank AB	90,997
21,878	Oversea-Chinese Banking Corp. Ltd.	203,980

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
2,620	People’s United Financial, Inc.	$ 48,234
3,403	Raiffeisen Bank International AG*	107,090
6,679	Regions Financial Corp.	121,825
7,526	Resona Holdings, Inc.	41,811
5,184	Royal Bank of Canada	391,819
18,663	Royal Bank of Scotland Group PLC*	68,143
2,594	Shinsei Bank Ltd.	40,870
2,945	Skandinaviska Enskilda Banken AB	26,526
3,545	Societe Generale SA	153,011
3,513	Standard Chartered PLC	35,177
4,311	Sumitomo Mitsui Financial Group, Inc.	177,731
730	Sumitomo Mitsui Trust Holdings, Inc.	30,378
3,387	SunTrust Banks, Inc.	228,656
2,514	Svenska Handelsbanken AB Class A	27,541
1,468	Swedbank AB Class A	30,518
30,780	The Bank of East Asia Ltd.	127,423
416	The Bank of Kyoto Ltd.	21,695
4,185	The Bank of Nova Scotia	252,533
2,840	The Chiba Bank Ltd.	21,822
2,732	The PNC Financial Services Group, Inc.	391,796
6,096	The Toronto-Dominion Bank	355,906
4,509	U.S. Bancorp	225,405
7,618	UniCredit SpA	126,374
9,016	United Overseas Bank Ltd.	188,682
17,726	Wells Fargo & Co.	957,027
9,483	Westpac Banking Corp.	200,434
3,290	Yamaguchi Financial Group, Inc.	39,585
1,285	Zions Bancorporation	70,431

		14,077,062

Beverages – 0.5%
643	Anheuser-Busch InBev SA	60,303
3,212	Asahi Group Holdings Ltd.	167,495
3,774	Brown-Forman Corp. Class B	213,457
3,500	Carlsberg A/S Class B	388,701
1,381	Coca-Cola Bottlers Japan Holdings, Inc.	58,002
4,301	Coca-Cola European Partners PLC	163,309
3,368	Coca-Cola HBC AG*	114,962
971	Constellation Brands, Inc. Class A	216,611
7,706	Davide Campari-Milano SpA	57,535
6,349	Diageo PLC	233,283
897	Dr. Pepper Snapple Group, Inc.	107,012
3,408	Heineken Holding NV	331,998
1,015	Heineken NV	101,576
5,599	Kirin Holdings Co. Ltd.	158,611
4,849	Molson Coors Brewing Co. Class B	298,941
4,723	Monster Beverage Corp.*	241,629
6,420	PepsiCo, Inc.	643,605

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Beverages – (continued)
888	Pernod Ricard SA	$ 148,974
355	Remy Cointreau SA	52,506
4,311	Suntory Beverage & Food Ltd.	191,050
10,857	The Coca-Cola Co.	466,851
6,401	Treasury Wine Estates Ltd.	79,964

		4,496,375

Biotechnology – 0.4%
4,758	AbbVie, Inc.	470,756
1,080	Alkermes PLC*	50,976
433	Alnylam Pharmaceuticals, Inc.*	43,070
2,636	Amgen, Inc.	473,478
1,231	Biogen, Inc.*	361,865
3,074	Celgene Corp.*	241,862
1,920	CSL Ltd.	269,509
6,245	Gilead Sciences, Inc.	420,913
68	Regeneron Pharmaceuticals, Inc.*	20,422
3,261	Seattle Genetics, Inc.*	197,258
7,096	Shire PLC	387,429
3,617	United Therapeutics Corp.*	385,500
2,438	Vertex Pharmaceuticals, Inc.*	375,452

		3,698,490

Building Products – 0.2%
1,354	A.O. Smith Corp.	85,397
1,102	Allegion PLC	84,226
1,881	Asahi Glass Co. Ltd.	76,740
1,388	Assa Abloy AB Class B	29,840
1,999	Cie de Saint-Gobain	100,102
472	Daikin Industries Ltd.	54,315
2,784	Fortune Brands Home & Security, Inc.	156,377
107	Geberit AG	46,369
848	Johnson Controls International PLC	28,459
1,325	Lennox International, Inc.	269,386
2,306	LIXIL Group Corp.	50,782
4,774	Masco Corp.	177,927
3,922	Owens Corning	247,949
671	TOTO Ltd.	34,984

		1,442,853

Capital Markets – 0.8%
20,020	3i Group PLC	253,275
1,028	Ameriprise Financial, Inc.	142,512
452	Amundi SA(b)	33,040
1,815	ASX Ltd.	82,914
442	BlackRock, Inc.	236,130
1,391	Brookfield Asset Management, Inc. Class A	55,475
1,337	Cboe Global Markets, Inc.	130,438
8,474	CI Financial Corp.	164,304
1,516	CME Group, Inc.	246,956
4,612	Credit Suisse Group AG*	70,713
4,937	Daiwa Securities Group, Inc.	28,545
554	Deutsche Boerse AG	74,003
1,803	E*TRADE Financial Corp.*	114,220
3,583	Eaton Vance Corp.	192,765

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – (continued)
1,063	Franklin Resources, Inc.	$ 35,685
19,067	Hargreaves Lansdown PLC	482,470
4,915	Hong Kong Exchanges & Clearing Ltd.	158,098
1,186	IGM Financial, Inc.	35,051
2,161	Intercontinental Exchange, Inc.	153,193
5,295	Invesco Ltd.	144,659
13,176	Investec PLC	97,152
1,294	Japan Exchange Group, Inc.	24,496
1,024	Julius Baer Group Ltd.*	59,874
93,095	Kingston Financial Group Ltd.	32,544
2,536	London Stock Exchange Group PLC	150,752
930	Macquarie Group Ltd.	80,133
1,257	Moody’s Corp.	214,407
7,183	Morgan Stanley	360,156
3,132	MSCI, Inc.	509,169
1,510	Nasdaq, Inc.	138,709
12,110	Natixis SA	87,645
9,976	Nomura Holdings, Inc.	51,422
537	Northern Trust Corp.	55,053
431	Partners Group Holding AG	311,498
580	Raymond James Financial, Inc.	56,005
3,024	S&P Global, Inc.	597,240
2,933	SBI Holdings, Inc.	79,611
1,966	Schroders PLC	84,437
3,855	SEI Investments Co.	245,872
52,942	Singapore Exchange Ltd.	285,747
2,819	St. James’s Place PLC	44,582
1,512	State Street Corp.	145,318
2,751	T. Rowe Price Group, Inc.	334,026
1,898	TD Ameritrade Holding Corp.	112,362
4,507	The Bank of New York Mellon Corp.	246,758
3,442	The Charles Schwab Corp.	191,444
615	Thomson Reuters Corp.	23,910
7,749	UBS Group AG*	116,974

		7,571,742

Chemicals – 0.5%
611	Air Liquide SA	75,433
432	Air Products & Chemicals, Inc.	69,729
1,175	Air Water, Inc.	22,783
1,142	Akzo Nobel NV	100,259
3,327	Arkema SA	405,779
4,293	Asahi Kasei Corp.	58,693
1,139	Axalta Coating Systems Ltd.*	35,434
1,224	BASF SE	120,852
480	Celanese Corp. Series A	54,202
5,561	CF Industries Holdings, Inc.	228,780
859	Chr Hansen Holding A/S	82,483
2,540	Clariant AG*	61,321
2,436	Covestro AG(b)	221,926
2,033	Croda International PLC	125,802
1,934	Daicel Corp.	21,794
3,655	DowDuPont, Inc.	234,322
2,652	Eastman Chemical Co.	276,630

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
676	Ecolab, Inc.	$ 96,404
64	EMS-Chemie Holding AG	39,981
757	Evonik Industries AG	26,557
588	Frutarom Industries Ltd.	57,472
44	Givaudan SA	98,049
292	International Flavors & Fragrances, Inc.	35,662
1,227	JSR Corp.	23,841
2,327	Kaneka Corp.	23,885
1,088	Kansai Paint Co. Ltd.	23,271
1,013	Koninklijke DSM NV	100,926
2,094	Kuraray Co. Ltd.	31,963
322	LANXESS AG	25,461
290	Linde AG	66,269
1,587	LyondellBasell Industries NV Class A	177,934
11,481	Mitsubishi Chemical Holdings Corp.	105,732
1,891	Mitsubishi Gas Chemical Co., Inc.	48,028
2,131	Mitsui Chemicals, Inc.	61,390
2,113	Monsanto Co.	269,323
740	Nissan Chemical Industries Ltd.	34,647
1,285	Novozymes A/S Class B	65,545
514	Nutrien Ltd.	26,009
3,181	Orica Ltd.	42,402
902	PPG Industries, Inc.	91,030
863	Praxair, Inc.	134,852
497	Shin-Etsu Chemical Co. Ltd.	49,421
13	Sika AG	103,968
184	Solvay SA	24,662
8,509	Sumitomo Chemical Co. Ltd.	51,221
396	Symrise AG	32,141
2,992	Teijin Ltd.	57,824
358	The Sherwin-Williams Co.	135,772
5,058	Toray Industries, Inc.	41,275
2,381	Tosoh Corp.	41,545
1,366	Umicore SA	77,056
609	W.R. Grace & Co.	43,598

		4,561,338

Commercial Services & Supplies – 0.2%
3,152	Babcock International Group PLC	34,872
9,215	Brambles Ltd.	62,754
863	Cintas Corp.	157,282
1,467	Dai Nippon Printing Co. Ltd.	31,448
1,032	Edenred	33,096
2,312	ISS A/S	79,083
855	Park24 Co. Ltd.	23,048
1,190	Republic Services, Inc.	80,242
8,933	Rollins, Inc.	444,595
611	Secom Co. Ltd.	45,431
3,467	Securitas AB Class B	55,856
1,084	Societe BIC SA	105,435
490	Sohgo Security Services Co. Ltd.	22,350
2,368	Stericycle, Inc.*	150,368
3,389	Toppan Printing Co. Ltd.	27,555
2,100	Waste Connections, Inc.	161,448
2,265	Waste Management, Inc.	187,338

		1,702,201

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – 0.2%
507	Arista Networks, Inc.*	$ 127,541
15,255	Cisco Systems, Inc.	651,541
3,506	CommScope Holding Co., Inc.*	102,796
2,311	F5 Networks, Inc.*	400,057
9,881	Juniper Networks, Inc.	263,230
1,334	Motorola Solutions, Inc.	143,191
504	Palo Alto Networks, Inc.*	104,877
19,326	Telefonaktiebolaget LM Ericsson Class B	140,290

		1,933,523

Construction & Engineering – 0.2%
2,794	ACS Actividades de Construccion y Servicios SA	116,387
744	Bouygues SA	34,355
1,380	CIMIC Group Ltd.	42,919
2,352	Eiffage SA	264,930
5,479	Ferrovial SA	112,005
5,401	Fluor Corp.	263,245
267	HOCHTIEF AG	48,930
4,443	Jacobs Engineering Group, Inc.	287,906
1,062	JGC Corp.	22,072
11,931	Kajima Corp.	97,079
9,733	Obayashi Corp.	97,924
6,327	Shimizu Corp.	61,682
532	SNC-Lavalin Group, Inc.	23,207
2,108	Taisei Corp.	115,495
2,101	Vinci SA	206,640

		1,794,776

Construction Materials – 0.0%
9,383	Boral Ltd.	44,358
1,961	CRH PLC	72,357
1,466	HeidelbergCement AG	129,519
581	Imerys SA	49,522
3,715	James Hardie Industries PLC	62,051
485	LafargeHolcim Ltd.*	24,912
808	Taiheiyo Cement Corp.	29,754

		412,473

Consumer Finance – 0.1%
998	AEON Financial Service Co. Ltd.	23,210
9,382	Ally Financial, Inc.	240,648
2,914	American Express Co.	286,446
1,929	Capital One Financial Corp.	181,326
2,986	Credit Saison Co. Ltd.	49,335
2,380	Discover Financial Services	175,787
5,706	Synchrony Financial	197,599

		1,154,351

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 0.1%
3,014	Amcor Ltd.	$ 31,984
1,379	Avery Dennison Corp.	144,836
4,338	Ball Corp.	160,289
2,106	Crown Holdings, Inc.*	91,274
628	International Paper Co.	33,598
373	Packaging Corp. of America	43,828
1,396	Sealed Air Corp.	60,810
3,509	Toyo Seikan Group Holdings Ltd.	58,694
3,584	WestRock Co.	211,026

		836,339

Distributors – 0.1%
1,849	Genuine Parts Co.	167,871
6,027	Jardine Cycle & Carriage Ltd.	154,587
4,203	LKQ Corp.*	133,529

		455,987

Diversified Consumer Services – 0.0%
801	Benesse Holdings, Inc.	29,030
13,563	H&R Block, Inc.	372,304

		401,334

Diversified Financial Services – 0.4%
38,761	AMP Ltd.	114,042
6,121	Berkshire Hathaway, Inc. Class B*	1,172,355
38,669	Element Fleet Management Corp.	161,941
1,816	Eurazeo SA	142,062
1,908	EXOR NV	138,577
197,563	First Pacific Co. Ltd.	99,307
422	Groupe Bruxelles Lambert SA	44,630
4,639	Industrivarden AB Class C	97,457
2,186	Investor AB Class B	90,583
9,464	Jefferies Financial Group, Inc.	207,072
2,753	Kinnevik AB Class B	95,923
1,234	L E Lundbergforetagen AB Class B	39,851
9,179	Mitsubishi UFJ Lease & Finance Co. Ltd.	54,629
6,757	Onex Corp.	485,018
4,807	ORIX Corp.	80,298
1,413	Pargesa Holding SA	123,862
16,346	Standard Life Aberdeen PLC	76,040
419	Wendel SA	55,300

		3,278,947

Diversified Telecommunication Services – 0.3%
17,339	AT&T, Inc.	560,396
691	BCE, Inc.	28,784
64,580	Bezeq The Israeli Telecommunication Corp. Ltd.	78,944
14,484	BT Group PLC	39,282
1,432	CenturyLink, Inc.	26,091
3,789	Deutsche Telekom AG	58,696
786	Elisa Oyj	35,214
26,268	HKT Trust and HKT Ltd.	32,945

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
109	Iliad SA	$ 18,447
7,475	Koninklijke KPN NV	20,308
4,218	Nippon Telegraph & Telephone Corp.	197,052
3,302	Orange SA	56,830
274,654	PCCW Ltd.	161,459
1,051	Proximus SADP	28,122
10,320	Singapore Telecommunications Ltd.	25,273
16,532	Spark New Zealand Ltd.	42,262
153	Swisscom AG	68,263
11,265	TDC A/S*	88,752
111,308	Telecom Italia SpA*	89,573
133,676	Telecom Italia SpA RSP	93,678
6,216	Telefonica Deutschland Holding AG	26,263
13,421	Telefonica SA	118,383
3,827	Telenor ASA	78,832
8,289	Telia Co. AB	38,865
10,275	Telstra Corp. Ltd.	21,711
1,235	TELUS Corp.	43,424
4,938	TPG Telecom Ltd.	20,760
9,223	Verizon Communications, Inc.	439,660
1,722	Zayo Group Holdings, Inc.*	59,926

		2,598,195

Electric Utilities – 0.4%
2,445	Alliant Energy Corp.	101,272
2,410	American Electric Power Co., Inc.	163,759
45,702	AusNet Services	55,999
1,705	Chubu Electric Power Co., Inc.	26,378
2,701	CK Infrastructure Holdings Ltd.	20,338
4,091	CLP Holdings Ltd.	42,954
2,538	Duke Energy Corp.	195,832
560	Edison International	34,810
6,836	EDP - Energias de Portugal SA	26,737
5,022	Electricite de France SA	66,651
801	Emera, Inc.	25,020
1,442	Endesa SA	31,815
24,646	Enel SpA	135,450
1,260	Entergy Corp.	101,947
2,277	Eversource Energy	129,971
7,695	Exelon Corp.	318,496
11,459	FirstEnergy Corp.	394,419
1,434	Fortis, Inc.	45,820
4,247	Fortum Oyj	99,694
101,234	HK Electric Investments & HK Electric Investments Ltd.(b)	97,837
1,977	Hydro One Ltd.(b)	29,672
10,376	Iberdrola SA	73,684
2,790	Kyushu Electric Power Co., Inc.	32,956
24,980	Mercury NZ Ltd.	56,335
1,793	NextEra Energy, Inc.	297,297
1,527	OGE Energy Corp.	53,476
1,683	Orsted A/S(b)	100,721

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – (continued)
2,788	PG&E Corp.	$ 120,804
773	Pinnacle West Capital Corp.	61,538
4,978	Power Assets Holdings Ltd.	34,622
2,203	PPL Corp.	60,186
3,390	SSE PLC	61,581
4,676	Terna Rete Elettrica Nazionale SpA	24,757
2,554	The Chugoku Electric Power Co., Inc.	33,333
12,562	The Kansai Electric Power Co., Inc.	180,511
2,250	The Southern Co.	101,025
2,189	Tohoku Electric Power Co., Inc.	27,907
31,593	Tokyo Electric Power Co. Holdings., Inc*	149,698
927	Westar Energy, Inc.	52,561
3,176	Xcel Energy, Inc.	144,571

		3,812,434

Electrical Equipment – 0.2%
2,427	ABB Ltd.	54,906
2,238	Acuity Brands, Inc.	264,643
2,324	AMETEK, Inc.	169,722
2,480	Eaton Corp. PLC	189,918
1,565	Emerson Electric Co.	110,865
945	Legrand SA	71,262
2,082	Mitsubishi Electric Corp.	29,506
619	Nidec Corp.	95,570
666	nVent Electric PLC*	18,035
351	OSRAM Licht AG	20,705
2,843	Prysmian SpA	79,551
525	Rockwell Automation, Inc.	92,090
834	Schneider Electric SE	72,095
1,209	Sensata Technologies Holding PLC*	61,768
1,735	Vestas Wind Systems A/S	113,681

		1,444,317

Electronic Equipment, Instruments & Components – 0.2%
1,884	Amphenol Corp. Class A	163,776
687	Arrow Electronics, Inc.*	50,920
1,062	Avnet, Inc.	40,483
2,723	CDW Corp.	217,976
2,220	Cognex Corp.	101,476
2,085	Corning, Inc.	56,650
3,046	Flex Ltd.*	42,309
2,161	FLIR Systems, Inc.	116,478
1,992	Hamamatsu Photonics KK	86,201
283	Hirose Electric Co. Ltd.	36,732
30,597	Hitachi Ltd.	222,770
1,998	Ingenico Group SA	160,005
408	IPG Photonics Corp.*	98,438
312	Keyence Corp.	190,571
1,392	Kyocera Corp.	82,147
158	Murata Manufacturing Co. Ltd.	23,386
2,616	Nippon Electric Glass Co. Ltd.	70,691
2,169	Omron Corp.	113,366
901	Shimadzu Corp.	24,770

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
1,814	TE Connectivity Ltd.	$ 168,847
1,121	Trimble, Inc.*	37,060
1,225	Yaskawa Electric Corp.	49,112
2,373	Yokogawa Electric Corp.	43,139

		2,197,303

Energy Equipment & Services – 0.0%
389	Apergy Corp.*	16,801
738	Halliburton Co.	36,708
6,421	National Oilwell Varco, Inc.	265,958
1,273	Schlumberger Ltd.	87,417

		406,884

Equity Real Estate Investment Trusts (REITs) – 0.5%
836	Alexandria Real Estate Equities, Inc.	104,433
1,481	American Tower Corp.	204,926
22,935	Ascendas Real Estate Investment Trust	45,319
383	AvalonBay Communities, Inc.	63,402
359	Boston Properties, Inc.	43,715
1,213	Camden Property Trust	106,744
38,276	CapitaLand Commercial Trust	48,793
54,658	CapitaLand Mall Trust	84,481
3,770	Colony NorthStar, Inc. Class A	22,205
1,742	Crown Castle International Corp.	181,429
17	Daiwa House REIT Investment Corp.	40,039
4,704	Dexus	35,090
526	Digital Realty Trust, Inc.	56,534
1,649	Duke Realty Corp.	46,370
325	Equinix, Inc.	128,976
1,337	Equity Residential	85,555
311	Essex Property Trust, Inc.	74,338
829	Extra Space Storage, Inc.	79,791
196	Federal Realty Investment Trust	23,302
747	Fonciere Des Regions	77,869
653	Gecina SA	112,895
9,524	Goodman Group	67,125
1,464	H&R Real Estate Investment Trust	22,819
7,251	Hammerson PLC	52,671
1,007	HCP, Inc.	24,138
9,339	Host Hotels & Resorts, Inc.	202,003
798	ICADE	74,121
1,535	Invitation Homes, Inc.	33,785
731	Iron Mountain, Inc.	24,335
13	Japan Prime Realty Investment Corp.	47,192
7	Japan Real Estate Investment Corp.	36,683
23	Japan Retail Fund Investment Corp.	41,710
1,038	Klepierre SA	40,433
3,410	Land Securities Group PLC	42,090
1,355	Liberty Property Trust	59,905

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
12,382	Link REIT	$ 109,094
1,246	Mid-America Apartment Communities, Inc.	116,576
17,738	Mirvac Group	30,786
664	National Retail Properties, Inc.	27,510
7	Nippon Building Fund, Inc.	39,192
22	Nippon Prologis REIT, Inc.	45,851
19	Nomura Real Estate Master Fund, Inc.	26,606
2,160	Prologis, Inc.	138,996
233	Public Storage	49,359
820	Realty Income Corp.	43,706
393	Regency Centers Corp.	22,825
1,251	RioCan Real Estate Investment Trust	22,722
871	SBA Communications Corp.*	137,679
7,784	Scentre Group	24,582
15,243	Segro PLC	132,470
276	Simon Property Group, Inc.	44,221
514	SL Green Realty Corp.	50,125
1,180	SmartCentres Real Estate Investment Trust	26,774
7,154	Stockland	22,436
25,680	Suntec Real Estate Investment Trust	34,418
5,457	The British Land Co. PLC	49,125
8,473	The GPT Group	32,148
1,681	UDR, Inc.	61,306
196	Unibail-Rodamco SE	44,129
39	United Urban Investment Corp.	59,735
1,595	Ventas, Inc.	87,183
11,198	VEREIT, Inc.	80,178
13,371	Vicinity Centres	26,964
648	Vornado Realty Trust	45,172
869	Welltower, Inc.	50,098
1,990	Weyerhaeuser Co.	74,287

		4,191,469

Food & Staples Retailing – 0.8%
4,939	AEON Co. Ltd.	97,732
829	Alimentation Couche-Tard, Inc. Class B	34,615
3,041	Carrefour SA	54,814
576	Colruyt SA	30,559
3,192	Costco Wholesale Corp.	632,782
21,929	Empire Co. Ltd. Class A	422,141
1,551	FamilyMart UNY Holdings Co. Ltd.	160,674
2,163	George Weston Ltd.	175,579
1,271	ICA Gruppen AB	39,226
49,856	J Sainsbury PLC	210,834
8,360	Jeronimo Martins SGPS SA	131,217
16,601	Koninklijke Ahold Delhaize NV	381,373
2,377	Lawson, Inc.	154,625
3,170	Loblaw Cos. Ltd.	163,928
11,851	METRO AG	159,373
2,075	Metro, Inc.	68,462
1,928	Seven & i Holdings Co. Ltd.	85,277
4,440	Sundrug Co. Ltd.	201,336

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
8,290	Sysco Corp.	$ 539,099
79,068	Tesco PLC	258,097
15,971	The Kroger Co.	388,574
1,061	Tsuruha Holdings, Inc.	157,361
6,781	Walgreens Boots Alliance, Inc.	423,067
12,913	Walmart, Inc.	1,065,839
7,089	Wesfarmers Ltd.	243,908
55,897	Wm Morrison Supermarkets PLC	182,411
18,012	Woolworths Group Ltd.	386,833

		6,849,736

Food Products – 0.6%
7,009	Ajinomoto Co., Inc.	133,559
7,268	Archer-Daniels-Midland Co.	317,757
4,229	Associated British Foods PLC	148,882
147	Barry Callebaut AG	257,484
1,070	Bunge Ltd.	74,419
4,410	Calbee, Inc.	160,420
1,929	Campbell Soup Co.(a)	64,892
5	Chocoladefabriken Lindt & Spruengli AG	101,207
2,475	Conagra Brands, Inc.	91,723
3,112	Danone SA	238,307
2,482	General Mills, Inc.	104,964
560,343	Golden Agri-Resources Ltd.	131,668
2,681	Hormel Foods Corp.(a)	96,221
2,045	Ingredion, Inc.	227,793
1,052	Kellogg Co.	67,738
546	Kerry Group PLC Class A	57,543
2,698	Kikkoman Corp.	126,838
8,224	Marine Harvest ASA	164,537
487	McCormick & Co., Inc.	49,187
1,950	MEIJI Holdings Co. Ltd.	165,600
2,216	Mondelez International, Inc. Class A	87,022
8,181	Nestle SA	618,340
2,615	Nisshin Seifun Group, Inc.	55,066
638	Nissin Foods Holdings Co. Ltd.	47,365
12,174	Orkla ASA	109,812
3,979	Saputo, Inc.	138,280
3,162	The Hershey Co.	284,706
2,158	The J.M. Smucker Co.	231,985
1,681	The Kraft Heinz Co.	96,624
1,029	Toyo Suisan Kaisha Ltd.	36,611
4,714	Tyson Foods, Inc. Class A	318,054
90,939	WH Group Ltd.(b)	93,169
743	Yakult Honsha Co. Ltd.	48,746
6,942	Yamazaki Baking Co. Ltd.	150,013

		5,096,532

Gas Utilities – 0.1%
3,639	APA Group	23,866
1,107	Atmos Energy Corp.	98,756
1,672	Gas Natural SDG SA	41,043
57,170	Hong Kong & China Gas Co. Ltd.	123,299
6,687	Osaka Gas Co. Ltd.	145,598
1,411	Tokyo Gas Co. Ltd.	38,369
5,075	UGI Corp.	256,135

		727,066

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 0.7%
5,953	Abbott Laboratories	$ 366,288
1,548	Align Technology, Inc.*	513,859
2,702	Baxter International, Inc.	191,410
1,067	Becton Dickinson & Co.	236,436
1,621	BioMerieux	142,443
4,451	Boston Scientific Corp.*	135,266
2,487	Cochlear Ltd.	368,089
1,033	Coloplast A/S Class B	98,152
1,952	Danaher Corp.	193,794
884	DENTSPLY SIRONA, Inc.	38,728
2,046	Edwards Lifesciences Corp.*	280,936
505	Essilor International Cie Generale d’Optique SA	69,110
10,193	Fisher & Paykel Healthcare Corp. Ltd.	94,533
5,044	Getinge AB Class B	48,971
997	Hologic, Inc.*	37,776
4,195	Hoya Corp.	248,437
1,855	IDEXX Laboratories, Inc.*	386,229
597	Intuitive Surgical, Inc.*	274,423
4,136	Koninklijke Philips NV	170,328
2,302	Medtronic PLC	198,709
3,517	Olympus Corp.	124,273
805	ResMed, Inc.	82,762
16,117	Smith & Nephew PLC	292,485
658	Sonova Holding AG	114,932
277	Straumann Holding AG	182,704
1,628	Stryker Corp.	283,304
1,934	Sysmex Corp.	173,591
354	Teleflex, Inc.	94,575
2,056	Terumo Corp.	121,662
422	The Cooper Cos., Inc.	95,503
1,393	Varian Medical Systems, Inc.*	164,193
1,757	William Demant Holding A/S*	63,973
658	Zimmer Biomet Holdings, Inc.	73,374

		5,961,248

Health Care Providers & Services – 0.6%
1,137	Aetna, Inc.	200,260
5,518	Alfresa Holdings Corp.	139,060
768	AmerisourceBergen Corp.	63,084
1,746	Anthem, Inc.	386,599
2,094	Cardinal Health, Inc.	109,076
2,504	Centene Corp.*	293,369
1,587	Cigna Corp.	268,790
5,018	CVS Health Corp.	318,091
2,001	DaVita, Inc.*	133,747
5,765	Envision Healthcare Corp.*	247,203
4,148	Express Scripts Holding Co.*	314,460
1,398	Fresenius Medical Care AG & Co. KGaA	139,590
1,695	Fresenius SE & Co. KGaA	130,150
1,558	HCA Healthcare, Inc.	160,692
2,177	Henry Schein, Inc.*	150,648

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
1,257	Humana, Inc.	$ 365,762
1,113	Laboratory Corp. of America Holdings*	200,997
1,310	McKesson Corp.	185,941
20,585	Mediclinic International PLC	166,937
2,532	Medipal Holdings Corp.	58,198
1,131	Quest Diagnostics, Inc.	120,485
927	Ramsay Health Care Ltd.	42,917
8,910	Ryman Healthcare Ltd.	70,968
5,510	Sonic Healthcare Ltd.	97,907
4,549	Suzuken Co. Ltd.	203,318
4,660	UnitedHealth Group, Inc.	1,125,437
699	Universal Health Services, Inc. Class B	80,371

		5,774,057

Health Care Technology – 0.0%
1,241	Cerner Corp.*	74,063
2,418	M3, Inc.	100,658
969	Veeva Systems, Inc. Class A*	74,962

		249,683

Hotels, Restaurants & Leisure – 0.7%
1,167	Accor SA	63,895
3,787	Aramark	147,011
9,543	Aristocrat Leisure Ltd.	215,736
3,584	Carnival Corp.	223,212
1,714	Carnival PLC	109,828
14,683	Compass Group PLC	315,522
5,388	Crown Resorts Ltd.	54,056
1,214	Darden Restaurants, Inc.	106,116
1,981	Domino’s Pizza, Inc.	498,182
7,762	Flight Centre Travel Group Ltd.	360,967
9,745	Galaxy Entertainment Group Ltd.	85,404
69,250	Genting Singapore PLC	64,997
1,710	Hilton Worldwide Holdings, Inc.	138,014
1,788	InterContinental Hotels Group PLC	114,334
1,478	Las Vegas Sands Corp.	119,142
1,756	Marriott International, Inc. Class A	237,692
2,948	McDonald’s Corp.	471,709
2,051	McDonald’s Holdings Co. Japan Ltd.	103,127
1,620	Melco Resorts & Entertainment Ltd. ADR	52,909
16,121	MGM China Holdings Ltd.	46,603
1,285	MGM Resorts International	40,413
1,436	Oriental Land Co. Ltd.	146,725
246	Paddy Power Betfair PLC	29,909
2,944	Royal Caribbean Cruises Ltd.	309,061
7,989	Sands China Ltd.	47,601
29,593	Shangri-La Asia Ltd.	58,911
365,294	SJM Holdings Ltd.	521,751
187	Sodexo SA	18,183
4,303	Starbucks Corp.	243,851
11,539	Tabcorp Holdings Ltd.	38,034
4,602	TUI AG	106,773

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
262	Vail Resorts, Inc.	$ 63,087
2,128	Wyndham Worldwide Corp.	230,760
31,569	Wynn Macau Ltd.	119,698
509	Wynn Resorts Ltd.	99,769
4,928	Yum! Brands, Inc.	400,794

		6,003,776

Household Durables – 0.3%
11,138	Barratt Developments PLC	80,714
5,641	Berkeley Group Holdings PLC	318,150
1,747	D.R. Horton, Inc.	73,741
5,695	Electrolux AB Series B	140,578
1,003	Garmin Ltd.	60,270
2,416	Husqvarna AB Class B	23,762
630	Leggett & Platt, Inc.	26,019
1,568	Lennar Corp. Class A	81,128
286	Mohawk Industries, Inc.*	58,355
4,909	Nikon Corp.	79,389
66	NVR, Inc.*	197,376
7,810	Panasonic Corp.	105,900
4,757	Persimmon PLC	178,989
6,697	PulteGroup, Inc.	202,584
336	Rinnai Corp.	32,003
1,885	SEB SA	340,553
2,616	Sekisui Chemical Co. Ltd.	42,849
3,048	Sekisui House Ltd.	54,176
4,970	Sony Corp.	234,479
67,647	Taylor Wimpey PLC	170,805
35,310	Techtronic Industries Co. Ltd.	210,056
5,269	Toll Brothers, Inc.	208,073
161	Whirlpool Corp.	23,305

		2,943,254

Household Products – 0.2%
1,274	Church & Dwight Co., Inc.	59,814
7,308	Colgate-Palmolive Co.	461,062
821	Essity AB Class B	20,844
702	Henkel AG & Co. KGaA	83,498
2,637	Kimberly-Clark Corp.	265,941
13,451	Lion Corp.	245,130
764	Reckitt Benckiser Group PLC	58,479
932	Spectrum Brands Holdings, Inc.(a)	74,271
2,647	The Clorox Co.	319,837
6,069	The Procter & Gamble Co.	444,069
3,231	Unicharm Corp.	99,973

		2,132,918

Independent Power and Renewable Electricity Producers – 0.1%
13,464	AES Corp.	171,666
3,886	Electric Power Development Co. Ltd.	102,961
26,477	Meridian Energy Ltd.	55,254
29,053	Vistra Energy Corp.*	712,670

		1,042,551

Shares	Description	Value
Common Stocks – (continued)
Industrial Conglomerates – 0.2%
2,909	3M Co.	$ 573,742
10,011	CK Hutchison Holdings Ltd.	112,726
514	DCC PLC	49,231
6,174	General Electric Co.	86,930
2,111	Honeywell International, Inc.	312,238
1,508	Jardine Matheson Holdings Ltd.	93,758
727	Jardine Strategic Holdings Ltd.	25,982
1,316	Keihan Holdings Co. Ltd.	44,462
13,059	Keppel Corp. Ltd.	74,863
30,405	NWS Holdings Ltd.	56,431
618	Roper Technologies, Inc.	170,438
731	Siemens AG	95,271
1,522	Smiths Group PLC	35,566

		1,731,638

Insurance – 1.1%
12,693	Admiral Group PLC	324,611
23,103	Aegon NV	143,600
6,416	Aflac, Inc.	289,105
2,008	Ageas	101,586
37,995	AIA Group Ltd.	346,799
75	Alleghany Corp.	42,792
1,725	Allianz SE	355,406
1,444	American Financial Group, Inc.	158,667
1,934	American International Group, Inc.	102,096
1,218	Aon PLC	170,362
761	Arch Capital Group Ltd.*	59,700
1,480	Arthur J. Gallagher & Co.	98,094
8,737	Assicurazioni Generali SpA	149,129
1,242	Assurant, Inc.	115,941
2,623	Athene Holding Ltd. Class A*	117,169
12,853	Aviva PLC	87,088
7,034	AXA SA	176,240
633	Axis Capital Holdings Ltd.	35,986
696	Baloise Holding AG	102,248
1,034	Brighthouse Financial, Inc.*	48,712
1,539	Chubb Ltd.	201,132
707	Cincinnati Financial Corp.	49,045
4,820	CNP Assurances	112,872
1,727	Dai-ichi Life Holdings, Inc.	32,085
22,196	Direct Line Insurance Group PLC	105,359
123	Everest Re Group Ltd.	27,711
303	Fairfax Financial Holdings Ltd.	170,130
3,388	FNF Group	125,220
2,993	Gjensidige Forsikring ASA	46,180
3,181	Great-West Lifeco, Inc.	80,739
464	Hannover Rueck SE	58,551
2,561	Industrial Alliance Insurance & Financial Services, Inc.	104,684
15,579	Insurance Australia Group Ltd.	95,392
1,361	Intact Financial Corp.	102,920
5,502	Japan Post Holdings Co. Ltd.	62,929
50,954	Legal & General Group PLC	182,505
1,790	Lincoln National Corp.	118,659
2,455	Loews Corp.	119,976
4,720	Manulife Financial Corp.	89,041

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
14,635	Mapfre SA	$ 44,390
135	Markel Corp.*	148,106
3,940	Marsh & McLennan Cos., Inc.	316,658
48,741	Medibank Pvt. Ltd.	107,708
4,157	MetLife, Inc.	191,180
2,066	MS&AD Insurance Group Holdings, Inc.	65,549
310	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63,724
4,683	NN Group NV	201,207
20,644	Old Mutual PLC	65,653
8,757	Poste Italiane SpA(b)	75,001
8,410	Power Corp. of Canada	195,948
6,504	Power Financial Corp.	162,073
1,892	Principal Financial Group, Inc.	105,574
2,276	Prudential Financial, Inc.	220,408
7,552	Prudential PLC	181,402
1,216	Reinsurance Group of America, Inc.	181,719
316	RenaissanceRe Holdings Ltd.	38,795
7,210	RSA Insurance Group PLC	62,382
961	Sampo Oyj Class A	47,458
970	SCOR SE	35,736
878	Sompo Holdings, Inc.	38,024
2,301	Sun Life Financial, Inc.	95,103
12,316	Suncorp Group Ltd.	124,738
352	Swiss Life Holding AG*	120,064
1,141	Swiss Re AG	98,115
2,802	The Allstate Corp.	261,931
2,693	The Hartford Financial Services Group, Inc.	140,925
3,629	The Progressive Corp.	225,325
1,664	The Travelers Cos., Inc.	213,857
1,019	Tokio Marine Holdings, Inc.	48,875
1,513	Torchmark Corp.	128,348
3,047	Tryg A/S	70,139
26,718	UnipolSai Assicurazioni SpA	58,791
2,418	Unum Group	93,843
1,820	W.R. Berkley Corp.	139,175
788	Willis Towers Watson PLC	119,106
430	XL Group Ltd.	23,899
458	Zurich Insurance Group AG	135,734

		9,557,124

Internet & Direct Marketing Retail – 0.6%
1,822	Amazon.com, Inc.*	2,969,168
253	Booking Holdings, Inc.*	533,557
1,715	Expedia Group, Inc.	207,566
2,243	Netflix, Inc.*	788,639
10,290	Qurate Retail, Inc.*	209,196
2,611	Rakuten, Inc.	17,495
8,591	Start Today Co. Ltd.	297,114
6,454	TripAdvisor, Inc.*	336,511
4,540	Zalando SE*(b)	241,772

		5,601,018

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – 0.8%
2,743	Akamai Technologies, Inc.*	$ 206,767
1,301	Alphabet, Inc. Class A*	1,431,100
1,364	Alphabet, Inc. Class C*	1,479,926
68,088	Auto Trader Group PLC(b)	318,844
2,473	DeNA Co. Ltd.	47,440
6,444	eBay, Inc.*	243,068
11,036	Facebook, Inc. Class A*	2,116,484
16,636	Kakaku.com, Inc.	360,378
369	MercadoLibre, Inc.	107,316
6,627	Mixi, Inc.	207,129
1,893	REA Group Ltd.	122,355
514	Shopify, Inc. Class A*	76,244
3,147	Twitter, Inc.*	109,201
583	United Internet AG	37,136
1,264	VeriSign, Inc.*	164,876
1,041	Zillow Group, Inc. Class C*	60,722

		7,088,986

IT Services – 0.9%
4,337	Accenture PLC Class A	675,444
1,824	Alliance Data Systems Corp.	384,536
3,483	Amadeus IT Group SA	276,567
3,527	Atos SE	478,816
1,216	Automatic Data Processing, Inc.	158,104
1,730	Broadridge Financial Solutions, Inc.	199,728
1,648	Capgemini SE	217,341
1,501	CGI Group, Inc. Class A*	92,276
4,671	Cognizant Technology Solutions Corp. Class A	351,960
3,588	Computershare Ltd.	46,846
5,503	DXC Technology Co.	506,881
3,671	Fidelity National Information Services, Inc.	375,250
2,780	Fiserv, Inc.*	201,828
543	FleetCor Technologies, Inc.*	108,247
15,287	Fujitsu Ltd.	93,213
680	Gartner, Inc.*	90,263
1,141	Global Payments, Inc.	126,834
3,930	International Business Machines Corp.	555,348
1,493	Jack Henry & Associates, Inc.	186,715
3,861	Leidos Holdings, Inc.	231,892
3,615	MasterCard, Inc. Class A	687,284
1,418	Nomura Research Institute Ltd.	71,073
9,143	NTT Data Corp.	102,104
489	Obic Co. Ltd.	42,090
1,128	Otsuka Corp.	46,497
1,142	Paychex, Inc.	74,892
3,522	PayPal Holdings, Inc.*	289,051
5,952	Sabre Corp.	145,884
2,018	Square, Inc. Class A*	117,548
6,091	The Western Union Co.	121,150
3,244	Total System Services, Inc.	276,356
5,787	Visa, Inc. Class A	756,477
934	Wirecard AG	143,676
2,037	Worldpay, Inc. Class A*	161,880

		8,394,051

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Leisure Products – 0.1%
2,504	Bandai Namco Holdings, Inc.	$ 106,287
2,212	Hasbro, Inc.	191,891
2,342	Mattel, Inc.(a)	36,348
1,621	Polaris Industries, Inc.	181,390
1,332	Sankyo Co. Ltd.	52,699
4,378	Sega Sammy Holdings, Inc.	77,143
1,024	Yamaha Corp.	53,255

		699,013

Life Sciences Tools & Services – 0.1%
1,994	Agilent Technologies, Inc.	123,468
68	Eurofins Scientific SE	34,932
294	Illumina, Inc.*	80,097
1,961	IQVIA Holdings, Inc.*	194,002
284	Lonza Group AG*	76,043
621	Mettler-Toledo International, Inc.*	342,010
779	QIAGEN NV*	28,133
1,807	Thermo Fisher Scientific, Inc.	376,344
597	Waters Corp.*	114,994

		1,370,023

Machinery – 0.4%
5,152	AGCO Corp.	327,667
947	Alfa Laval AB	23,644
1,334	Alstom SA	63,109
474	ANDRITZ AG	23,644
1,519	Atlas Copco AB Class A	60,256
899	Atlas Copco AB Class B	32,504
1,732	Caterpillar, Inc.	263,108
15,056	CNH Industrial NV	175,965
1,006	Cummins, Inc.	143,244
743	Daifuku Co. Ltd.	38,242
1,042	Deere & Co.	155,790
779	Dover Corp.	60,147
435	FANUC Corp.	92,024
1,909	Fortive Corp.	138,765
1,813	Hitachi Construction Machinery Co. Ltd.	66,422
250	Hoshizaki Corp.	25,072
1,040	IDEX Corp.	144,227
1,244	Illinois Tool Works, Inc.	178,763
1,875	IMI PLC	28,881
1,857	Ingersoll-Rand PLC	162,562
1,546	JTEKT Corp.	22,410
584	KION Group AG	47,429
2,484	Komatsu Ltd.	81,047
727	Kone Oyj Class B	35,967
1,313	Kubota Corp.	22,045
1,984	Kurita Water Industries Ltd.	56,776
1,436	Makita Corp.	63,813
365	MAN SE	39,707
2,259	MINEBEA MITSUMI, Inc.	42,631
6,674	MISUMI Group, Inc.	192,251
602	Mitsubishi Heavy Industries Ltd.	22,709
1,068	Nabtesco Corp.	34,676
1,276	NGK Insulators Ltd.	23,179
453	PACCAR, Inc.	28,190
1,212	Parker-Hannifin Corp.	207,131

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
666	Pentair PLC	$ 29,064
2,397	Sandvik AB	41,574
442	Schindler Holding AG	92,261
74	SMC Corp.	27,924
1,093	Snap-on, Inc.	161,567
641	Stanley Black & Decker, Inc.	89,253
1,082	Sumitomo Heavy Industries Ltd.	38,050
218	The Middleby Corp.*	21,717
1,145	THK Co. Ltd.	40,383
5,196	Volvo AB Class B	89,366
238	WABCO Holdings, Inc.*	28,781
1,026	Wartsila Oyj Abp	21,713
2,067	Xylem, Inc.	145,517
117,215	Yangzijiang Shipbuilding Holdings Ltd.	83,902

		4,035,069

Marine – 0.0%
2,241	Kuehne & Nagel International AG	338,336

Media – 0.3%
1,143	Axel Springer SE	83,059
449	CBS Corp. Class B	22,616
500	Charter Communications, Inc. Class A*	130,520
13,906	Comcast Corp. Class A	433,589
511	Dentsu, Inc.	24,348
4,284	Discovery, Inc. Class A*(a)	90,350
5,035	Discovery, Inc. Class C*	99,542
1,595	Hakuhodo DY Holdings, Inc.	24,139
812	Lagardere SCA	21,960
300	Liberty Broadband Corp. Class C*	20,661
826	Liberty Global PLC Class A*	23,549
1,092	Liberty Global PLC Class C*	30,227
2,245	Liberty Media Corp.-Liberty SiriusXM Class A*	103,831
3,270	Liberty Media Corp.-Liberty SiriusXM Class C*	151,041
1,602	Live Nation Entertainment, Inc.*	68,293
5,275	News Corp. Class A	79,283
857	Omnicom Group, Inc.	61,773
10,674	Pearson PLC	127,945
691	ProSiebenSat.1 Media SE	20,316
1,440	Publicis Groupe SA	100,507
2,174	RTL Group SA	163,904
7,529	Schibsted ASA Class B	204,842
1,717	Shaw Communications, Inc. Class B	34,563
10,998	Sirius XM Holdings, Inc.(a)	78,086
177	Telenet Group Holding NV*	8,938
3,448	The Walt Disney Co.	342,973
2,154	Time Warner, Inc.	202,821
708	Toho Co. Ltd.	24,496
637	Twenty-First Century Fox, Inc. Class A	24,556
4,715	Viacom, Inc. Class B	127,777
1,314	Vivendi SA	33,223
8,405	WPP PLC	138,515

		3,102,243

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 0.4%
37,651	Alumina Ltd.	$ 75,878
13,472	Anglo American PLC	321,710
5,810	Antofagasta PLC	81,354
5,941	ArcelorMittal	192,004
11,251	BHP Billiton Ltd.	279,724
6,867	BHP Billiton PLC	157,892
20,845	BlueScope Steel Ltd.	271,622
3,776	Boliden AB*	67,805
1,396	First Quantum Minerals Ltd.	21,910
33,794	Fortescue Metals Group Ltd.	119,129
821	Franco-Nevada Corp.	57,893
17,087	Freeport-McMoRan, Inc.	288,770
47,507	Glencore PLC*	234,618
1,202	JFE Holdings, Inc.	24,733
6,275	Kinross Gold Corp.*	22,649
9,218	Kobe Steel Ltd.	91,984
7,568	Lundin Mining Corp.	47,453
829	Maruichi Steel Tube Ltd.	27,354
3,317	Newcrest Mining Ltd.	52,003
4,139	Newmont Mining Corp.	161,131
1,136	Nippon Steel & Sumitomo Metal Corp.	23,714
18,256	Norsk Hydro ASA	114,888
1,668	Rio Tinto Ltd.	104,137
4,519	Rio Tinto PLC	254,877
40,952	South32 Ltd.	114,818
2,916	Steel Dynamics, Inc.	144,138
1,086	Sumitomo Metal Mining Co. Ltd.	41,263
6,384	Teck Resources Ltd. Class B	173,165
808	voestalpine AG	43,146

		3,611,762

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
12,649	AGNC Investment Corp.	238,054
24,227	Annaly Capital Management, Inc.	252,688

		490,742

Multi-Utilities – 0.2%
1,409	AGL Energy Ltd.	23,485
2,254	Ameren Corp.	133,414
1,011	Atco Ltd. Class I	30,729
1,249	Canadian Utilities Ltd. Class A	30,315
2,659	CenterPoint Energy, Inc.	69,480
67,620	Centrica PLC	130,941
2,740	CMS Energy Corp.	126,396
2,589	Consolidated Edison, Inc.	198,654
2,273	Dominion Energy, Inc.	145,904
1,347	DTE Energy Co.	137,973
8,052	E.ON SE	85,297
9,052	Engie SA	142,794
958	Innogy SE(b)	40,396
7,125	National Grid PLC	78,639
2,888	NiSource, Inc.	73,066

Shares	Description	Value
Common Stocks – (continued)
Multi-Utilities – (continued)
3,135	Public Service Enterprise Group, Inc.	$ 166,092
3,044	RWE AG	69,043
2,039	SCANA Corp.	74,016
1,032	Sempra Energy	109,939
4,291	Veolia Environnement SA	97,349
2,178	WEC Energy Group, Inc.	137,541

		2,101,463

Multiline Retail – 0.5%
370	Canadian Tire Corp. Ltd. Class A	47,108
4,903	Dollar General Corp.	428,914
3,619	Dollar Tree, Inc.*	298,893
2,767	Dollarama, Inc.	319,360
771	Don Quijote Holdings Co. Ltd.	40,960
7,864	Harvey Norman Holdings Ltd.	21,352
8,752	Isetan Mitsukoshi Holdings Ltd.	107,723
8,976	Kohl’s Corp.	599,148
16,834	Macy’s, Inc.	587,675
61,337	Marks & Spencer Group PLC	231,150
4,895	Next PLC	377,037
7,116	Nordstrom, Inc.	348,897
864	Ryohin Keikaku Co. Ltd.	292,767
2,377	Takashimaya Co. Ltd.	19,802
8,555	Target Corp.	623,574

		4,344,360

Oil, Gas & Consumable Fuels – 1.0%
1,033	Andeavor	149,196
49,272	BP PLC	376,842
2,034	Caltex Australia Ltd.	45,109
12,734	Cameco Corp.	131,701
16,357	Cenovus Energy, Inc.	172,577
427	Cheniere Energy, Inc.*	28,447
5,105	Chevron Corp.	634,552
387	Concho Resources, Inc.*	53,139
4,987	ConocoPhillips	336,074
728	Continental Resources, Inc.*	49,024
189	Diamondback Energy, Inc.	22,824
5,032	Enagas SA	134,223
1,173	Enbridge, Inc.	36,449
3,938	Eni SpA	71,463
1,200	EOG Resources, Inc.	141,372
7,408	Equinor ASA	194,739
11,266	Exxon Mobil Corp.	915,250
1,304	Galp Energia SGPS SA	24,206
7,889	HollyFrontier Corp.	608,873
8,830	Husky Energy, Inc.	127,417
2,558	Idemitsu Kosan Co. Ltd.	85,379
1,945	Imperial Oil Ltd.	63,633
2,632	Inpex Corp.	29,164
25,325	JXTG Holdings, Inc.	162,693
920	Keyera Corp.	25,792
3,107	Kinder Morgan, Inc.	51,825
831	Lundin Petroleum AB	26,352
6,873	Marathon Petroleum Corp.	543,173
1,165	Neste Oyj	95,204

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
1,449	Occidental Petroleum Corp.	$ 122,006
3,627	OMV AG	207,827
577	ONEOK, Inc.	39,328
17,963	Origin Energy Ltd.*	129,699
948	Pembina Pipeline Corp.	32,975
2,123	Phillips 66	247,308
5,459	Repsol SA	104,037
15,127	Royal Dutch Shell PLC Class A	524,485
10,111	Royal Dutch Shell PLC Class B	361,128
21,597	Santos Ltd.*	95,334
2,441	Showa Shell Sekiyu K.K.	32,346
5,726	Snam SpA	23,434
1,165	Suncor Energy, Inc.	46,399
1,635	The Williams Cos., Inc.	43,916
9,392	TOTAL SA	570,976
863	TransCanada Corp.	36,128
5,791	Valero Energy Corp.	701,869
1,025	Woodside Petroleum Ltd.	25,046

		8,680,933

Paper & Forest Products – 0.1%
1,631	Mondi PLC	45,229
16,187	Oji Holdings Corp.	105,952
3,139	Stora Enso Oyj Class R	64,391
3,938	UPM-Kymmene Oyj	144,552
3,061	West Fraser Timber Co. Ltd.	222,457

		582,581

Personal Products – 0.4%
1,713	Beiersdorf AG	196,370
4,066	Kao Corp.	314,057
2,034	Kose Corp.	440,317
1,505	L’Oreal SA	362,463
6,428	Pola Orbis Holdings, Inc.	316,947
6,379	Shiseido Co. Ltd.	503,906
3,900	The Estee Lauder Cos., Inc. Class A	582,816
6,034	Unilever NV	336,509
6,193	Unilever PLC	341,445

		3,394,830

Pharmaceuticals – 1.1%
2,801	Allergan PLC	422,391
16,074	Astellas Pharma, Inc.	248,917
3,333	AstraZeneca PLC	243,162
3,608	Bayer AG	430,628
8,570	Bristol-Myers Squibb Co.	450,953
757	Chugai Pharmaceutical Co. Ltd.	42,584
2,058	Daiichi Sankyo Co. Ltd.	65,863
353	Eisai Co. Ltd.	25,475
3,753	Eli Lilly & Co.	319,155
18,084	GlaxoSmithKline PLC	366,379
1,229	H. Lundbeck A/S	86,676
307	Hisamitsu Pharmaceutical Co., Inc.	25,437
2,171	Ipsen SA	344,514
939	Jazz Pharmaceuticals PLC*	158,691
10,660	Johnson & Johnson	1,275,149

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
1,082	Kyowa Hakko Kirin Co. Ltd.	$ 22,050
6,196	Merck & Co., Inc.	368,848
1,729	Merck KGaA	176,003
9,498	Mylan NV*	365,293
4,023	Novartis AG	299,081
8,000	Novo Nordisk A/S Class B	380,228
2,214	Ono Pharmaceutical Co. Ltd.	54,691
6,564	Orion Oyj Class B	194,156
476	Otsuka Holdings Co. Ltd.	23,624
3,498	Perrigo Co. PLC	255,914
20,129	Pfizer, Inc.	723,235
2,657	Recordati SpA	98,311
2,068	Roche Holding AG	443,403
3,152	Sanofi	241,613
442	Shionogi & Co. Ltd.	23,113
5,295	Sumitomo Dainippon Pharma Co. Ltd.	109,631
267	Taisho Pharmaceutical Holdings Co. Ltd.	28,289
2,487	Takeda Pharmaceutical Co. Ltd.	101,101
19,254	Teva Pharmaceutical Industries Ltd. ADR	413,961
1,763	UCB SA	138,585
9,543	Valeant Pharmaceuticals International, Inc.*	209,981
453	Vifor Pharma AG	70,349
3,663	Zoetis, Inc.	306,593

		9,554,027

Professional Services – 0.3%
1,385	Adecco Group AG	83,168
2,147	Bureau Veritas SA	53,265
55,159	Capita PLC	99,282
354	CoStar Group, Inc.*	134,952
1,741	Experian PLC	42,650
1,986	IHS Markit Ltd.*	97,870
997	Intertek Group PLC	72,309
1,611	ManpowerGroup, Inc.	144,990
3,932	Nielsen Holdings PLC	118,628
5,776	Persol Holdings Co. Ltd.	123,369
3,016	Randstad NV	179,873
10,136	Recruit Holdings Co. Ltd.	280,886
7,538	RELX NV	164,359
9,094	RELX PLC	199,472
6,966	Robert Half International, Inc.	443,595
4,795	SEEK Ltd.	72,978
119	SGS SA	308,268
270	Teleperformance	42,695
1,239	Verisk Analytics, Inc.*	131,631
1,629	Wolters Kluwer NV	91,511

		2,885,751

Real Estate Management & Development – 0.3%
1,075	Aeon Mall Co. Ltd.	20,691
8,178	CapitaLand Ltd.	21,073
4,338	CBRE Group, Inc. Class A*	200,372
6,747	City Developments Ltd.	56,317
15,949	CK Asset Holdings Ltd.	132,572
502	Daito Trust Construction Co. Ltd.	81,821

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
1,741	Daiwa House Industry Co. Ltd.	$ 62,887
2,557	Deutsche Wohnen SE	119,870
2,069	First Capital Realty, Inc.	33,542
17,600	Hang Lung Group Ltd.	54,407
7,910	Henderson Land Development Co. Ltd.	51,848
3,293	Hongkong Land Holdings Ltd.	23,874
4,221	Hulic Co. Ltd.	43,178
5,860	Hysan Development Co. Ltd.	33,807
2,449	Jones Lang LaSalle, Inc.	401,048
25,316	Kerry Properties Ltd.	135,011
4,527	LendLease Group	64,065
1,562	Mitsubishi Estate Co. Ltd.	28,263
25,527	New World Development Co. Ltd.	38,983
939	Nomura Real Estate Holdings, Inc.	21,930
909	Sumitomo Realty & Development Co. Ltd.	34,208
4,745	Sun Hung Kai Properties Ltd.	76,327
11,387	Swire Pacific Ltd. Class A	117,065
12,673	Swire Properties Ltd.	49,623
496	Swiss Prime Site AG*	46,304
19,122	The Wharf Holdings Ltd.	61,514
28,015	Tokyu Fudosan Holdings Corp.	206,269
8,776	UOL Group Ltd.	53,070
2,863	Vonovia SE	134,941
3,680	Wharf Real Estate Investment Co. Ltd.	28,296
15,294	Wheelock & Co. Ltd.	114,865

		2,548,041

Road & Rail – 0.2%
7,423	Aurizon Holdings Ltd.	24,088
804	Canadian National Railway Co.	67,124
484	Canadian Pacific Railway Ltd.	93,325
396	Central Japan Railway Co.	81,687
1,040	CSX Corp.	67,236
1,403	DSV A/S	116,508
626	East Japan Railway Co.	61,789
1,598	Hankyu Hanshin Holdings, Inc.	65,737
726	J.B. Hunt Transport Services, Inc.	93,001
715	Kansas City Southern	76,612
901	Keio Corp.	41,755
1,742	Keisei Electric Railway Co. Ltd.	58,948
1,129	Kintetsu Group Holdings Co. Ltd.	47,158
1,392	Knight-Swift Transportation Holdings, Inc.	56,627
1,010	Kyushu Railway Co.	32,087
16,015	MTR Corp. Ltd.	89,999
2,023	Nagoya Railroad Co. Ltd.	51,915
1,295	Nippon Express Co. Ltd.	97,057
937	Norfolk Southern Corp.	142,096

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – (continued)
2,507	Odakyu Electric Railway Co. Ltd.	$ 54,112
717	Old Dominion Freight Line, Inc.	111,823
1,623	Tobu Railway Co. Ltd.	50,174
1,864	Tokyu Corp.	33,053
2,147	Union Pacific Corp.	306,506
1,689	West Japan Railway Co.	121,150

		2,041,567

Semiconductors & Semiconductor Equipment – 0.6%
17,947	Advanced Micro Devices, Inc.*	246,412
701	Analog Devices, Inc.	68,123
6,200	Applied Materials, Inc.	314,836
7,149	ASM Pacific Technology Ltd.	93,261
884	ASML Holding NV	173,531
1,268	Broadcom, Inc.	319,625
266	Disco Corp.	49,902
1,102	Infineon Technologies AG	30,287
21,708	Intel Corp.	1,198,282
1,029	KLA-Tencor Corp.	116,514
1,233	Lam Research Corp.	244,356
5,355	Marvell Technology Group Ltd.	115,347
1,545	Maxim Integrated Products, Inc.	90,614
533	Microchip Technology, Inc.	51,903
11,992	Micron Technology, Inc.*	690,619
3,130	NVIDIA Corp.	789,355
892	Qorvo, Inc.*	71,583
1,147	QUALCOMM, Inc.	66,664
267	Rohm Co. Ltd.	24,586
2,092	Skyworks Solutions, Inc.	206,292
5,879	STMicroelectronics NV	140,178
1,590	Sumco Corp.	38,388
6,055	Texas Instruments, Inc.	677,615
374	Tokyo Electron Ltd.	69,792
488	Xilinx, Inc.	33,238

		5,921,303

Software – 1.3%
1,419	Activision Blizzard, Inc.	100,621
2,629	Adobe Systems, Inc.*	655,357
1,080	ANSYS, Inc.*	175,824
930	Autodesk, Inc.*	120,063
1,885	BlackBerry Ltd.*	22,316
7,894	CA, Inc.	282,132
9,264	Cadence Design Systems, Inc.*	393,257
1,383	CDK Global, Inc.	88,996
457	Check Point Software Technologies Ltd.*	44,493
2,755	Citrix Systems, Inc.*	290,983
663	Constellation Software, Inc.	522,188
1,049	Dassault Systemes SE	147,262
7,421	Dell Technologies, Inc. Class V*	598,578
2,645	Electronic Arts, Inc.*	346,257
4,852	Fortinet, Inc.*	296,845
3,400	Intuit, Inc.	685,440

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
740	Konami Holdings Corp.	$ 34,666
3,697	LINE Corp.*	134,630
1,510	Micro Focus International PLC	26,752
34,403	Microsoft Corp.	3,400,392
2,746	Nexon Co. Ltd.*	45,303
492	Nice Ltd.*	51,918
269	Nintendo Co. Ltd.	110,111
11,539	Oracle Corp.*	556,951
2,321	Red Hat, Inc.*	376,977
3,523	salesforce.com, Inc.*	455,630
2,323	SAP SE	261,679
1,496	ServiceNow, Inc.*	265,705
2,380	Splunk, Inc.*	263,728
2,163	SS&C Technologies Holdings, Inc.	110,118
3,568	Symantec Corp.	74,143
2,098	Synopsys, Inc.*	184,771
740	Take-Two Interactive Software, Inc.*	82,939
24,544	The Sage Group PLC	215,758
712	Trend Micro, Inc.	40,254
3,645	Ubisoft Entertainment SA*	396,025
1,096	VMware, Inc. Class A*	150,678
594	Workday, Inc. Class A*	77,790

		12,087,530

Specialty Retail – 0.9%
954	ABC-Mart, Inc.	58,547
2,802	Advance Auto Parts, Inc.	360,393
5,008	AutoNation, Inc.*	228,665
491	AutoZone, Inc.*	318,816
8,434	Best Buy Co., Inc.	575,621
959	Dufry AG*	130,751
494	Fast Retailing Co. Ltd.	215,380
21,590	Hennes & Mauritz AB Class B	325,303
1,336	Hikari Tsushin, Inc.	236,555
11,436	Industria de Diseno Textil SA	361,480
18,754	Kingfisher PLC	76,101
7,133	L Brands, Inc.	241,880
6,551	Lowe’s Cos., Inc.	622,411
1,181	Nitori Holdings Co. Ltd.	202,575
1,181	O’Reilly Automotive, Inc.*	318,173
4,756	Ross Stores, Inc.	375,153
832	Shimamura Co. Ltd.	84,892
12,217	The Gap, Inc.	341,832
5,955	The Home Depot, Inc.	1,110,905
5,595	The TJX Cos., Inc.	505,341
2,354	Tiffany & Co.	307,856
6,040	Tractor Supply Co.	448,832
1,600	Ulta Salon, Cosmetics & Fragrance, Inc.*	395,056
1,398	USS Co. Ltd.	26,368
11,477	Yamada Denki Co. Ltd.	59,289

		7,928,175

Technology Hardware, Storage & Peripherals – 0.6%
23,198	Apple, Inc.	4,335,010
2,837	Brother Industries Ltd.	59,103
4,852	Canon, Inc.	165,451

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
3,575	FUJIFILM Holdings Corp.	$ 136,802
4,045	Hewlett Packard Enterprise Co.	61,646
10,693	HP, Inc.	235,567
7,226	Konica Minolta, Inc.	65,733
1,225	NetApp, Inc.	83,692
2,105	Ricoh Co. Ltd.	18,997
3,417	Seagate Technology PLC	192,548
1,638	Seiko Epson Corp.	28,615
3,121	Western Digital Corp.	260,635
1,624	Xerox Corp.	44,140

		5,687,939

Textiles, Apparel & Luxury Goods – 0.7%
1,219	adidas AG	276,515
6,586	Asics Corp.	109,317
19,321	Burberry Group PLC	530,817
1,397	Cie Financiere Richemont SA	127,934
755	Hermes International	537,364
3,717	HUGO BOSS AG	333,527
281	Kering SA	161,270
49,081	Li & Fung Ltd.	18,982
4,469	Lululemon Athletica, Inc.*	469,468
3,955	Luxottica Group SpA	246,284
1,380	LVMH Moet Hennessy Louis Vuitton SE	480,514
6,510	Michael Kors Holdings Ltd.*	373,609
8,599	NIKE, Inc. Class B	617,408
888	Pandora A/S	70,011
23	Puma SE	13,663
848	PVH Corp.	135,680
3,544	Ralph Lauren Corp.	476,952
5,058	Tapestry, Inc.	221,136
929	The Swatch Group AG	155,739
16,368	Under Armour, Inc. Class A*(a)	342,091
17,466	Under Armour, Inc. Class C*(a)	330,457
5,625	VF Corp.	456,525
5,350	Yue Yuen Industrial Holdings Ltd.	16,501

		6,501,764

Thrifts & Mortgage Finance – 0.0%
6,974	New York Community Bancorp, Inc.	80,829

Tobacco – 0.2%
4,180	Altria Group, Inc.	232,993
2,904	British American Tobacco PLC	149,064
4,660	Imperial Brands PLC	167,699
2,193	Japan Tobacco, Inc.	59,085
6,156	Philip Morris International, Inc.	489,648
6,370	Swedish Match AB	302,127

		1,400,616

Trading Companies & Distributors – 0.3%
707	AerCap Holdings NV*	39,104
1,692	Ashtead Group PLC	52,295

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
912	Brenntag AG	$ 52,523
1,428	Bunzl PLC	43,429
6,597	Fastenal Co.	351,158
3,548	Ferguson PLC	275,107
1,209	Finning International, Inc.	30,071
8,606	HD Supply Holdings, Inc.*	350,522
12,208	Itochu Corp.	228,433
24,929	Marubeni Corp.	193,384
8,140	Mitsubishi Corp.	225,612
9,170	Mitsui & Co. Ltd.	160,921
2,680	Rexel SA	39,426
9,190	Sumitomo Corp.	153,610
2,508	Toyota Tsusho Corp.	86,173
3,556	Travis Perkins PLC	63,533
526	United Rentals, Inc.*	83,934
1,954	W.W. Grainger, Inc.	603,767

		3,033,002

Transportation Infrastructure – 0.1%
5,300	Abertis Infraestructuras SA	113,915
238	Aena SME SA(b)	45,830
538	Aeroports de Paris	112,249
1,424	Atlantia SpA	41,282
5,036	Auckland International Airport Ltd.	23,224
951	Fraport AG Frankfurt Airport Services Worldwide	88,978
4,704	Getlink	63,736
269,675	Hutchison Port Holdings Trust	73,929
4,911	Kamigumi Co. Ltd.	107,002
641	Macquarie Infrastructure Corp.	24,807
8,347	Sydney Airport	45,882
7,243	Transurban Group	64,870

		805,704

Water Utilities – 0.0%
1,363	American Water Works Co., Inc.	113,320
1,671	Severn Trent PLC	44,108
4,329	United Utilities Group PLC	44,563

		201,991

Wireless Telecommunication Services – 0.1%
644	1&1 Drillisch AG	44,457
5,028	KDDI Corp.	135,623
600	Millicom International Cellular SA	37,807
4,149	NTT DOCOMO, Inc.	107,011
1,258	Rogers Communications, Inc. Class B	59,038
578	SoftBank Group Corp.	41,015
14,646	Sprint Corp.*	75,280
27,822	StarHub Ltd.	40,016
2,197	T-Mobile US, Inc.*	122,373
4,670	Tele2 AB Class B	57,146
102,954	Vodafone Group PLC	263,093

		982,859

TOTAL COMMON STOCKS (Cost $215,387,971)		$237,643,590

Shares		Rate	Value
Preferred Stocks – 0.0%
Auto Components – 0.0%
Schaeffler AG
EUR	3,344	3.720%	$ 50,178

Automobiles – 0.0%
Bayerische Motoren Werke AG
	440	4.790	38,548
Porsche Automobil Holding SE
	$969	1.520	71,383
Volkswagen AG
EUR	287	1.300	53,904
			163,835

Chemicals – 0.0%
FUCHS PETROLUB SE
	3,146	1.870	164,982

TOTAL PREFERRED STOCKS (Cost $386,236)			$ 378,995

Shares		Expiration Date	Value
Right* – 0.0%
Construction & Engineering – 0.0%
Ferrovial SA
EUR	5,479	05/31/18	$ 1,998
(Cost $1,984)

Principal Amount	Description	Value
Exchange Traded Funds – 58.5%
$ 744,350	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(c)	$ 25,940,598
2,422,173	iShares Core MSCI Emerging Markets ETF	134,503,267
2,702	iShares MSCI Canada ETF	77,655
1,647,929	iShares MSCI EAFE ETF	114,366,273
902,676	iShares MSCI EAFE Small-Cap ETF	58,655,886
787,522	Vanguard S&P 500 ETF	195,927,598

TOTAL EXCHANGE TRADED FUNDS (Cost $464,855,779)		$529,471,277

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(c) – 10.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
93,741,032	1.674%	$ 93,741,032
(Cost $93,741,032)

TOTAL INVESTMENTS BEFORE SECURITIES LENDINGREINVESTMENT VEHICLE (Cost $774,373,002)		$861,236,892

Securities Lending Reinvestment Vehicle(c) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,057,851	1.674%	$ 1,057,851
(Cost $1,057,851)

TOTAL INVESTMENTS – 95.3% (Cost $775,430,853)		$862,294,743

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.7%		42,848,720

NET ASSETS – 100.0%		$905,143,463

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,416,310, which represents approximately 0.2% of the Fund’s net assets as of May 31, 2018. The liquidity determination is unaudited.

(c)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	8,267,772	AUD	10,610,000	$8,024,790	06/20/18	$242,982
	USD	3,403,390	CAD	4,410,000	3,403,107	06/20/18	284
	USD	9,691,101	CHF	9,070,000	9,219,224	06/20/18	471,877
	USD	2,247,090	DKK	13,400,000	2,108,119	06/20/18	138,971
	USD	43,091,965	EUR	34,590,000	40,501,306	06/20/18	2,590,659
	USD	22,672,406	GBP	16,255,000	21,630,861	06/20/18	1,041,545
	USD	4,181,695	HKD	32,670,000	4,167,868	06/20/18	13,828
	USD	337,044	ILS	1,160,000	325,885	06/20/18	11,158
	USD	30,123,921	JPY	3,175,000,000	29,226,994	06/20/18	896,927
	USD	903,952	NOK	7,050,000	862,268	06/20/18	41,683
	USD	210,366	NZD	290,000	202,941	06/20/18	7,425
	USD	3,481,978	SEK	28,575,000	3,245,359	06/20/18	236,619
	USD	1,757,937	SGD	2,310,000	1,725,975	06/20/18	31,961

TOTAL							$5,725,919

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	DKK	20,000	USD	3,254	$3,146	06/20/18	$(107)
	USD	331,224	AUD	440,000	332,791	06/20/18	(1,567)
	USD	415,283	CHF	410,000	416,745	06/20/18	(1,463)
	USD	25,510	HKD	200,000	25,515	06/20/18	(5)
	USD	11,138	ILS	40,000	11,237	06/20/18	(100)
	USD	1,954,091	JPY	213,000,000	1,960,740	06/20/18	(6,649)

TOTAL							$(9,891)

FUTURES CONTRACTS — At May 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 Mini Index	1,158	06/15/18	$94,620,180	$2,740,873
S&P Toronto Stock Exchange 60 Index	125	06/14/18	18,303,640	698,274

TOTAL				$3,439,147

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At May 31, 2018, the Fund had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$96.75	06/18/18	561	$1,402,500	$1,300,819	$1,378,527	$(77,708)
Eurodollar Futures	97.50	06/18/18	2,477	6,192,500	1,099,169	3,328,363	(2,229,194)
Eurodollar Futures	97.63	06/18/18	917	2,292,500	149,013	1,296,200	(1,147,187)
Eurodollar Futures	98.25	06/18/18	33	82,500	206	31,426	(31,220)
Eurodollar Futures	98.38	06/18/18	99	247,500	619	178,261	(177,642)
Eurodollar Futures	97.00	09/17/18	376	940,000	531,100	595,160	(64,060)
Eurodollar Futures	97.38	09/17/18	579	1,447,500	296,737	1,118,625	(821,888)
Eurodollar Futures	98.13	09/17/18	80	200,000	1,000	89,185	(88,185)
Eurodollar Futures	98.25	09/17/18	112	280,000	700	229,174	(228,474)
Eurodollar Futures	97.25	12/17/18	448	1,120,000	254,800	857,947	(603,147)
Eurodollar Futures	98.00	12/17/18	104	260,000	3,900	130,240	(126,340)
Eurodollar Futures	98.13	12/17/18	120	300,000	3,000	266,792	(263,792)
Eurodollar Futures	99.00	12/17/18	3,240	8,100,000	20,250	250,484	(230,234)
Eurodollar Futures	97.13	03/18/19	917	2,292,500	659,094	1,940,158	(1,281,064)
Eurodollar Futures	97.88	03/18/19	99	247,500	7,425	143,779	(136,354)
Eurodollar Futures	98.00	03/18/19	141	352,500	7,050	296,584	(289,534)
Eurodollar Futures	99.00	03/18/19	5,264	13,160,000	32,900	372,335	(339,435)
Eurodollar Futures	96.88	06/17/19	906	2,265,000	996,599	2,082,258	(1,085,659)
Eurodollar Futures	97.75	06/17/19	166	415,000	24,900	357,871	(332,971)
Eurodollar Futures	99.00	06/17/19	2,194	5,485,000	13,713	180,981	(167,268)
Eurodollar Futures	96.75	09/16/19	911	2,277,500	1,161,525	2,372,270	(1,210,745)
Eurodollar Futures	97.75	09/16/19	337	842,500	65,293	211,403	(146,110)
Eurodollar Futures	96.50	12/16/19	438	1,095,000	758,287	1,012,914	(254,627)
Eurodollar Futures	96.00	03/16/20	210	525,000	599,813	602,800	(2,987)

Total Calls			20,729		$7,987,912	$19,323,737	$(11,335,825)

Puts
Eurodollar Futures	100.00	03/16/20	2,477	6,192,500	17,710,551	14,822,001	2,888,550

TOTAL PURCHASED OPTIONS CONTRACTS			23,206		$25,698,463	$34,145,738	$(8,447,275)

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investment and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of May 31, 2018:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$264,089	$—
Asia	643,822	29,449,805	—
Australia and Oceania	—	6,558,337	—
Europe	3,787,225	50,644,512	—
North America	145,988,868	497,257	—
South America	107,316	81,354	—
Rights	—	1,998	—
Exchange Traded Funds	529,471,277	—	—
Investment Company	93,741,032	—	—
Securities Lending Reinvestment Vehicle	1,057,851	—	—
Total	$774,797,391	$87,497,352	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$5,725,919	$—
Futures Contracts(b)	3,439,147	—	—
Options Purchased	25,698,463	—	—
Total	$29,137,610	$5,725,919	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(9,891)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

Securities Lending — The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets being hedged, if any.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 98.7%
Equity – 98.7%
22,549,782	Goldman Sachs US Equity Dividend and Premium Fund	$296,755,133
18,797,927	Goldman Sachs International Equity Dividend and Premium Fund	139,856,573
6,824,729	Goldman Sachs Tactical Tilt Overlay Fund	66,677,605
1,969,684	Goldman Sachs Small Cap Equity Insights Fund	56,057,214
3,188,012	Goldman Sachs Emerging Markets Equity Insights Fund	33,282,848
1,957,072	Goldman Sachs International Small Cap Insights Fund	25,089,659
2,415,643	Goldman Sachs MLP Energy Infrastructure Fund Class Institutional	17,682,505
1,511,235	Goldman Sachs Global Real Estate Securities Fund	15,852,857
1,505,789	Goldman Sachs Global Infrastructure Fund	15,615,034

TOTAL INVESTMENTS – 98.7% (Cost $542,143,317)		$666,869,428

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		9,064,863

NET ASSETS – 100.0%		$675,934,291

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	USD	5,703,232	AUD	7,309,962	$5,528,670	06/20/18	$174,562
	USD	7,092,287	CHF	6,630,844	6,737,277	06/20/18	355,010
	USD	29,202,477	EUR	23,384,225	27,370,925	06/20/18	1,831,552
	USD	15,409,437	GBP	11,049,415	14,700,259	06/20/18	709,178
	USD	22,472,210	JPY	2,368,272,100	21,794,002	06/20/18	678,208

TOTAL							$3,748,510

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	CHF	440,000	USD	463,025	$447,062	06/20/18	$(15,963)
	EUR	1,520,000	USD	1,880,605	1,779,140	06/20/18	(101,465)
	GBP	830,000	USD	1,168,258	1,104,241	06/20/18	(64,017)
	JPY	218,000,000	USD	2,055,828	2,006,143	06/20/18	(49,685)

TOTAL							$(231,130)

FUTURES CONTRACTS — At May 31, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	51	06/15/18	$6,899,025	$(212,762)

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 98.6%
Equity – 98.6%
59,292,216	Goldman Sachs US Tax-Managed Equity Fund	$1,405,225,527
52,255,134	Goldman Sachs International Tax-Managed Equity Fund	568,013,311
26,923,188	Goldman Sachs Tactical Tilt Overlay Fund	263,039,549
12,693,527	Goldman Sachs Emerging Markets Equity Insights Fund	132,520,426
7,748,470	Goldman Sachs International Small Cap Insights Fund	99,335,387
5,964,399	Goldman Sachs Global Real Estate Securities Fund	62,566,542
5,938,208	Goldman Sachs Global Infrastructure Fund	61,579,214
9,518,659	Goldman Sachs MLP Energy Infrastructure Fund	69,676,582

TOTAL INVESTMENTS – 98.6% (Cost $1,918,055,637)		$2,661,956,538

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		38,857,548

NET ASSETS – 100.0%		$2,700,814,086

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	USD	21,746,696	AUD	27,854,774	$21,067,122	06/20/18	$679,574
	USD	26,440,143	CHF	24,762,984	25,160,462	06/20/18	1,279,681
	USD	106,934,726	EUR	85,463,958	100,034,428	06/20/18	6,900,298
	USD	57,547,982	GBP	41,271,169	54,907,602	06/20/18	2,640,380
	USD	82,658,953	JPY	8,711,154,282	80,164,319	06/20/18	2,494,634

TOTAL							$13,994,567

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	GBP	1,720,000	USD	2,420,969	$2,288,306	06/20/18	$(132,663)
	JPY	388,000,000	USD	3,658,997	3,570,567	06/20/18	(88,430)

TOTAL							$(221,093)

FUTURES CONTRACTS — At May 31, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	195	06/15/18	$26,378,625	$(715,326)

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial as instrument the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

(if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds — Investments in the Underlying Funds are valued at the net asset value (“NAV”) per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolios and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of May 31, 2018:

ENHANCED DIVIDEND GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Equity Funds	$666,869,428	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$3,748,510	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(231,130)	$—
Futures Contracts	(212,762)	—	—
Total	$(212,762)	$(231,130)	$—

TAX-ADVANTAGED GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Equity Funds	$2,661,956,538	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$13,994,567	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(221,093)	$—
Futures Contracts	(715,326)	—	—
Total	$(715,326)	$(221,093)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of May 31, 2018, the Enhanced Dividend Global Equity Portfolio invested 43.9% and 20.7% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. equity issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the U.S. or whose securities are principally traded outside the U.S. with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of May 31, 2018, the Tax-Advantaged Global Equity Portfolio invested 52.0% and 21.0% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the U.S. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in international equity securities. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Portfolio or an Underlying Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 41.6%
3,741,000	SPDR S&P 500 ETF Trust	$1,013,586,540
(Cost $995,397,009)

Shares	Distribution Rate	Value
Investment Company(a) – 44.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,088,340,633	1.674%	$1,088,340,633
(Cost $1,088,340,633)

TOTAL INVESTMENTS — 86.2% (Cost $2,083,737,642)		$2,101,927,173

OTHER ASSETS IN EXCESS OF LIABILITIES — 13.8%		335,233,506

NET ASSETS — 100.0%		$2,437,160,679

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	JPY	3,012,680,000	USD	27,133,092	$27,743,591	06/25/18	$610,499
	USD	5,565,967	CAD	7,210,000	5,564,743	06/25/18	1,225
	USD	107,452,272	JPY	11,645,140,000	107,239,400	06/25/18	212,871

TOTAL							$824,595

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	35,550,000	USD	27,665,761	$27,437,809	06/25/18	$(227,953)
	CHF	99,450,000	USD	101,234,810	101,136,249	06/25/18	(98,561)
	EUR	22,820,000	USD	26,928,695	26,731,422	06/25/18	(197,273)
	GBP	33,140,000	USD	44,171,743	44,112,833	06/25/18	(58,909)
	NZD	111,460,000	USD	78,194,574	78,000,080	06/25/18	(194,494)
	USD	77,707,883	AUD	103,020,000	77,920,837	06/25/18	(212,954)
	USD	78,017,179	CHF	77,700,000	79,017,462	06/25/18	(1,000,283)
	USD	186,159,780	EUR	159,320,000	186,627,965	06/25/18	(468,185)
	USD	77,145,690	NZD	111,460,000	78,000,080	06/25/18	(854,389)

TOTAL							$(3,313,001)

FUTURES CONTRACTS — At May 31, 2018, the Portfolio had the following futures contracts:

Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
20 Year U.S. Treasury Bonds	6,191	09/19/18	$987,464,500	$23,438,730

WRITTEN OPTIONS CONTRACTS — At May 31, 2018, the Fund had the following written options:

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
S&P 500 Index	2,600.00	07/20/18	(3,690)	$(369,000)	$(7,424,280)	$(7,508,669)	$84,389
S&P 500 Index	2,610.00	07/20/18	(1,828)	(182,800)	(3,875,360)	(3,504,983)	(370,377)
S&P 500 Index	2,585.00	06/15/18	(1,825)	(182,500)	(821,250)	(2,389,640)	1,568,390

TOTAL			(7,343)	$(734,300)	$(12,120,890)	$(13,403,292)	$1,282,402

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolio is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invests in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments.

iii. Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of May 31, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Fund	$1,013,586,540	$—	$—
Investment Company	1,088,340,633	—	—
Total	$2,101,927,173	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$824,595	$—
Futures Contracts	23,438,730	—	—
Total	$23,438,730	$824,595	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(3,313,001)	$—
Options Written	(12,120,890)	—	—
Total	$(12,120,890)	$(3,313,001)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If the Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If the Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, the Portfolio may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Non-Diversification Risk — The Portfolio is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 30.7%
639,804	iShares TIPS Bond ETF	$ 71,965,154
149,263	SPDR S&P Bank ETF	7,275,079
129,544	Technology Select Sector SPDR Fund	9,055,125

TOTAL EXCHANGE TRADED FUNDS (Cost $89,186,292)		$ 88,295,358

Investment Companies(a) – 64.4%
4,464,517	Goldman Sachs Emerging Markets Debt Fund - Class R6 Shares	$ 54,199,237
119,447,789	Goldman Sachs Financial Square Government Fund - Institutional Shares	119,447,789
1,539,486	Goldman Sachs MLP Energy Infrastructure Fund - Institutional Shares	11,269,035

TOTAL INVESTMENT COMPANIES (Cost $188,167,136)		$184,916,061

TOTAL INVESTMENTS – 95.1% (Cost $277,353,428)		$273,211,419

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.9%		13,986,495

NET ASSETS – 100.0%		$287,197,914

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	1,060,000	USD	797,350	$801,723	06/20/18	$4,373
	IDR	9,090,000,000	USD	642,716	651,618	06/21/18	8,902
	IDR	122,850,000,000	USD	8,652,018	8,694,702	09/19/18	42,684
	INR	56,000,000	USD	824,408	828,227	06/20/18	3,818
	JPY	799,000,000	USD	7,269,234	7,355,077	06/20/18	85,843
	RUB	30,250,000	USD	484,000	484,109	06/20/18	109
	USD	7,608,460	BRL	28,060,000	7,531,860	06/04/18	76,599
	USD	254,120	CAD	320,000	246,938	06/20/18	7,182
	USD	25,372,333	CHF	23,740,000	24,130,580	06/20/18	1,241,751
	USD	131,361	CNY	830,000	129,176	06/20/18	2,185
	USD	12,330,250	EUR	9,910,000	11,603,584	06/20/18	726,667
	USD	119,322	HUF	30,000,000	109,810	06/20/18	9,512
	USD	7,577,551	IDR	105,300,000,000	7,548,446	06/21/18	29,105
	USD	68,660	INR	4,500,000	66,554	06/20/18	2,106
	USD	16,782,731	JPY	1,768,000,000	16,275,063	06/20/18	507,667
	USD	8,990,335	KRW	9,600,000,000	8,890,374	06/20/18	99,961
	USD	70,634	NOK	550,000	67,269	06/20/18	3,366
	USD	8,262,531	NZD	11,200,000	7,837,724	06/20/18	424,807
	USD	8,315,053	PHP	436,000,000	8,275,293	06/20/18	39,760
	USD	7,666,644	TRY	34,240,000	7,501,447	06/20/18	165,197
	USD	36,312,746	TWD	1,052,700,000	35,150,673	06/20/18	1,162,075
	USD	46,077	ZAR	560,000	43,871	06/20/18	2,208

TOTAL							$4,645,877

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	10,640,000	USD	8,254,906	$8,047,481	06/20/18	$(207,425)
	BRL	28,060,000	USD	8,142,065	7,531,860	06/04/18	(610,205)
	CAD	11,590,000	USD	8,996,742	8,943,766	06/20/18	(52,976)
	CNY	56,420,000	USD	8,867,317	8,780,818	06/20/18	(86,499)
	EUR	80,000	USD	99,126	93,672	06/20/18	(5,454)
	HUF	2,368,000,000	USD	9,423,370	8,667,663	06/20/18	(755,708)
	IDR	219,060,000,000	USD	15,769,220	15,703,349	06/21/18	(65,872)
	INR	543,500,000	USD	8,264,641	8,038,236	06/20/18	(226,406)
	JPY	4,000,000	USD	37,468	36,821	06/20/18	(647)
	KRW	200,000,000	USD	187,776	185,216	06/20/18	(2,560)
	NOK	118,900,000	USD	15,185,745	14,542,358	06/20/18	(643,386)
	PHP	436,000,000	USD	8,355,692	8,275,293	06/20/18	(80,399)
	RUB	970,000,000	USD	16,883,090	15,523,498	06/20/18	(1,359,592)
	TRY	34,240,000	USD	8,672,495	7,501,447	06/20/18	(1,171,047)
	TWD	220,500,000	USD	7,403,634	7,362,709	06/20/18	(40,925)
	USD	2,556,799	CHF	2,550,000	2,591,954	06/20/18	(35,155)
	USD	8,769,363	IDR	122,850,000,000	8,806,520	06/21/18	(37,158)
	USD	1,056,196	NZD	1,530,000	1,070,689	06/20/18	(14,493)
	USD	7,158,642	RUB	453,500,000	7,257,635	06/20/18	(98,993)
	ZAR	110,670,000	USD	9,357,910	8,670,045	06/20/18	(687,865)

TOTAL							$(6,182,765)

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At May 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10 Year Government Bonds	520	06/15/18	$50,731,364	$613,957
Brent Crude	212	07/31/18	16,377,000	1,100,808
Brent Crude	701	06/29/18	54,369,560	(1,339,129)
Copper	52	07/27/18	3,984,500	9,282
Crude Oil	224	11/19/18	14,676,480	73,597
Crude Oil	668	12/19/18	43,587,000	1,306,966
DEDA Index - Euro Stoxx 50 Index	694	12/18/20	10,287,551	(146,047)
Euro Stoxx 50 Index	707	12/20/19	10,331,484	223,889
Eurodollars	2,373	06/18/18	579,471,769	(319,798)
FTSE China A50 Index	689	06/28/18	8,479,867	27,350
H-Shares Index	71	06/28/18	5,399,773	(47,559)
Kospi 200 Index	179	06/14/18	12,881,790	(16,137)
Nickel	36	06/18/18	3,275,748	95,387
SET50 Index	1,384	06/28/18	9,840,720	(401,595)
Silver	62	07/27/18	5,101,980	(102,894)
Topix Index	103	06/07/18	16,517,305	461,244
5 Year U.S. Treasury Notes	1,199	09/28/18	136,554,859	1,337,409
10 Year German Euro-Bund	344	06/07/18	65,205,151	1,719,079

Total				$4,595,809

Short position contracts:
Amsterdam Exchanges Index	(6)	06/15/18	(774,660)	12,923
Brent Crude	(661)	11/30/18	(50,090,580)	(4,797,212)
Brent Crude	(213)	10/31/18	(16,219,950)	(1,194,075)
CAC40 Index	(24)	06/15/18	(1,508,917)	30,265
Canada 10 Year Government Bonds	(343)	09/19/18	(35,961,299)	(854,570)
Crude Oil	(680)	06/20/18	(45,587,200)	2,874,370
Crude Oil	(213)	08/21/18	(14,173,020)	19,877
DAX Index	(4)	06/15/18	(1,474,407)	(47,237)
Euro Stoxx 50 Index	(145)	06/15/18	(5,775,285)	(24,813)
Eurodollars	(3,453)	03/16/20	(838,561,050)	2,135,156
FTSE 100 Index	(23)	06/15/18	(2,345,107)	(180,722)
FTSE/MIB Index	(1)	06/15/18	(127,286)	2,212
Gold 100 Oz	(67)	08/29/18	(8,741,490)	(55,795)
Hang Seng Index	(2)	06/28/18	(388,834)	477
IBEX 35 Index	(4)	06/15/18	(441,765)	35,289
Japan 10 Year Government Bonds	(17)	06/13/18	(23,592,315)	(43,321)
Mexican Stock Exchange Price and Quotation Index	(321)	06/15/18	(7,207,940)	706,167
MSCI Emerging Markets Index	(13)	06/15/18	(729,105)	1,060
MSCI Singapore Index	(8)	06/28/18	(233,932)	4,476
Nickel	(36)	06/18/18	(3,275,748)	(465,511)
Nickel	(37)	09/17/18	(3,383,058)	(98,655)
OMXS 30 Index	(33)	06/15/18	(577,559)	20,258
S&P 500 E-Mini Index	(15)	06/15/18	(2,029,125)	(60,805)
SPI 200 Index	(106)	06/21/18	(12,056,440)	(129,305)
Ultra Long U.S. Treasury Bonds	(204)	09/19/18	(32,538,000)	(1,050,810)
10 Year U.S. Treasury Notes	(1,515)	09/19/18	(182,462,813)	(1,903,242)

Total				$(5,063,543)

TOTAL				$(467,734)

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At May 31, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)		Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(b)	2.900	(c)	04/13/23		$103,622	$36,040	$938	$35,102
0.900%(d)	6M EURO	(c)	04/13/23	EUR	76,529	(316,792)	854	(317,646)
6M EURO(c)	1.568	(d)	04/13/31	EUR	16,182	159,940	279	159,661
2.965(c)	3M LIBOR	(b)	04/13/31		$22,840	2,312	320	1,992

TOTAL						$(118,500)	$2,391	$(120,891)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to May 31, 2018.

(b)	Payments made quarterly.

(c)	Payments made semi-annually

(d)	Payments made annually

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES#

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

S&P GSCI 3M Forward Copper Index	0.000%	MS & Co.	06/29/18	$7,603	$8,574	$—	$8,574

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

(a)	Payments made quarterly

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2018, the Fund had the following written and purchased options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
USO Index	Citibank NA	12.00	07/31/2018	736,704	$736,704	$83,238	$362,458	$(279,220)

Written option contracts
Puts
EEM Index	Barclays Bank PLC	45.00	06/29/18	(315,397)	(315,397)	(207,499)	(207,499)	—
EEM Index	BoA Securities LLC	46.71	06/18/18	(308,860)	(308,860)	(375,902)	(215,677)	(160,225)
SPX Flex Indices	Deutsche Bank AG	2,621.57	05/31/18	(55)	(5,500)	—	(172,587)	172,587
SPX Flex Indices	Citibank NA	2,695.24	06/18/18	(53)	(5,300)	(116,564)	(131,281)	14,717
SPX Flex Indices	MS & Co. Int. PLC	2,678.22	06/29/18	(53)	(5,300)	(131,917)	(131,917)	—

Total Written option contracts				(624,418)		$(831,882)	$(858,961)	$27,079

TOTAL				112,286		$(748,644)	$(496,503)	$(252,141)

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
BoA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
MS & Co	— Morgan Stanley & Co.
EEM Index	— iShares MSCI Emerging Markets Index ETF
SPX Flex Indices	— Standard & Poor’s 500 Flex Indices
USO Index	— United States Oil Fund LP ETF

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for Goldman Sachs Tactical Exposure Fund — The Cayman Commodity – TEX, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on June 27, 2017 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of September 6, 2017, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of May 31, 2018, the Fund net assets were $287,197,914 of which, $13,996,566 or 4.9%, represented the Subsidiary’s net assets.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.`

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy.    Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of May 31, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$88,295,358	$—	$—
Investment Companies	184,916,061	—	—
Total	$273,211,419	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$4,645,877	$—
Futures Contracts(a)	12,811,498	—	—
Interest Rate Swap Contracts(a)	—	196,755	—
Total Return Swap Contracts(a)	—	8,574	—
Options Purchased	—	83,238	—
Total	$12,811,498	$4,934,444	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(6,182,765)	$—
Futures Contracts(a)	(13,279,232)	—	—
Interest Rate Swap Contracts(a)	—	(317,646)	—
Options Purchased	—	(831,882)	—
Total	$(13,279,232)	$(7,332,293)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign [and Emerging] Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, ( including repatriation restrictions) confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an [exchange-traded fund (“ETF”)], the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. When the Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Fund has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

∎

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 2.7%
Energy - Exploration & Production(a)(b)(c) – 0.0%
Berry Petroleum Co. LLC
$1,200,000	6.750%		11/01/20	$ —
18,124,000	6.375		09/15/22	—

				—

Gas(c) – 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
2,350,000	5.875		08/20/26	2,279,500

Oil Field Services – 2.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.(c)
1,850,000	7.875		12/15/24	1,942,500
Antero Resources Corp.(c)
2,125,000	5.375		11/01/21	2,148,906
375,000	5.125		12/01/22	376,875
California Resources Corp.(c)
1,775,000	8.000	(d)	12/15/22	1,566,438
188,000	6.000		11/15/24	152,280
Carrizo Oil & Gas, Inc.(c)
753,000	7.500		09/15/20	760,530
Chesapeake Energy Corp.
1,500,000	5.375	(c)	06/15/21	1,488,750
2,600,000	5.750		03/15/23	2,457,000
725,000	8.000	(c)	01/15/25	725,000
725,000	8.000	(c)	06/15/27	722,281
Continental Resources, Inc.(c)
3,900,000	3.800		06/01/24	3,802,500
CrownRock LP/CrownRock Finance, Inc.(c)(d)
3,475,000	5.625		10/15/25	3,379,437
CVR Refining LLC/Coffeyville Finance, Inc.(c)
1,686,000	6.500		11/01/22	1,711,290
Denbury Resources, Inc.(c)(d)
1,350,000	9.000		05/15/21	1,427,625
Diamond Offshore Drilling, Inc.(c)
1,300,000	7.875		08/15/25	1,342,250
Diamondback Energy, Inc.(c)
1,475,000	5.375		05/31/25	1,475,000
Endeavor Energy Resources LP/EER Finance, Inc.(c)(d)
675,000	5.750		01/30/28	663,188
Ensco PLC
450,000	4.500	(c)	10/01/24	371,250
2,930,000	7.750		02/01/26	2,790,825
EP Energy LLC/Everest Acquisition Finance, Inc.(c)(d)
1,750,000	9.375		05/01/24	1,373,750
750,000	7.750		05/15/26	763,125
Exterran Energy Solutions LP/EES Finance Corp.(c)
1,350,000	8.125		05/01/25	1,424,250
Gulfport Energy Corp.(c)
1,975,000	6.000		10/15/24	1,871,312
700,000	6.375		01/15/26	668,500
Halcon Resources Corp.(c)
1,495,000	6.750		02/15/25	1,405,300
Jagged Peak Energy LLC(c)(d)
1,250,000	5.875		05/01/26	1,240,625
Jones Energy Holdings LLC/Jones Energy Finance Corp.(c)
550,000	6.750		04/01/22	336,875
Laredo Petroleum, Inc.(c)
900,000	5.625		01/15/22	891,000
675,000	6.250		03/15/23	673,313

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
Matador Resources Co.(c)
$1,225,000	6.875%		04/15/23	$ 1,280,125
MEG Energy Corp.(c)(d)
2,925,000	7.000		03/31/24	2,639,812
275,000	6.500		01/15/25	275,000
Nabors Industries, Inc.
1,475,000	4.625		09/15/21	1,445,500
Newfield Exploration Co.(c)
1,725,000	5.375		01/01/26	1,772,437
Noble Holding International Ltd.
2,450,000	7.750	(c)	01/15/24	2,287,687
1,430,000	7.875	(c)(d)	02/01/26	1,453,238
175,000	5.250		03/15/42	115,500
Oasis Petroleum, Inc.(c)
2,436,000	6.875		03/15/22	2,472,540
Parsley Energy LLC/Parsley Finance Corp.(c)(d)
2,950,000	5.625		10/15/27	2,913,125
Precision Drilling Corp.(c)
925,000	6.500		12/15/21	943,500
375,000	7.750		12/15/23	394,688
QEP Resources, Inc.(c)
3,170,000	5.625		03/01/26	3,027,350
Range Resources Corp.(c)
1,100,000	5.000		08/15/22	1,083,500
700,000	4.875		05/15/25	658,000
Rowan Cos., Inc.(c)
660,000	4.875		06/01/22	615,450
670,000	7.375		06/15/25	643,200
1,170,000	5.400		12/01/42	851,175
Sanchez Energy Corp.(c)
1,875,000	6.125		01/15/23	1,228,125
SESI LLC(c)
1,620,000	7.750		09/15/24	1,680,750
SM Energy Co.(c)
950,000	6.500		11/15/21	966,625
750,000	6.500		01/01/23	761,250
650,000	5.000		01/15/24	609,375
1,125,000	6.750		09/15/26	1,139,063
Transocean, Inc.
1,050,000	9.000	(c)(d)	07/15/23	1,131,375
1,175,000	7.500	(c)(d)	01/15/26	1,189,688
950,000	7.500		04/15/31	878,750
1,900,000	6.800		03/15/38	1,596,000
Trinidad Drilling Ltd.(c)(d)
2,410,000	6.625		02/15/25	2,280,462
USA Compression Partners LP/USA Compression Finance Corp.(c)(d)
1,280,000	6.875		04/01/26	1,315,200
Weatherford International Ltd.
1,475,000	7.750	(c)	06/15/21	1,491,594
1,425,000	6.500		08/01/36	1,111,500
Whiting Petroleum Corp.
1,300,000	1.250		04/01/20	1,228,910
1,675,000	5.750	(c)	03/15/21	1,708,500
WPX Energy, Inc.(c)
499,000	6.000		01/15/22	523,950
500,000	8.250		08/01/23	571,250
700,000	5.250		09/15/24	691,250
1,900,000	5.750		06/01/26	1,895,250

				88,822,669

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)
$550,000	5.375%		09/15/24	$ 540,375
Blue Racer Midstream LLC/Blue Racer Finance Corp.(c)(d)
3,100,000	6.125		11/15/22	3,154,250
Cheniere Corpus Christi Holdings LLC(c)
1,990,000	7.000		06/30/24	2,176,562
1,970,000	5.125		06/30/27	1,955,225
Cheniere Energy Partners LP(c)(d)
2,975,000	5.250		10/01/25	2,885,750
CNX Midstream Partners LP/CNX Midstream Finance Corp.(c)(d)
2,020,000	6.500		03/15/26	1,974,550
DCP Midstream Operating LP(d)
675,000	9.750		03/15/19	709,594
1,400,000	6.750		09/15/37	1,496,250
Energy Transfer Equity LP
1,125,000	7.500		10/15/20	1,212,187
610,000	4.250	(c)	03/15/23	590,938
750,000	5.875	(c)	01/15/24	779,063
600,000	5.500	(c)	06/01/27	608,250
Genesis Energy LP/Genesis Energy Finance Corp.(c)
3,270,000	6.000		05/15/23	3,188,250
NGPL PipeCo LLC(c)(d)
460,000	4.875		08/15/27	446,200
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(c)
3,025,000	5.750		04/15/25	2,881,312
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
3,850,000	5.250		05/01/23	3,878,875
1,480,000	6.750		03/15/24	1,557,700
				30,035,331

TOTAL CORPORATE OBLIGATIONS (Cost $117,501,477)				$ 121,137,500

Shares	Description	Value
Common Stocks(b) – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
612,158	Berry Petroleum Corp.	$ 7,254,072
200,259	Blue Ridge Mountain Resources, Inc.	1,451,878
46,406	Chaparral Energy, Inc. Class A	951,323
57,455	Chaparral Energy, Inc. Class B	1,084,463

TOTAL COMMON STOCKS (Cost $10,814,108)		$ 10,741,736

Shares	Rate	Value
Preferred Stocks(b) – 0.2%
Energy - Exploration & Production – 0.2%
Berry Petroleum Corp.
$754,796	0.000%	$ 10,315,797
14,849	0.000	202,941

TOTAL PREFERRED STOCKS — 0.2%
(Cost $7,733,013)		$ 10,518,738

Shares	Description	Value
Exchange Traded Funds(e) – 8.4%
27,535,399	Alerian MLP ETF	$ 284,991,380
1,916,601	SPDR S&P Bank ETF	93,415,133

TOTAL EXCHANGE TRADED FUNDS (Cost $367,753,732)		$ 378,406,513

Shares	Distribution Rate	Value
Investment Companies(f) – 34.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,379,371,403	1.674%	$1,379,371,403
Goldman Sachs High Yield Floating Rate Fund – Class R6 Shares
15,354,039	0.046	148,012,933
Goldman Sachs MLP Energy Infrastructure Fund – Class R6 Shares
5,635,425	0.003	41,251,313

TOTAL INVESTMENT COMPANIES (Cost $1,566,906,316)		$1,568,635,649

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,070,708,646)		$2,089,440,136

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – 50.9%
Certificates of Deposit – 21.2%
Banco Del Estado De Chile
$4,000,000	2.436%		12/27/18	$ 3,999,785
(1M USD LIBOR + 0.250%
11,000,000	2.159	(g)	08/02/18	11,005,370
Banco del Estado de Chile(g)
19,712,000	2.468		09/28/18	19,731,819
Bank of America NA
22,000,000	2.480		11/14/18	21,999,673
Bank of Montreal
17,500,000	1.700		10/09/18	17,462,131
(1M USD LIBOR + 0.250%)
11,000,000	2.179	(g)	01/11/19	10,999,455
Bank of Nova Scotia
6,900,000	0.000	(h)	07/06/18	6,886,959
(3M USD LIBOR + 0.200%)
11,000,000	2.247	(g)	03/06/19	10,994,608
(3M USD LIBOR + 0.280%)
23,000,000	2.482	(g)	03/20/19	23,028,797
Barclays Bank PLC(g)
11,000,000	2.579		02/22/19	11,004,694
Bayerische Landesbank(g)
17,000,000	2.587		01/11/19	17,034,488

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
BPCE SA(h)
$22,000,000	0.000%		08/06/18	$ 21,915,122
11,000,000	0.000		10/31/18	10,885,463
Cancara Asset Securitization LLC(h)
23,250,000	0.000		06/18/18	23,228,133
6,500,000	0.000		08/31/18	6,462,476
Cooperatieve Rabobank UA
15,000,000	2.093		09/07/18	15,001,080
(1M USD LIBOR + 0.180%)
11,000,000	2.128	(g)	07/20/18	11,003,644
(3M USD LIBOR + 0.200%)
15,000,000	2.271	(g)	03/12/19	15,012,562
Credit Agricole SA
22,000,000	1.560		07/20/18	21,988,851
7,000,000	1.560		09/10/18	6,985,741
Credit Suisse New York(g)
(1M USD LIBOR + 0.210%)
10,600,000	2.107		10/16/18	10,599,105
(1M USD LIBOR + 0.320%)
4,000,000	2.285		09/20/18	4,001,833
(1M USD LIBOR + 0.350%)
11,000,000	2.284		01/16/19	11,006,200
(3M USD LIBOR + 0.320%)
11,000,000	2.377		03/08/19	11,009,909
(3M USD LIBOR + 0.340%)
18,000,000	2.678		04/09/19	18,017,958
Dexia Credit Local SA
22,000,000	1.000		12/07/18	21,724,468
DnB NOR Bank ASA
5,000,000	1.560		09/19/18	4,989,505
(1M USD LIBOR + 0.160%)
22,000,000	2.043	(d)(g)	09/04/18	22,003,745
HSBC Bank PLC(g)
(1M USD LIBOR + 0.200%)
11,000,000	2.160		07/25/18	11,004,347
(3M USD LIBOR + 0.230%)
7,100,000	2.570	(d)	04/10/19	7,102,943
Industrial and Commercial Bank of China Ltd.(h)
13,500,000	0.000		06/15/18	13,489,425
Landesbank Baden-Wuerttemberg
3,750,000	1.850		11/07/18	3,741,062
Landesbank Hessen-Thuringen
25,000,000	0.010		06/19/18	24,976,289
Mitsubishi Trust & Banking Corp.
20,000,000	2.320		06/22/18	20,005,729

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
Mizuho Bank Ltd.(g)
(3M USD LIBOR + 0.500%)
$22,500,000	2.786%		09/24/18	$ 22,511,006
(3M USD LIBOR + 0.540%)
10,000,000	2.565		09/04/18	10,011,175
National Bank of Kuwait SAKP
15,000,000	2.450		07/05/18	15,006,539
5,000,000	2.500		10/01/18	5,000,000
11,000,000	2.600		10/26/18	11,002,521
Norinchukin Bank NY
23,000,000	2.300		06/21/18	23,005,568
20,000,000	2.300		06/22/18	20,004,764
Royal Bank of Canada(g)
(1M USD LIBOR + 0.180%)
3,000,000	2.115		07/18/18	3,000,972
(1M USD LIBOR + 0.200%)
16,000,000	2.134		07/16/18	16,005,546
Sanofi
23,500,000	0.010		09/28/18	23,316,700
Sheffield Receivables Corp.(h)
15,500,000	0.000		06/08/18	15,493,676
23,000,000	0.000		06/18/18	22,978,253
Skandinaviska Enskilda Banken AB
1,250,000	1.000		06/14/18	1,249,152
(1M USD LIBOR + 0.240%)
22,000,000	2.205	(g)	12/27/18	21,999,494
Standard Chartered Bank
10,000,000	0.010		07/09/18	9,979,135
(1M USD LIBOR + 0.300%)
9,200,000	2.207	(g)	11/01/18	9,200,719
(3M USD LIBOR + 0.040%)
25,000,000	2.409	(g)	11/08/18	24,998,831
(3M USD LIBOR + 0.220%)
13,500,000	2.541	(g)	05/16/19	13,498,682
Sumitomo Mitsui Banking Corp.(g)
(1M USD LIBOR + 0.230%)
22,000,000	2.159		08/10/18	22,004,994
(1M USD LIBOR + 0.300%)
8,000,000	2.248		08/21/18	8,002,847
Sumitomo Trust & Banking Corp.(g)
(1M USD LIBOR + 0.290%)
2,000,000	2.213		08/06/18	2,001,115
(3M USD LIBOR + 0.110%)
11,000,000	2.452		10/12/18	11,002,708
(3M USD LIBOR + 0.200%)
22,000,000	2.486		09/25/18	22,021,137
Suncor Energy, Inc.
4,000,000	0.000	(h)	06/11/18	3,997,287
6,900,000	0.000	(h)	06/18/18	6,892,217
9,250,000	1.000		08/31/18	9,190,376

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
$18,300,000	0.000	%(h)	07/10/18	$ 18,260,818
3,700,000	0.010		07/11/18	3,691,863
21,500,000	1.610		06/04/18	21,499,237
The Toronto-Dominion Bank
5,000,000	1.600		08/22/18	4,992,653
Toronto-Dominion Bank
8,350,000	0.000	(h)	06/19/18	8,342,098
(3M USD LIBOR + 0.170%)
25,000,000	2.525	(g)	04/17/19	25,006,313
Toyota Finance Australia Ltd.(g)
4,500,000	1.754		09/07/18	4,501,109
U.S. Bank NA(i)
17,000,000	1.700		07/23/18	17,004,799
Wells Fargo Bank NA(g)
(1M USD LIBOR + 0.210%)
15,000,000	2.163		10/22/18	15,000,547
(3M USD LIBOR + 0.250%)
15,000,000	2.581		04/05/19	15,009,838

				956,988,058

Commercial Paper – 29.7%
ABN AMRO Funding USA LLC(h)
16,650,000	0.000		07/23/18	16,599,382
Alpine Securitization Ltd.
18,000,000	1.000		07/25/18	17,941,645
Alpine Securitizaton Ltd.
15,000,000	2.330		10/01/18	15,000,000
Apple, Inc.(h)
3,850,000	0.000		11/06/18	3,810,176
Atlantic Asset Securitization Corp.(h)
25,150,000	0.000		06/04/18	25,145,118
20,000,000	0.000		06/12/18	19,987,953
9,000,000	0.000		06/21/18	8,990,120
Australia & New Zealand Banking Group Ltd.(i)
22,000,000	1.552		08/23/18	21,999,109
Bank of China Ltd.(h)
15,800,000	0.000		07/23/18	15,751,477
Barton Capital Corp.(h)
12,500,000	0.000		08/14/18	12,442,708
Bedford Row Funding Corp.
15,000,000	0.010		04/25/19	14,634,673
(3M USD LIBOR + 0.060%)
10,000,000	2.440	(d)(g)	12/17/18	9,999,377
BNZ International Funding Ltd.
22,000,000	0.000	(h)	08/17/18	21,898,375
(3M USD LIBOR + 0.250%)
20,651,000	2.575	(d)(g)	04/05/19	20,661,127

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Cafco LLC
$1,450,000	0.000	%(h)	10/01/18	$ 1,437,976
13,300,000	1.000		07/24/18	13,259,701
Caisse d’Amortissement de la Dette Sociale(h)
20,000,000	0.000		08/30/18	19,887,716
Canadian Imperial Bank of Commerce
5,500,000	1.700		10/10/18	5,488,547
(1M USD LIBOR + 0.190%)
18,900,000	2.143	(g)	08/22/18	18,905,850
CBS Corp.(h)
2,550,000	0.000		06/29/18	2,545,245
China Construction Banking Corp.
11,000,000	0.010		06/22/18	10,986,488
Ciesco LLC
18,500,000	0.000	(h)	10/16/18	18,330,013
4,600,000	0.010	(i)	06/06/18	4,598,649
Collateralized Commercial Paper Co. Ltd.(g)
(1M USD LIBOR + 0.220%)
1,862,000	1.794		07/31/18	1,862,778
(1M USD LIBOR + 0.280%)
12,000,000	1.567	(d)	11/19/18	12,002,486
(3M USD LIBOR + 0.200%)
20,000,000	1.945	(d)	10/25/18	20,026,807
Commonwealth Bank of Australia(d)(g)
(1M USD LIBOR + 0.190%)
5,000,000	1.427		09/14/18	5,000,667
(1M USD LIBOR + 0.190%)
3,000,000	1.428		09/24/18	3,000,088
(1M USD LIBOR + 0.230%)
270,000	1.702		12/07/18	270,058
(1M USD LIBOR + 0.260%)
5,000,000	1.821		12/21/18	5,001,662
CRC Funding LLC(h)
19,600,000	0.000		07/27/18	19,535,109
DBS Bank Ltd.
18,000,000	0.000	(h)	06/06/18	17,994,525
24,000,000	1.000		07/23/18	23,927,037
Dominion Resources, Inc.(h)
3,627,000	0.000		06/22/18	3,621,953
DZ Bank AG
15,000,000	0.000	(h)	08/03/18	14,945,253
20,000,000	1.000		08/29/18	19,890,000
Ei Dupont(h)
8,500,000	0.000		06/14/18	8,492,612

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Electricite De France SA(h)
$12,000,000	0.000%		06/06/18	$ 11,995,610
7,000,000	0.000		06/19/18	6,991,647
Fairway Finance Corp.
11,500,000	0.010		06/14/18	11,491,852
11,000,000	0.010		07/18/18	10,969,669
First Abu Dhabi Bank PJSC
17,000,000	0.010		08/09/18	16,924,733
Ford Motor Credit Co. LLC(h)
15,000,000	0.000		02/20/19	14,698,231
3,500,000	0.000		04/08/19	3,414,733
Hp, Inc.(h)
10,750,000	0.000		06/13/18	10,743,051
5,050,000	0.000		07/02/18	5,041,669
ING Funding LLC(h)
4,000,000	0.000		07/09/18	3,991,442
Kells Funding LLC(h)
22,000,000	0.000		06/29/18	21,965,459
11,000,000	0.000		08/08/18	10,954,818
Liberty Funding LLC
15,000,000	0.010		08/09/18	14,936,708
LMA SA LMA Americas
8,000,000	0.000	(h)	07/19/18	7,977,623
30,600,000	0.010		10/31/18	30,283,979
Macquarie Bank Ltd.
19,000,000	0.000	(h)	11/07/18	18,790,324
11,000,000	1.000		07/23/18	10,965,619
(1M USD LIBOR + 0.300%)
19,500,000	1.867	(d)(g)	06/29/18	19,506,698
Marriott International, Inc.
10,000,000	0.000	(h)	07/16/18	9,969,206
6,000,000	0.010		06/04/18	5,998,543
Matchpoint Finance PLC
10,000,000	0.000	(h)	08/06/18	9,958,460
18,500,000	0.000	(h)	10/10/18	18,332,927
3,500,000	0.010		09/27/18	3,471,828
Mondelez International, Inc.
7,116,000	0.010		06/07/18	7,112,956
National Bank of Canada(g)
(1M USD LIBOR + 0.230%)
11,000,000	2.178		09/21/18	11,002,014
(3M USD LIBOR + 0.230%)
22,000,000	2.589		04/18/19	22,003,678
Nieuw Amsterdam Receivables Corp.
8,050,000	0.000	(h)	06/11/18	8,045,462
1,500,000	0.000	(h)	08/31/18	1,491,306
11,700,000	0.010		07/06/18	11,676,764
11,000,000	1.000		08/28/18	10,938,649
Nordea Bank AB(g)
27,000,000	2.325		03/15/19	27,014,510
Nutrien Ltd.
7,000,000	0.000	(h)	06/26/18	6,997,311
2,287,000	0.010		07/16/18	2,279,846

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Old Line Funding LLC(h)
$15,700,000	0.000%		06/21/18	$ 15,682,764
Omnicom Capital, Inc.
4,550,000	0.000	(h)	06/29/18	4,541,515
5,000,000	0.010		06/18/18	4,994,360
Oversea-Chinese Banking Corp. Ltd.
20,100,000	0.000	(h)	04/17/19	19,644,231
12,000,000	2.200		06/14/18	12,001,624
11,000,000	2.240		09/04/18	11,000,000
(1M USD LIBOR + 0.250%)
11,000,000	1.804	(d)(g)	01/10/19	10,999,071
Potash Corp. of Saskatchewan, Inc.(h)
5,731,000	0.000		06/15/18	5,725,651
1,828,000	0.000		06/18/18	1,825,938
QUALCOMM, Inc.
22,000,000	0.010		06/14/18	21,984,472
6,000,000	0.010		08/15/18	5,972,881
Santander UK PLC
25,000,000	0.000	(h)	07/02/18	24,956,000
20,000,000	0.010		10/01/18	19,837,913
Schlumberger Holdings Corp.(h)
6,350,000	0.000		06/22/18	6,341,824
11,000,000	0.000		03/07/19	10,769,825
Sempra Energy Holdings
6,004,000	0.000	(h)	06/20/18	5,996,438
6,109,000	0.000	(h)	06/25/18	6,099,272
7,700,000	0.010		06/04/18	7,698,131
Societe Generale SA(g)
12,000,000	2.235		12/03/18	12,002,094
Southern Co.
11,389,000	0.010		06/19/18	11,375,409
SSM Health Care Corp.
25,000,000	0.010		06/25/18	24,963,142
Svenska Handelsbanken AB(g)
23,000,000	2.180		01/25/19	22,999,288
Thunder Bay Funding LLC(h)
25,500,000	0.000		07/27/18	25,415,415
Tyco Internationa Holding Sarl
9,495,000	0.010		07/09/18	9,470,982
UBS AG London(d)(g)
(1M USD LIBOR + 0.300%)
20,000,000	2.197		06/15/18	20,003,724
(3M USD LIBOR + 0.330%)
10,000,000	2.655		04/04/19	10,010,642
United Overseas Bank Ltd.
25,000,000	1.000		07/27/18	24,917,548
Versailles Commercial Paper LLC
23,000,000	0.000	(h)	09/04/18	22,858,627
4,550,000	0.010		10/01/18	4,513,094

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Victory Receivables Corp.
$23,000,000	0.010%		08/01/18	$ 22,915,985
VW Credit, Inc.
15,118,000	0.010		06/27/18	15,091,876
7,586,000	1.000		08/13/18	7,546,673
Westpac Banking Corp.
11,500,000	1.408		08/13/18	11,503,791
(1M USD LIBOR + 0.150%)
9,000,000	1.378	(d)(g)	07/13/18	9,002,352
(1M USD LIBOR + 0.190%)
14,803,000	2.138	(d)(g)	08/20/18	14,807,957
Westpac Securities NZ Ltd.(d)(g)
14,000,000	1.867		07/30/18	14,010,143

				1,343,290,437

TOTAL SHORT-TERM INVESTMENTS (Cost $2,299,885,835)				$2,300,278,495

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT (Cost $4,370,594,481)				$4,389,718,631

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(f) – 4.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
180,675,890	1.674%	$ 180,675,890
(Cost $180,675,890)

TOTAL INVESTMENTS – 101.2% (Cost $4,551,270,371)		$4,570,394,521

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(55,809,252)

NET ASSETS – 100.0%		$4,514,585,269

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Security is currently in default and/or non-income producing.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $237,688,229, which represents approximately 5.3% of net assets as of May 31, 2018. The liquidity determination is unaudited.

(e)	All or a portion of security is on loan.

(f)	Represents an affiliated fund.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2018.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Rate shown is that which is in effect on October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Currency Abbreviations:
AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	57,830,000	USD	66,815,036	$67,712,938	06/20/18	$897,900
	USD	450,968,210	EUR	364,610,000	426,920,526	06/20/18	24,047,683
	USD	458,577,790	JPY	48,328,000,000	444,876,269	06/20/18	13,701,521
	USD	294,500,533	SEK	2,479,350,000	281,588,122	06/20/18	12,912,410

TOTAL							$51,559,514

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	245,860,000	USD	304,608,354	$287,876,583	06/20/18	$(16,731,771)
	GBP	109,100,000	USD	152,139,732	145,181,602	06/20/18	(6,958,130)
	JPY	1,657,000,000	USD	15,615,436	15,253,269	06/20/18	(362,167)
	SEK	2,479,350,000	USD	302,533,875	281,588,123	06/20/18	(20,945,752)
	ZAR	1,787,980,000	USD	148,546,467	140,072,884	06/20/18	(8,473,583)

TOTAL							$(53,471,403)

FUTURES CONTRACTS — At May 31, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Amsterdam Exchanges Index	35	06/15/18	$4,518,848	$(77,010)
CAC40 Index	186	06/15/18	11,694,106	(235,124)
DAX Index	31	06/15/18	11,426,651	258,609
FTSE 100 Index	187	06/15/18	19,066,743	1,417,279
FTSE/JSE Top 40 Index	3,443	06/21/18	135,145,188	(7,080,474)
FTSE/MIB Index	10	06/15/18	1,272,862	(32,407)
Hang Seng Index	17	06/28/18	3,305,086	(2,509)
IBEX 35 Index	2,360	06/15/18	260,641,645	(20,537,417)
MSCI Singapore Index	91	06/28/18	2,660,978	(58,179)
OMXS 30 Index	234	06/15/18	4,095,418	(147,952)
S&P 500 E-Mini Index	3,142	06/15/18	425,034,050	(8,741,599)
SPI 200 Index	62	06/21/18	7,051,880	77,258
Topix Index	136	06/07/18	21,809,257	776,068
2 Year U.S Treasury Notes	499	09/28/18	105,904,953	420,309
5 Year U.S Treasury Notes	389	09/28/18	44,303,453	433,905
10 Year U.S Treasury Notes	842	09/19/18	101,408,375	1,590,481

Total				$(31,938,762)

Short position contracts:
MSCI Emerging Markets Index	(2,476)	06/15/18	(138,866,460)	11,339,891

TOTAL				$(20,598,871)

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At May 31, 2018, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.302%	6 month GBP	01/24/22	GBP 431,000	$(1,777,005)	$5,542	$(1,782,547)
1.418	6 month GBP	03/19/22	423,000	(3,171,683)	5,371	(3,177,054)

TOTAL					$10,913	$(4,959,601)

(a)	Payments made semi-annually
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to May 31, 2018.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index(a)	Financing Rate Received/(Paid) by the Fund (%)	Credit Spread at May 31, 2018(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 30	5.000%	5.000%	06/20/23	$294,000	$21,102,311	$15,745,055	$5,357,256

(a)	Payments made quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Portfolio	Counterparty	Termination Date(a)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

JPGSVENK Index(b)	1M LIBOR+ 0.070%	JPMorgan Securities, Inc.	07/05/18	$429,076	$(3,912,433)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Portfolio pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Portfolio will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	The top 50 components are shown below.

A basket (JPGSVENK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Advanced Micro Devices Inc	Technology	1,363,835	18,725,459	4.36%
Mattel Inc	Consumer, Cyclical	1,048,813	16,277,573	3.79%
Coty Inc	Consumer, Non-cyclical	1,122,610	14,874,580	3.46%
Ventas Inc	Financial	166,316	9,090,822	2.12%
Equinix Inc	Financial	22,383	8,882,589	2.07%
Gartner Inc	Consumer, Non-cyclical	64,270	8,531,140	1.99%
Global Payments Inc	Consumer, Non-cyclical	75,872	8,433,903	1.96%
CarMax Inc	Consumer, Cyclical	121,501	8,373,842	1.95%
Andeavor	Energy	55,920	8,076,501	1.88%
Incyte Corp	Consumer, Non-cyclical	117,471	8,019,730	1.87%
United Parcel Service Inc	Industrial	68,312	7,932,396	1.85%
EQT Corp	Energy	151,149	7,790,244	1.81%
Ulta Beauty Inc	Consumer, Cyclical	31,541	7,787,797	1.81%
Kraft Heinz Co/The	Consumer, Non-cyclical	133,766	7,688,885	1.79%
Johnson Controls International	Industrial	217,744	7,307,474	1.70%
Under Armour Inc	Consumer, Cyclical	345,777	6,542,109	1.52%
Consolidated Edison Inc	Utilities	84,473	6,481,606	1.51%
Xcel Energy Inc	Utilities	142,021	6,464,781	1.51%
Southern Co/The	Utilities	143,113	6,425,771	1.50%
DTE Energy Co	Utilities	62,354	6,386,881	1.49%
Alliant Energy Corp	Utilities	154,130	6,384,051	1.49%
PPL Corp	Utilities	232,355	6,347,932	1.48%
Duke Energy Corp	Utilities	82,244	6,345,939	1.48%
Dominion Energy Inc	Utilities	98,063	6,294,660	1.47%
Align Technology Inc	Consumer, Non-cyclical	13,915	4,619,225	1.08%
Welltower Inc	Financial	79,246	4,568,513	1.06%
Mid-America Apartment Communit	Financial	48,704	4,556,720	1.06%
Analog Devices Inc	Technology	46,426	4,511,720	1.05%
Federal Realty Investment Trus	Financial	37,754	4,488,543	1.05%
Realty Income Corp	Financial	84,026	4,478,593	1.04%
Regency Centers Corp	Financial	77,054	4,475,282	1.04%
HCP Inc	Financial	185,958	4,457,409	1.04%
Iron Mountain Inc	Financial	132,697	4,417,489	1.03%
Crown Castle International Cor	Financial	42,078	4,382,443	1.02%
Duke Realty Corp	Financial	154,932	4,356,677	1.01%
GGP Inc	Financial	212,822	4,316,039	1.01%
Netflix Inc	Communications	12,108	4,257,168	0.99%
Range Resources Corp	Energy	266,990	4,229,117	0.98%
T Rowe Price Group Inc	Financial	33,710	4,093,059	0.95%
Stryker Corp	Consumer, Non-cyclical	23,474	4,084,926	0.95%
Martin Marietta Materials Inc	Industrial	18,185	4,052,980	0.94%
Altria Group Inc	Consumer, Non-cyclical	72,428	4,037,143	0.94%
Lennar Corp	Consumer, Cyclical	77,110	3,989,647	0.93%
Vulcan Materials Co	Industrial	31,010	3,961,184	0.92%
Hologic Inc	Consumer, Non-cyclical	104,244	3,949,821	0.92%
Williams Cos Inc/The	Energy	144,856	3,890,839	0.91%
Cooper Cos Inc/The	Consumer, Non-cyclical	17,003	3,847,951	0.90%
SVB Financial Group	Financial	12,290	3,836,197	0.89%
Nektar Therapeutics	Consumer, Non-cyclical	47,347	3,800,580	0.89%
General Electric Co	Industrial	268,442	3,779,662	0.88%

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2018, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Put USD/Call RUB	Citibank NA	$63.45	08/02/18	42,864,000	$42,864,000	$1,174,388	$970,870	$203,518

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
AMLP Index	Deutsche Bank AG	$10.42	06/29/18	2,980,500	$2,980,500	$615,727	$1,788,300	$(1,172,573)
AMLP Index	Deutsche Bank AG	10.41	06/29/18	2,880,000	2,880,000	611,205	1,728,000	(1,116,795)

Total Purchased option contracts					$5,860,500	$1,226,932	$3,516,300	$(2,289,368)

Written option contracts
Puts
AMLP Index	Deutsche Bank AG	$10.42	06/29/18	(2,980,500)	$(2,980,500)	$(762,088)	$(2,089,629)	$1,327,541
AMLP Index	Deutsche Bank AG	10.41	06/29/18	(2,880,000)	(2,880,000)	(719,280)	(2,018,880)	1,299,600

Total Written option contracts					$(5,860,500)	$(1,481,368)	$(4,108,509)	$2,627,141

Abbreviations:
AMLP Index	— Alerian MLP ETF Index
CDX.NA.HY Index	— Markit North American High Yield CDX Index
JPGSVENK Index	— Custom Swap Equity Index
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity – TTIF, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 31, 2014 and is currently a wholly-owned subsidiary of the Portfolio. The Subsidiary acts as an investment vehicle for the Portfolio to enable the Portfolio to gain exposure to certain types of commodity-linked derivative instruments. The Portfolio is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of July 31, 2014, and it is intended that the Portfolio will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All interfund balances and transactions have been eliminated in consolidation. As of May 31, 2018, the Portfolio’s net assets were $4,514,585,269, of which, $357,273,347, or 7.9%, represented the Subsidiary’s net assets.

Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invests in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments.

iii. Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Portfolio’s investment in credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Portfolio buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Portfolio, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Portfolio may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Portfolio generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Portfolio sells protection through a credit default swap, the Portfolio could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Portfolio, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Portfolio may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Portfolio is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Portfolio bought credit protection.

A total return swap is an agreement that gives the Portfolio the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.

Securities Lending — The Portfolio may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Portfolio’s securities lending procedures, the Portfolio receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Portfolio, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Portfolio on the next business day. As with other extensions of credit, the Portfolio may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Portfolio or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Portfolio invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee upto 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Portfolio by paying the Portfolio an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Portfolio’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received.

Both the Portfolio and BNYM received compensation relating to the lending of the Portfolio’s securities.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of May 31, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$121,137,500	$—
Common Stock and/or Other Equity Investments(a)
North America	1,451,878	19,808,596	—
Exchange Traded Funds	378,406,513	—	—
Investment Companies	1,568,635,649	—	—
Short-term Investments	—	2,300,278,495	—
Securities Lending Reinvestment Vehicle	180,675,890	—	—
Total	$2,129,169,930	$2,441,224,591	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$51,559,514	$—
Futures Contracts(b)	16,313,800	—	—
Credit Default Swap Contracts(b)	—	5,357,256	—
Options Purchased	—	2,401,320	—
Total	$16,313,800	$59,318,090	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(53,471,403)	$—
Futures Contracts(b)	(36,912,671)	—	—
Interest Rate Swap Contracts(b)	—	(4,959,601)	—
Total Return Swap Contracts(b)	—	(3,912,433)	—
Options Purchased	—	(1,481,368)	—
Total	$(36,912,671)	$(63,824,805)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Portfolio utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets being hedged, if any.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls,

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolio also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Portfolio invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, the Portfolio may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Sector Risk — To the extent the Portfolio focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Portfolio may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tax Risk — The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Portfolio has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Portfolio has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” in which case the Portfolio would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for Portfolio shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 24, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date July 24, 2018

*	Print the name and title of each signing officer under his or her signature.